UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
________

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23028

Winton Diversified Opportunities Fund

(Exact name of registrant as specified in charter)

________

     SEI Investments One Freedom Valley Drive Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-330-9999

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Winton Diversified Opportunities Fund

Semi-Annual Report
April 30, 2018 (Unaudited)

TABLE OF CONTENTS

Fund Information	1
Consolidated Schedule of Investments	2
Consolidated Statement of Assets and Liabilities	63
Consolidated Statement of Operations	64
Consolidated Statements of Changes in Net Assets	65
Consolidated Financial Highlights	66
Notes to the Consolidated Financial Statements	68

The Fund files its complete consolidated schedule of investments of fund holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund’s N-Q forms are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC’s website at http://www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

FUND INFORMATION

For the six-month period ended April 30, 2018

Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Winton Capital US LLC
313 Park Avenue South
New York, NY 10010

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

Custodian	The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Transfer Agent	Atlantic Shareholder Services, LLC
Three Canal Plaza
Portland, ME 04101

Prime Broker	Morgan Stanley & Co., LLC
One New York Plaza
New York, NY 10004

Independent Registered	KPMG LLP
Public Accounting Firm	1601 Market Street
Philadelphia, PA 19103

1

                                 Winton Diversified Opportunities Fund
                                                       April 30, 2018 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 53.0%

	Face Amount
	$	Value $
U.S. Treasury Notes
1.625%, 03/15/20	1,000,000	984,453
1.375%, 09/30/18	1,000,000	997,305
1.375%, 07/31/19	1,000,000	987,851
1.250%, 01/31/19	1,000,000	992,891
1.000%, 05/31/18	2,000,000	1,998,886
0.750%, 10/31/18	2,000,000	1,987,031

Total U.S. Treasury Obligations
(Cost $7,976,219)		7,948,417

Total Investments— 53.0%
(Cost $7,976,219)		7,948,417

Percentages are based on net assets of $14,999,192.

Below is a list of open equity swap contracts held by the Fund at April 30, 2018. All equity swap contracts are held with one counterparty, Morgan Stanley and have monthly payment frequencies.

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Alumina Ltd	BBSW -1M 1.85%	11/22/19	2,492	4,966	-
Crown Resorts Ltd	BBSW -1M 1.85%	11/22/19	458	4,481	-
Iluka Resources Ltd	BBSW -1M 1.85%	11/22/19	602	5,339	-
Tabcorp Holdings Ltd	BBSW -1M 1.85%	11/22/19	1,459	4,824	-
Fortescue Metals Group Ltd	BBSW -1M 1.86%	11/22/19	1,172	4,034	-
Allreal Holding AG	CIBOR-1W -0.39%	12/23/19	5	824	-
Carlsberg A/S	CIBOR-1W -0.39%	12/23/19	9	1,009	-
Chr Hansen Holding A/S	CIBOR-1W -0.39%	12/23/19	21	1,911	-
Danske Bank A/S	CIBOR-1W -0.39%	12/23/19	61	2,131	-
DSV A/S	CIBOR-1W -0.39%	12/23/19	67	5,327	-
ING Groep NV	CIBOR-1W -0.39%	08/07/19	305	5,150	-
Novozymes A/S	CIBOR-1W -0.39%	12/23/19	334	15,788	-
Rockwool International A/S	CIBOR-1W -0.39%	12/23/19	4	1,209	-
Schouw & Co A/S	CIBOR-1W -0.39%	12/23/19	39	3,848	-
Sydbank A/S	CIBOR-1W -0.39%	12/23/19	34	1,262	-
Topdanmark A/S	CIBOR-1W -0.39%	12/23/19	28	1,322	-
Algonquin Power & Utilities Corp	DISC -1D 1.25%	10/03/19	421	4,105	-
Allied Properties Real Estate Investment Trust	DISC -1D 1.25%	10/03/19	32	1,035	-
Bank of Montreal	DISC -1D 1.25%	10/03/19	64	4,868	-
Bank of Nova Scotia/The	DISC -1D 1.25%	10/03/19	54	3,324	-
Boralex Inc	DISC -1D 1.25%	10/03/19	285	5,102	-
Brookfield Asset Management Inc	DISC -1D 1.25%	10/03/19	40	1,588	-
BRP Inc/CA	DISC -1D 1.25%	10/03/19	24	972	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
CAE Inc	DISC -1D 1.25%	10/03/19	65	1,231
Canadian Apartment Properties REIT	DISC -1D 1.25%	10/03/19	128	3,698	-
Canadian Imperial Bank of Commerce	DISC -1D 1.25%	10/03/19	28	2,443	-
Canadian National Railway Co	DISC -1D 1.25%	10/03/19	17	1,315	-
Canadian Natural Resources Ltd	DISC -1D 1.25%	10/03/19	44	1,590	-
Canadian Tire Corp Ltd	DISC -1D 1.25%	10/03/19	9	1,228	-
Capital Power Corp	DISC -1D 1.25%	10/03/19	53	1,008	-
CCL Industries Inc	DISC -1D 1.25%	10/03/19	81	3,935	-
Centamin PLC	DISC -1D 1.25%	03/25/20	462	997	-
CGI Group Inc	DISC -1D 1.25%	10/03/19	18	1,045	-
Chorus Aviation Inc	DISC -1D 1.25%	10/03/19	479	2,877	-
Constellation Software Inc/Canada	DISC -1D 1.25%	10/03/19	5	3,579	-
Descartes Systems Group Inc/The	DISC -1D 1.25%	10/03/19	38	1,125	-
Dollarama Inc	DISC -1D 1.25%	10/03/19	47	5,419	-
Dream Global Real Estate Investment Trust	DISC -1D 1.25%	10/03/19	568	6,066	-
Emera Inc	DISC -1D 1.25%	10/03/19	37	1,154	-
Enbridge Income Fund Holdings Inc	DISC -1D 1.25%	10/03/19	57	1,221	-
Endeavour Mining Corp	DISC -1D 1.25%	10/03/19	65	1,111	-
Enercare Inc	DISC -1D 1.25%	10/03/19	162	2,194	-
Enerflex Ltd	DISC -1D 1.25%	10/03/19	97	1,187	-
Enerplus Corp	DISC -1D 1.25%	10/03/19	91	1,058	-
First Busey Corp	DISC -1D 1.25%	10/03/19	44	1,305	-
Fortis Inc/Canada	DISC -1D 1.25%	10/03/19	68	2,286	-
Franco-Nevada Corp	DISC -1D 1.25%	10/03/19	20	1,421	-
Granite Real Estate Investment Trust	DISC -1D 1.25%	10/03/19	54	2,128	-
Great Canadian Gaming Corp	DISC -1D 1.25%	10/03/19	50	1,429	-
Innergex Renewable Energy Inc	DISC -1D 1.25%	10/03/19	92	972	-
Intact Financial Corp	DISC -1D 1.25%	10/03/19	27	2,062	-
Inter Pipeline Ltd	DISC -1D 1.25%	10/03/19	58	1,047	-
Interfor Corp	DISC -1D 1.25%	10/03/19	55	1,030	-
Intertape Polymer Group Inc	DISC -1D 1.25%	10/03/19	62	965	-
Ivanhoe Mines Ltd	DISC -1D 1.25%	10/03/19	372	769	-
Keyera Corp	DISC -1D 1.25%	10/03/19	45	1,214	-
Kinder Morgan Canada Ltd	DISC -1D 1.25%	10/03/19	70	905	-
Kirkland Lake Gold Ltd	DISC -1D 1.25%	10/03/19	103	1,800	-
Labrador Iron Ore Royalty Corp	DISC -1D 1.25%	10/03/19	55	937	-
Maple Leaf Foods Inc	DISC -1D 1.25%	10/03/19	50	1,207	-
Morneau Shepell Inc	DISC -1D 1.25%	10/03/19	92	1,821	-
National Bank of Canada	DISC -1D 1.25%	10/03/19	111	5,280	-
Nemaska Lithium Inc	DISC -1D 1.25%	10/03/19	1,101	1,117	-
New Flyer Industries Inc	DISC -1D 1.25%	10/03/19	121	5,566	-
NexGen Energy Ltd	DISC -1D 1.25%	10/03/19	769	1,536	-
Norbord Inc	DISC -1D 1.25%	10/03/19	30	1,241	-
Northland Power Inc	DISC -1D 1.25%	10/03/19	130	2,348	-
NorthWest Healthcare Properties REIT	DISC -1D 1.25%	01/13/20	309	2,700	-
Parex Resources Inc	DISC -1D 1.25%	10/03/19	147	2,533	-
Parkland Fuel Corp	DISC -1D 1.25%	10/03/19	115	2,674	-
Pembina Pipeline Corp	DISC -1D 1.25%	10/03/19	108	3,445	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Planet Fitness Inc	DISC -1D 1.25%	10/03/19	72	2,901	-
PrairieSky Royalty Ltd	DISC -1D 1.25%	10/03/19	45	999	-
Premium Brands Holdings Corp	DISC -1D 1.25%	10/03/19	82	7,715	-
Quebecor Inc	DISC -1D 1.25%	10/03/19	134	2,502	-
Rogers Communications Inc	DISC -1D 1.25%	10/03/19	27	1,277	-
Royal Bank of Canada	DISC -1D 1.25%	10/03/19	68	5,179	-
Stella-Jones Inc	DISC -1D 1.25%	10/03/19	1	36	-
Sun Life Financial Inc	DISC -1D 1.25%	10/03/19	25	1,034	-
Suncor Energy Inc	DISC -1D 1.25%	10/03/19	75	2,873	-
Teck Resources Ltd	DISC -1D 1.25%	10/03/19	37	930	-
TMX Group Ltd	DISC -1D 1.25%	10/03/19	17	1,027	-
Toromont Industries Ltd	DISC -1D 1.25%	10/03/19	87	3,816	-
Toronto-Dominion Bank/The	DISC -1D 1.25%	10/03/19	99	5,569	-
TransCanada Corp	DISC -1D 1.25%	10/03/19	63	2,675	-
Transcontinental Inc	DISC -1D 1.25%	10/03/19	50	1,055	-
West Fraser Timber Co Ltd	DISC -1D 1.25%	10/03/19	14	950	-
Winpak Ltd	DISC -1D 1.25%	10/03/19	39	1,450	-
WSP Global Inc	DISC -1D 1.25%	10/03/19	46	2,281	-
1&1 Drillisch AG	EONIA-1D -0.37%	06/21/19	64	4,647	-
A2A SpA	EONIA-1D -0.37%	06/21/19	758	1,527	-
Aalberts Industries NV	EONIA-1D -0.37%	06/21/19	59	2,911	-
Acerinox SA	EONIA-1D -0.37%	06/21/19	637	8,962	-
Ackermans & van Haaren NV	EONIA-1D -0.37%	06/21/19	8	1,448	-
adidas AG	EONIA-1D -0.37%	06/21/19	12	2,956	-
Aegon NV	EONIA-1D -0.37%	06/21/19	578	4,254	-
Aeroports de Paris	EONIA-1D -0.37%	06/21/19	14	3,085	-
Ageas	EONIA-1D -0.37%	06/21/19	115	6,176	-
Air Liquide SA	EONIA-1D -0.37%	06/21/19	135	17,624	-
Airbus SE	EONIA-1D -0.37%	06/21/19	10	1,177	-
Akzo Nobel NV	EONIA-1D -0.37%	06/21/19	206	18,642	-
Allianz SE	EONIA-1D -0.37%	06/21/19	33	7,833	-
Amadeus IT Group SA	EONIA-1D -0.37%	06/21/19	23	1,687	-
AMG Advanced Metallurgical Group NV	EONIA-1D -0.37%	06/21/19	51	2,394	-
Amplifon SpA	EONIA-1D -0.37%	06/21/19	90	1,685	-
Arkema SA	EONIA-1D -0.37%	06/21/19	152	19,926	-
ASML Holding NV	EONIA-1D -0.37%	06/21/19	1	190	-
ASR Nederland NV	EONIA-1D -0.37%	06/21/19	75	3,548	-
Assicurazioni Generali SpA	EONIA-1D -0.37%	06/21/19	302	6,108	-
ASTM SpA	EONIA-1D -0.37%	06/21/19	94	2,595	-
Atlas Copco	EONIA-1D -0.37%	10/03/19	59	2,322	-
Atos SE	EONIA-1D -0.37%	06/21/19	2	270	-
AURELIUS Equity Opportunities SE & Co KGaA	EONIA-1D -0.37%	06/21/19	20	1,519	-
Autogrill SpA	EONIA-1D -0.37%	06/21/19	97	1,242	-
AXA SA	EONIA-1D -0.37%	06/21/19	184	5,273	-
Axel Springer SE	EONIA-1D -0.37%	06/21/19	15	1,230	-
Banca IFIS SpA	EONIA-1D -0.37%	06/21/19	31	1,225	-
Banco Bilbao Vizcaya Argentaria SA	EONIA-1D -0.37%	06/21/19	510	4,147	-
Banco de Sabadell SA	EONIA-1D -0.37%	06/21/19	1,738	3,415	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Banco Santander SA	EONIA-1D -0.37%	06/21/19	832	5,401	-
Bankinter SA	EONIA-1D -0.37%	06/21/19	119	1,248	-
BASF SE	EONIA-1D -0.37%	06/21/19	179	18,666	-
Bayerische Motoren Werke AG	EONIA-1D -0.37%	06/21/19	318	35,528	-
BE Semiconductor Industries	EONIA-1D -0.37%	06/21/19	43	2,979	-
Bechtle AG	EONIA-1D -0.37%	06/21/19	34	2,886	-
Beiersdorf AG	EONIA-1D -0.37%	06/21/19	18	2,043	-
bet-at-home.com AG	EONIA-1D -0.37%	06/21/19	11	1,096	-
Biesse SpA	EONIA-1D -0.37%	06/21/19	58	3,069	-
BioMerieux	EONIA-1D -0.37%	06/21/19	31	2,457	-
BNP Paribas SA	EONIA-1D -0.37%	06/21/19	72	5,566	-
Bouygues SA	EONIA-1D -0.37%	06/21/19	27	1,378	-
Brembo SpA	EONIA-1D -0.37%	06/21/19	180	2,664	-
BWX Technologies Inc	EONIA-1D -0.37%	10/03/19	90	6,102	-
CA Immobilien Anlagen AG	EONIA-1D -0.37%	06/21/19	95	3,299	-
CaixaBank SA	EONIA-1D -0.37%	06/21/19	1,175	5,734	-
CANCOM SE	EONIA-1D -0.37%	06/21/19	13	1,535	-
Carl Zeiss Meditec AG	EONIA-1D -0.37%	06/21/19	27	1,837	-
Cerved Group SpA	EONIA-1D -0.37%	06/21/19	87	1,057	-
Chemours Co/The	EONIA-1D -0.37%	10/03/19	136	6,584	-
CIE Automotive SA	EONIA-1D -0.37%	06/21/19	138	5,175	-
Cie Generale des Etablissements Michelin SCA	EONIA-1D -0.37%	06/21/19	256	36,049	-
Cie Plastic Omnium SA	EONIA-1D -0.37%	06/21/19	36	1,733	-
CNP Assurances	EONIA-1D -0.37%	06/21/19	314	8,058	-
Cofinimmo SA	EONIA-1D -0.37%	06/21/19	22	2,924	-
Commerzbank AG	EONIA-1D -0.37%	06/21/19	401	5,189	-
CompuGroup Medical SE	EONIA-1D -0.37%	06/21/19	24	1,254	-
Continental AG	EONIA-1D -0.37%	06/21/19	131	35,010	-
Corbion NV	EONIA-1D -0.37%	06/21/19	32	1,025	-
Credit Agricole SA	EONIA-1D -0.37%	06/21/19	386	6,359	-
CTS Eventim AG & Co KGaA	EONIA-1D -0.37%	06/21/19	27	1,267	-
Daimler AG	EONIA-1D -0.37%	06/21/19	441	34,899	-
Dassault Systemes SE	EONIA-1D -0.37%	06/21/19	8	1,037	-
Davide Campari-Milano SpA	EONIA-1D -0.37%	08/07/19	349	2,623	-
Derichebourg SA	EONIA-1D -0.37%	06/21/19	147	1,303	-
Deutsche Bank AG	EONIA-1D -0.37%	06/21/19	145	1,991	-
Deutsche Boerse AG	EONIA-1D -0.37%	06/21/19	9	1,214	-
Deutsche Lufthansa AG	EONIA-1D -0.37%	06/21/19	212	6,191	-
Deutsche Post AG	EONIA-1D -0.37%	06/21/19	60	2,617	-
Deutsche Wohnen SE	EONIA-1D -0.37%	06/21/19	309	14,612	-
DiaSorin SpA	EONIA-1D -0.37%	06/21/19	17	1,609	-
DNA Oyj	EONIA-1D -0.37%	06/21/19	129	3,027	-
Duerr AG	EONIA-1D -0.37%	06/21/19	10	997	-
E.ON SE	EONIA-1D -0.37%	06/21/19	375	4,110	-
Eiffage SA	EONIA-1D -0.37%	06/21/19	25	2,981	-
Electricite de France SA	EONIA-1D -0.37%	06/21/19	248	3,491	-
Ence Energia y Celulosa SA	EONIA-1D -0.37%	06/21/19	134	1,039	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Enel SpA	EONIA-1D -0.37%	06/21/19	185	1,177	-
ERG SpA	EONIA-1D -0.37%	06/21/19	89	2,140	-
Erste Group Bank AG	EONIA-1D -0.37%	06/21/19	23	1,128	-
Eurazeo SA	EONIA-1D -0.37%	06/21/19	91	8,004	-
Eurofins Scientific SE	EONIA-1D -0.37%	06/21/19	3	1,623	-
Euronext NV	EONIA-1D -0.37%	06/21/19	19	1,364	-
Evonik Industries AG	EONIA-1D -0.37%	06/21/19	431	15,351	-
Faurecia SA	EONIA-1D -0.37%	06/21/19	33	2,703	-
Fiat Chrysler Automobiles NV	EONIA-1D -0.37%	06/21/19	256	5,744	-
Fincantieri SpA	EONIA-1D -0.37%	06/21/19	622	982	-
FinecoBank Banca Fineco SpA	EONIA-1D -0.37%	06/21/19	82	981	-
Finnair OYJ	EONIA-1D -0.37%	06/21/19	123	1,684	-
FirstService Corp	EONIA-1D -0.37%	08/07/19	19	1,334	-
Flughafen Zurich AG	EONIA-1D -0.37%	08/07/19	7	1,471	-
Fnac Darty SA	EONIA-1D -0.37%	06/21/19	13	1,398	-
Fonciere Des Regions	EONIA-1D -0.37%	06/21/19	63	7,052	-
Fraport AG Frankfurt Airport Services Worldwide	EONIA-1D -0.37%	06/21/19	15	1,457	-
Freenet AG	EONIA-1D -0.37%	06/21/19	47	1,495	-
Galapagos NV	EONIA-1D -0.37%	06/21/19	11	994	-
Galp Energia SGPS SA	EONIA-1D -0.37%	06/21/19	130	2,500	-
Gecina SA	EONIA-1D -0.37%	06/21/19	73	12,665	-
Grand City Properties SA	EONIA-1D -0.37%	06/21/19	44	1,063	-
GRENKE AG	EONIA-1D -0.37%	08/07/19	25	2,956	-
Groupe Bruxelles Lambert SA	EONIA-1D -0.37%	06/21/19	25	2,868	-
Hannover Rueck SE	EONIA-1D -0.37%	06/21/19	48	6,762	-
HeidelbergCement AG	EONIA-1D -0.37%	06/21/19	54	5,302	-
Heineken Holding NV	EONIA-1D -0.37%	06/21/19	36	3,662	-
Heineken NV	EONIA-1D -0.37%	06/21/19	16	1,688	-
Henkel AG & Co KGaA	EONIA-1D -0.37%	06/21/19	13	1,655	-
Henkel AG & Co KGaA	EONIA-1D -0.37%	06/21/19	1	119	-
Hera SpA	EONIA-1D -0.37%	06/21/19	300	1,113	-
Hermes International	EONIA-1D -0.37%	06/21/19	29	18,773	-
Hewlett Packard Enterprise Co	EONIA-1D -0.37%	10/03/19	1,204	20,528	-
Hilton Grand Vacations Inc	EONIA-1D -0.37%	10/03/19	32	1,376	-
HOCHTIEF AG	EONIA-1D -0.37%	06/21/19	10	1,832	-
HP Inc	EONIA-1D -0.37%	10/03/19	1,397	30,022	-
HUGO BOSS AG	EONIA-1D -0.37%	06/21/19	129	12,126	-
Iberdrola SA	EONIA-1D -0.37%	06/21/19	722	5,597	-
ICADE	EONIA-1D -0.37%	06/21/19	61	6,069	-
IMA Industria Macchine Automatiche SpA	EONIA-1D -0.37%	06/21/19	26	2,532	-
IMCD NV	EONIA-1D -0.37%	06/21/19	28	1,727	-
Infineon Technologies AG	EONIA-1D -0.37%	06/21/19	38	977	-
Interpump Group SpA	EONIA-1D -0.37%	06/21/19	77	2,454	-
Intesa Sanpaolo SpA	EONIA-1D -0.37%	06/21/19	1,426	5,661	-
Intesa Sanpaolo SpA	EONIA-1D -0.37%	06/21/19	1,350	5,149	-
Ipsen SA	EONIA-1D -0.37%	06/21/19	18	2,925	-
Iren SpA	EONIA-1D -0.37%	06/21/19	1,170	3,565	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
JD Sports Fashion PLC	EONIA-1D -0.37%	10/03/19	527	2,838	-
Jenoptik AG	EONIA-1D -0.37%	06/21/19	4	146	-
Juventus Football Club SpA	EONIA-1D -0.37%	06/21/19	1,042	793	-
K+S AG	EONIA-1D -0.37%	06/21/19	826	24,360	-
KBC Ancora	EONIA-1D -0.37%	06/21/19	20	1,214	-
KBC Group NV	EONIA-1D -0.37%	06/21/19	65	5,686	-
Kering SA	EONIA-1D -0.37%	06/21/19	34	19,701	-
Kerry Group PLC	EONIA-1D -0.37%	06/21/19	1	102	-
Kesko OYJ	EONIA-1D -0.37%	06/21/19	52	3,060	-
Kingspan Group PLC	EONIA-1D -0.37%	06/21/19	37	1,676	-
Klepierre SA	EONIA-1D -0.37%	06/21/19	68	2,787	-
Koenig & Bauer AG	EONIA-1D -0.37%	06/21/19	33	2,715	-
Koninklijke DSM NV	EONIA-1D -0.37%	06/21/19	203	21,049	-
Kyowa Hakko Kirin Co Ltd	EONIA-1D -0.37%	08/07/19	875	18,983	-
LANXESS AG	EONIA-1D -0.37%	06/21/19	230	17,107	-
LEG Immobilien AG	EONIA-1D -0.37%	06/21/19	10	1,154	-
Legrand SA	EONIA-1D -0.37%	06/21/19	20	1,559	-
LeoVegas AB	EONIA-1D -0.37%	10/03/19	74	726	-
L'Oreal SA	EONIA-1D -0.37%	06/21/19	14	3,364	-
LVMH Moet Hennessy Louis Vuitton SE	EONIA-1D -0.37%	06/21/19	52	18,176	-
Mapfre SA	EONIA-1D -0.37%	06/21/19	1,699	5,920	-
Match Group Inc	EONIA-1D -0.37%	10/03/19	24	1,131	-
Mediobanca Banca di Credito Finanziario SpA	EONIA-1D -0.37%	06/21/19	502	6,105	-
Melexis NV	EONIA-1D -0.37%	06/21/19	12	1,146	-
Moncler SpA	EONIA-1D -0.37%	06/21/19	43	1,945	-
MTU Aero Engines AG	EONIA-1D -0.37%	06/21/19	15	2,592	-
Muenchener Rueckversicherungs-Gesellschaft AG	EONIA-1D -0.37%	06/21/19	26	5,967	-
Natixis SA	EONIA-1D -0.37%	06/21/19	840	6,913	-
Navigator Co SA/The	EONIA-1D -0.37%	06/21/19	273	1,596	-
Nemetschek SE	EONIA-1D -0.37%	06/21/19	16	1,929	-
Neste Oyj	EONIA-1D -0.37%	06/21/19	51	4,307	-
Nexity SA	EONIA-1D -0.37%	06/21/19	20	1,250	-
NN Group NV	EONIA-1D -0.37%	06/21/19	159	7,625	-
Ollie's Bargain Outlet Holdings Inc	EONIA-1D -0.37%	10/03/19	44	2,737	-
OMV AG	EONIA-1D -0.37%	06/21/19	41	2,551	-
Orpea	EONIA-1D -0.37%	06/21/19	26	3,341	-
Pernod Ricard SA	EONIA-1D -0.37%	06/21/19	16	2,659	-
Peugeot SA	EONIA-1D -0.37%	06/21/19	1,508	37,204	-
Pfeiffer Vacuum Technology AG	EONIA-1D -0.37%	06/21/19	7	1,037	-
Porsche Automobil Holding SE	EONIA-1D -0.37%	06/21/19	494	42,257	-
QIAGEN NV	EONIA-1D -0.37%	10/03/19	475	15,537	-
Raiffeisen Bank International AG	EONIA-1D -0.37%	06/21/19	158	5,345	-
Rational AG	EONIA-1D -0.37%	06/21/19	3	1,883	-
Recordati SpA	EONIA-1D -0.37%	06/21/19	72	2,579	-
RELX NV	EONIA-1D -0.37%	06/21/19	86	1,830	-
Remy Cointreau SA	EONIA-1D -0.37%	06/21/19	18	2,481	-
Renault SA	EONIA-1D -0.37%	06/21/19	369	40,053	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Repsol SA	EONIA-1D -0.37%	06/21/19	316	6,051	-
Rheinmetall AG	EONIA-1D -0.37%	06/21/19	18	2,363	-
Rubis SCA	EONIA-1D -0.37%	06/21/19	60	4,676	-
S&T AG	EONIA-1D -0.37%	06/21/19	51	1,319	-
Safran SA	EONIA-1D -0.37%	06/21/19	17	2,002	-
Salzgitter AG	EONIA-1D -0.37%	06/21/19	203	11,177	-
Sampo Oyj	EONIA-1D -0.37%	06/21/19	28	1,514	-
Saras SpA	EONIA-1D -0.37%	06/21/19	556	1,329	-
SCOR SE	EONIA-1D -0.37%	06/21/19	160	6,505	-
SEB SA	EONIA-1D -0.37%	06/21/19	20	3,840	-
SES SA	EONIA-1D -0.37%	06/21/19	354	5,475	-
Sixt SE	EONIA-1D -0.37%	06/21/19	23	2,716	-
Societa Iniziative Autostradali e Servizi SpA	EONIA-1D -0.37%	06/21/19	72	1,531	-
Societe Generale SA	EONIA-1D -0.37%	06/21/19	102	5,602	-
Solvay SA	EONIA-1D -0.37%	06/21/19	126	17,598	-
Sopra Steria Group	EONIA-1D -0.37%	06/21/19	8	1,710	-
STADA Arzneimittel AG	EONIA-1D -0.37%	06/21/19	49	4,963	-
Stora Enso OYJ	EONIA-1D -0.37%	06/21/19	79	1,569	-
Stroeer SE & Co KGaA	EONIA-1D -0.37%	06/21/19	34	2,496	-
Symrise AG	EONIA-1D -0.37%	06/21/19	229	18,565	-
TAG Immobilien AG	EONIA-1D -0.37%	06/21/19	213	4,501	-
Technogym SpA	EONIA-1D -0.37%	06/21/19	133	1,621	-
Telecom Italia SpA/Milano	EONIA-1D -0.37%	06/21/19	7,632	6,575	-
Telecom Italia SpA/Milano	EONIA-1D -0.37%	06/21/19	93	92	-
Teleperformance	EONIA-1D -0.37%	06/21/19	30	4,817	-
Thales SA	EONIA-1D -0.37%	06/21/19	26	3,298	-
thyssenkrupp AG	EONIA-1D -0.37%	06/21/19	361	9,421	-
TLG Immobilien AG	EONIA-1D -0.37%	06/21/19	37	1,066	-
TOTAL SA	EONIA-1D -0.37%	06/21/19	18	1,138	-
Trigano SA	EONIA-1D -0.37%	06/21/19	24	4,535	-
Ubisoft Entertainment SA	EONIA-1D -0.37%	06/21/19	31	2,969	-
Umicore SA	EONIA-1D -0.37%	06/21/19	380	21,239	-
Unibail-Rodamco SE	EONIA-1D -0.37%	06/21/19	8	1,922	-
Unilever NV	EONIA-1D -0.37%	06/21/19	23	1,319	-
UnipolSai Assicurazioni SpA	EONIA-1D -0.37%	06/21/19	1,884	5,076	-
UPM-Kymmene OYJ	EONIA-1D -0.37%	06/21/19	51	1,829	-
Valeo SA	EONIA-1D -0.37%	06/21/19	555	37,175	-
Valmet OYJ	EONIA-1D -0.37%	06/21/19	48	914	-
Vinci SA	EONIA-1D -0.37%	06/21/19	25	2,510	-
voestalpine AG	EONIA-1D -0.37%	06/21/19	301	15,896	-
Volkswagen AG	EONIA-1D -0.37%	06/21/19	207	42,977	-
Volkswagen AG	EONIA-1D -0.37%	06/21/19	19	3,889	-
Vonovia SE	EONIA-1D -0.37%	06/21/19	149	7,491	-
Wartsila OYJ Abp	EONIA-1D -0.37%	06/21/19	45	960	-
Wendel SA	EONIA-1D -0.37%	06/21/19	7	1,059	-
Wessanen	EONIA-1D -0.37%	06/21/19	180	3,643	-
Wirecard AG	EONIA-1D -0.37%	06/21/19	10	1,366	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Wolters Kluwer NV	EONIA-1D -0.37%	06/21/19	59	3,196	-
Evolution Gaming Group AB	FEDEF-1D -0.52%	10/03/19	18	1,136	-
Hiscox Ltd	FEDEF-1D 0.45%	10/03/19	149	3,056	-
Spirax-Sarco Engineering PLC	FEDEF-1D 0.45%	10/03/19	64	5,082	-
2U Inc	FEDEF-1D 1.70%	10/03/19	20	1,610	-
3M Co	FEDEF-1D 1.70%	10/03/19	61	11,858	-
AAON Inc	FEDEF-1D 1.70%	10/03/19	28	952	-
ABIOMED Inc	FEDEF-1D 1.70%	10/03/19	16	4,815	-
ABN AMRO Group NV	FEDEF-1D 1.70%	10/03/19	183	5,689	-
Acadia Realty Trust	FEDEF-1D 1.70%	10/03/19	168	3,965	-
Accenture PLC	FEDEF-1D 1.70%	10/03/19	14	2,117	-
Activision Blizzard Inc	FEDEF-1D 1.70%	10/03/19	504	33,440	-
Adobe Systems Inc	FEDEF-1D 1.70%	10/03/19	165	36,564	-
Advanced Energy Industries Inc	FEDEF-1D 1.70%	10/03/19	15	893	-
Advanced Micro Devices Inc	FEDEF-1D 1.70%	10/03/19	75	816	-
AdvanSix Inc	FEDEF-1D 1.70%	10/03/19	1	36	-
Aena SME SA	FEDEF-1D 1.70%	10/03/19	6	1,240	-
Aerie Pharmaceuticals Inc	FEDEF-1D 1.70%	10/03/19	29	1,485	-
AES Corp/VA	FEDEF-1D 1.70%	10/03/19	594	7,271	-
Aetna Inc	FEDEF-1D 1.70%	10/03/19	288	51,566	-
Affiliated Managers Group Inc	FEDEF-1D 1.70%	10/03/19	26	4,286	-
AG Mortgage Investment Trust Inc	FEDEF-1D 1.70%	10/03/19	66	1,167	-
AGCO Corp	FEDEF-1D 1.70%	10/03/19	85	5,328	-
Agilent Technologies Inc	FEDEF-1D 1.70%	10/03/19	75	4,931	-
Agree Realty Corp	FEDEF-1D 1.70%	10/03/19	80	3,910	-
Air Transport Services Group Inc	FEDEF-1D 1.70%	10/03/19	46	931	-
Akorn Inc	FEDEF-1D 1.70%	10/03/19	208	3,001	-
Alamo Group Inc	FEDEF-1D 1.70%	10/03/19	31	3,394	-
Albany International Corp	FEDEF-1D 1.70%	10/03/19	25	1,479	-
Align Technology Inc	FEDEF-1D 1.70%	10/03/19	13	3,248	-
Alleghany Corp	FEDEF-1D 1.70%	10/03/19	10	5,747	-
Allegion PLC	FEDEF-1D 1.70%	10/03/19	98	7,564	-
Allstate Corp/The	FEDEF-1D 1.70%	10/03/19	35	3,424	-
Alphabet Inc	FEDEF-1D 1.70%	10/03/19	60	61,115	-
Altra Industrial Motion Corp	FEDEF-1D 1.70%	10/03/19	27	1,125	-
Amazon.com Inc	FEDEF-1D 1.70%	10/03/19	29	45,418	-
Amedisys Inc	FEDEF-1D 1.70%	10/03/19	1	66	-
American Electric Power Co Inc	FEDEF-1D 1.70%	10/03/19	22	1,540	-
American Express Co	FEDEF-1D 1.70%	10/03/19	146	14,418	-
American Financial Group Inc/OH	FEDEF-1D 1.70%	10/03/19	34	3,849	-
American Homes 4 Rent	FEDEF-1D 1.70%	10/03/19	2	40	-
American Tower Corp	FEDEF-1D 1.70%	10/03/19	21	2,864	-
American Water Works Co Inc	FEDEF-1D 1.70%	10/03/19	31	2,684	-
American Woodmark Corp	FEDEF-1D 1.70%	10/03/19	10	822	-
Ameriprise Financial Inc	FEDEF-1D 1.70%	10/03/19	76	10,656	-
Ameris Bancorp	FEDEF-1D 1.70%	10/03/19	26	1,344	-
AmerisourceBergen Corp	FEDEF-1D 1.70%	10/03/19	80	7,246	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
AMN Healthcare Services Inc	FEDEF-1D 1.70%	10/03/19	26	1,738	-
Amphenol Corp	FEDEF-1D 1.70%	10/03/19	278	23,271	-
Analog Devices Inc	FEDEF-1D 1.70%	10/03/19	220	19,217	-
AnaptysBio Inc	FEDEF-1D 1.70%	10/03/19	25	2,345	-
Andeavor	FEDEF-1D 1.70%	10/03/19	231	31,952	-
Anika Therapeutics Inc	FEDEF-1D 1.70%	10/03/19	1	44	-
Anixter International Inc	FEDEF-1D 1.70%	10/03/19	51	3,004	-
ANSYS Inc	FEDEF-1D 1.70%	10/03/19	16	2,587	-
Anthem Inc	FEDEF-1D 1.70%	10/03/19	158	37,286	-
Anworth Mortgage Asset Corp	FEDEF-1D 1.70%	10/03/19	78	369	-
Aon PLC	FEDEF-1D 1.70%	10/03/19	20	2,849	-
Apartment Investment & Management Co	FEDEF-1D 1.70%	10/03/19	55	2,233	-
Apollo Commercial Real Estate Finance Inc	FEDEF-1D 1.70%	10/03/19	238	4,289	-
Apple Inc	FEDEF-1D 1.70%	10/03/19	249	41,150	-
Applied Materials Inc	FEDEF-1D 1.70%	10/03/19	373	18,527	-
Aptiv PLC	FEDEF-1D 1.70%	10/03/19	46	3,891	-
Aqua America Inc	FEDEF-1D 1.70%	10/03/19	267	9,385	-
Aramark	FEDEF-1D 1.70%	10/03/19	51	1,907	-
Arconic Inc	FEDEF-1D 1.70%	10/03/19	120	2,137	-
Arista Networks Inc	FEDEF-1D 1.70%	10/03/19	8	2,116	-
Aristocrat Leisure Ltd	FEDEF-1D 1.70%	11/22/19	245	4,960	-
Armada Hoffler Properties Inc	FEDEF-1D 1.70%	10/03/19	92	1,248	-
Arrow Electronics Inc	FEDEF-1D 1.70%	10/03/19	117	8,745	-
Arthur J Gallagher & Co	FEDEF-1D 1.70%	10/03/19	41	2,870	-
ASGN Inc	FEDEF-1D 1.70%	10/03/19	17	1,371	-
Aspen Technology Inc	FEDEF-1D 1.70%	10/03/19	16	1,404	-
Assembly Biosciences Inc	FEDEF-1D 1.70%	10/03/19	30	1,304	-
At Home Group Inc	FEDEF-1D 1.70%	10/03/19	33	1,161	-
Atmos Energy Corp	FEDEF-1D 1.70%	10/03/19	35	3,041	-
Atrion Corp	FEDEF-1D 1.70%	10/03/19	2	1,244	-
Autodesk Inc	FEDEF-1D 1.70%	10/03/19	275	34,623	-
Autoliv Inc	FEDEF-1D 1.70%	10/03/19	22	2,949	-
Automatic Data Processing Inc	FEDEF-1D 1.70%	10/03/19	11	1,299	-
AvalonBay Communities Inc	FEDEF-1D 1.70%	10/03/19	5	815	-
Avery Dennison Corp	FEDEF-1D 1.70%	10/03/19	41	4,297	-
Avista Corp	FEDEF-1D 1.70%	10/03/19	277	14,365	-
Axfood AB	FEDEF-1D 1.70%	10/03/19	70	1,305	-
AxoGen Inc	FEDEF-1D 1.70%	10/03/19	52	2,070	-
Badger Meter Inc	FEDEF-1D 1.70%	10/03/19	27	1,146	-
Baker Hughes a GE Co	FEDEF-1D 1.70%	10/03/19	84	3,033	-
Balchem Corp	FEDEF-1D 1.70%	10/03/19	89	7,853	-
BancFirst Corp	FEDEF-1D 1.70%	10/03/19	20	1,143	-
Bankia SA	FEDEF-1D 1.70%	10/03/19	651	2,869	-
Barnes Group Inc	FEDEF-1D 1.70%	10/03/19	38	2,110	-
Becton Dickinson and Co	FEDEF-1D 1.70%	10/03/19	12	2,782	-
Berry Global Group Inc	FEDEF-1D 1.70%	10/03/19	62	3,410	-
Best Buy Co Inc	FEDEF-1D 1.70%	10/03/19	195	14,923	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
BGC Partners Inc	FEDEF-1D 1.70%	10/03/19	169	2,258	-
Bio-Rad Laboratories Inc	FEDEF-1D 1.70%	10/03/19	8	2,030	-
BioTelemetry Inc	FEDEF-1D 1.70%	10/03/19	45	1,719	-
BlackRock Inc	FEDEF-1D 1.70%	10/03/19	2	1,043	-
Blue Prism Group plc	FEDEF-1D 1.70%	10/03/19	15	290	-
Boeing Co/The	FEDEF-1D 1.70%	10/03/19	10	3,336	-
Boingo Wireless Inc	FEDEF-1D 1.70%	10/03/19	106	2,487	-
Booking Holdings Inc	FEDEF-1D 1.70%	10/03/19	1	2,178	-
Booz Allen Hamilton Holding Corp	FEDEF-1D 1.70%	10/03/19	32	1,268	-
BorgWarner Inc	FEDEF-1D 1.70%	10/03/19	41	2,007	-
Boston Scientific Corp	FEDEF-1D 1.70%	10/03/19	97	2,786	-
Brandywine Realty Trust	FEDEF-1D 1.70%	10/03/19	96	1,547	-
Bright Horizons Family Solutions Inc	FEDEF-1D 1.70%	10/03/19	53	5,029	-
Brink's Co/The	FEDEF-1D 1.70%	10/03/19	45	3,321	-
Broadcom Inc	FEDEF-1D 1.70%	10/03/19	73	16,748	-
Brown & Brown Inc	FEDEF-1D 1.70%	10/03/19	536	14,595	-
Brown-Forman Corp	FEDEF-1D 1.70%	10/03/19	18	1,009	-
Bruker Corp	FEDEF-1D 1.70%	10/03/19	28	827	-
Builders FirstSource Inc	FEDEF-1D 1.70%	10/03/19	61	1,112	-
Burlington Stores Inc	FEDEF-1D 1.70%	10/03/19	20	2,717	-
CA Inc	FEDEF-1D 1.70%	10/03/19	881	30,659	-
Cabot Microelectronics Corp	FEDEF-1D 1.70%	10/03/19	24	2,435	-
CACI International Inc	FEDEF-1D 1.70%	10/03/19	48	7,250	-
Cadence Design Systems Inc	FEDEF-1D 1.70%	10/03/19	334	13,380	-
Calavo Growers Inc	FEDEF-1D 1.70%	10/03/19	18	1,687	-
California Water Service Group	FEDEF-1D 1.70%	10/03/19	1	39	-
Callaway Golf Co	FEDEF-1D 1.70%	10/03/19	89	1,536	-
Callon Petroleum Co	FEDEF-1D 1.70%	10/03/19	87	1,210	-
Cambrex Corp	FEDEF-1D 1.70%	10/03/19	1	53	-
Cantel Medical Corp	FEDEF-1D 1.70%	10/03/19	21	2,353	-
Career Education Corp	FEDEF-1D 1.70%	10/03/19	193	2,503	-
CareTrust REIT Inc	FEDEF-1D 1.70%	10/03/19	99	1,308	-
CarMax Inc	FEDEF-1D 1.70%	10/03/19	156	9,750	-
Carolina Financial Corp	FEDEF-1D 1.70%	10/03/19	69	2,705	-
Carter's Inc	FEDEF-1D 1.70%	10/03/19	9	903	-
Casella Waste Systems Inc	FEDEF-1D 1.70%	10/03/19	135	3,309	-
Catalent Inc	FEDEF-1D 1.70%	10/03/19	148	6,084	-
Cavco Industries Inc	FEDEF-1D 1.70%	10/03/19	11	1,874	-
CBRE Group Inc	FEDEF-1D 1.70%	10/03/19	35	1,586	-
CDW Corp/DE	FEDEF-1D 1.70%	10/03/19	35	2,495	-
Centene Corp	FEDEF-1D 1.70%	10/03/19	464	50,381	-
Centennial Resource Development Inc/DE	FEDEF-1D 1.70%	10/03/19	61	1,129	-
CenterState Bank Corp	FEDEF-1D 1.70%	10/03/19	99	2,869	-
Central Garden & Pet Co	FEDEF-1D 1.70%	10/03/19	67	2,379	-
CEVA Inc	FEDEF-1D 1.70%	10/03/19	1	33	-
Charles River Laboratories International Inc	FEDEF-1D 1.70%	10/03/19	85	8,856	-
Charles Schwab Corp/The	FEDEF-1D 1.70%	10/03/19	23	1,281	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Chegg Inc	FEDEF-1D 1.70%	10/03/19	133	3,087	-
Chemed Corp	FEDEF-1D 1.70%	10/03/19	19	5,856	-
Cheniere Energy Inc	FEDEF-1D 1.70%	10/03/19	20	1,163	-
Chesapeake Utilities Corp	FEDEF-1D 1.70%	10/03/19	1	76	-
Children's Place Inc/The	FEDEF-1D 1.70%	10/03/19	11	1,403	-
Chimera Investment Corp	FEDEF-1D 1.70%	10/03/19	78	1,364	-
Choice Hotels International Inc	FEDEF-1D 1.70%	10/03/19	29	2,321	-
Churchill Downs Inc	FEDEF-1D 1.70%	10/03/19	18	4,943	-
Cigna Corp	FEDEF-1D 1.70%	10/03/19	246	42,268	-
Cimpress NV	FEDEF-1D 1.70%	10/03/19	7	1,007	-
Cintas Corp	FEDEF-1D 1.70%	10/03/19	30	5,109	-
Cirrus Logic Inc	FEDEF-1D 1.70%	10/03/19	78	2,845	-
Cisco Systems Inc	FEDEF-1D 1.70%	10/03/19	715	31,667	-
Citrix Systems Inc	FEDEF-1D 1.70%	10/03/19	256	26,345	-
Clorox Co/The	FEDEF-1D 1.70%	10/03/19	16	1,875	-
CMS Energy Corp	FEDEF-1D 1.70%	10/03/19	62	2,926	-
Coca-Cola Bottling Co Consolidated	FEDEF-1D 1.70%	10/03/19	11	1,852	-
Coca-Cola Co/The	FEDEF-1D 1.70%	10/03/19	1,540	66,543	-
Cogent Communications Holdings Inc	FEDEF-1D 1.70%	10/03/19	24	1,132	-
Cognex Corp	FEDEF-1D 1.70%	10/03/19	56	2,590	-
Cognizant Technology Solutions Corp	FEDEF-1D 1.70%	10/03/19	13	1,064	-
Colgate-Palmolive Co	FEDEF-1D 1.70%	10/03/19	173	11,285	-
Columbia Sportswear Co	FEDEF-1D 1.70%	10/03/19	22	1,826	-
Comfort Systems USA Inc	FEDEF-1D 1.70%	10/03/19	33	1,393	-
Community Healthcare Trust Inc	FEDEF-1D 1.70%	10/03/19	61	1,556	-
ConocoPhillips	FEDEF-1D 1.70%	10/03/19	128	8,384	-
Constellation Brands Inc	FEDEF-1D 1.70%	10/03/19	34	7,926	-
Cooper Cos Inc/The	FEDEF-1D 1.70%	10/03/19	6	1,372	-
Cooper-Standard Holdings Inc	FEDEF-1D 1.70%	10/03/19	18	2,228	-
Copart Inc	FEDEF-1D 1.70%	10/03/19	100	5,108	-
Corcept Therapeutics Inc	FEDEF-1D 1.70%	10/03/19	57	951	-
CoreSite Realty Corp	FEDEF-1D 1.70%	10/03/19	37	3,852	-
Corning Inc	FEDEF-1D 1.70%	10/03/19	1,013	27,371	-
Corporate Office Properties Trust	FEDEF-1D 1.70%	10/03/19	13	358	-
CoStar Group Inc	FEDEF-1D 1.70%	10/03/19	6	2,200	-
Countryside Properties PLC	FEDEF-1D 1.70%	10/03/19	261	1,291	-
Covestro AG	FEDEF-1D 1.70%	10/03/19	200	18,258	-
Cracker Barrel Old Country Store Inc	FEDEF-1D 1.70%	10/03/19	8	1,317	-
Credit Acceptance Corp	FEDEF-1D 1.70%	10/03/19	3	993	-
Cree Inc	FEDEF-1D 1.70%	10/03/19	87	3,247	-
Croda International PLC	FEDEF-1D 1.70%	10/03/19	320	19,662	-
CubeSmart	FEDEF-1D 1.70%	10/03/19	36	1,060	-
Curtiss-Wright Corp	FEDEF-1D 1.70%	10/03/19	70	8,963	-
Cutera Inc	FEDEF-1D 1.70%	10/03/19	21	1,053	-
CVR Energy Inc	FEDEF-1D 1.70%	10/03/19	33	1,139	-
CVS Health Corp	FEDEF-1D 1.70%	10/03/19	109	7,611	-
CyrusOne Inc	FEDEF-1D 1.70%	10/03/19	39	2,090	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Darden Restaurants Inc	FEDEF-1D 1.70%	10/03/19	34	3,157	-
Darling Ingredients Inc	FEDEF-1D 1.70%	10/03/19	316	5,416	-
DaVita Inc	FEDEF-1D 1.70%	10/03/19	92	5,777	-
DCT Industrial Trust Inc	FEDEF-1D 1.70%	10/03/19	220	14,425	-
Deere & Co	FEDEF-1D 1.70%	10/03/19	81	10,962	-
Delek US Holdings Inc	FEDEF-1D 1.70%	10/03/19	67	3,174	-
Denny's Corp	FEDEF-1D 1.70%	10/03/19	82	1,436	-
Deutsche Pfandbriefbank AG	FEDEF-1D 1.70%	10/03/19	68	1,104	-
Dfds A/S	FEDEF-1D 1.70%	10/03/19	44	2,751	-
Diamondback Energy Inc	FEDEF-1D 1.70%	10/03/19	9	1,156	-
Domino's Pizza Inc	FEDEF-1D 1.70%	10/03/19	13	3,142	-
Dorman Products Inc	FEDEF-1D 1.70%	10/03/19	16	1,028	-
Douglas Dynamics Inc	FEDEF-1D 1.70%	10/03/19	40	1,670	-
Dr Pepper Snapple Group Inc	FEDEF-1D 1.70%	10/03/19	668	80,133	-
Dunkin' Brands Group Inc	FEDEF-1D 1.70%	10/03/19	18	1,097	-
DXC Technology Co	FEDEF-1D 1.70%	10/03/19	77	7,936	-
Dycom Industries Inc	FEDEF-1D 1.70%	10/03/19	55	5,712	-
East West Bancorp Inc	FEDEF-1D 1.70%	10/03/19	126	8,394	-
Easterly Government Properties Inc	FEDEF-1D 1.70%	10/03/19	64	1,319	-
EastGroup Properties Inc	FEDEF-1D 1.70%	10/03/19	47	4,220	-
Eaton Vance Corp	FEDEF-1D 1.70%	10/03/19	22	1,197	-
Ebix Inc	FEDEF-1D 1.70%	10/03/19	30	2,325	-
Edwards Lifesciences Corp	FEDEF-1D 1.70%	10/03/19	14	1,783	-
El.En. SpA	FEDEF-1D 1.70%	10/03/19	15	593	-
Eldorado Resorts Inc	FEDEF-1D 1.70%	10/03/19	76	3,078	-
Electronic Arts Inc	FEDEF-1D 1.70%	10/03/19	290	34,214	-
EMCOR Group Inc	FEDEF-1D 1.70%	10/03/19	17	1,251	-
Employers Holdings Inc	FEDEF-1D 1.70%	10/03/19	33	1,350	-
Enanta Pharmaceuticals Inc	FEDEF-1D 1.70%	10/03/19	11	1,024	-
EnerSys	FEDEF-1D 1.70%	10/03/19	130	8,913	-
Entegris Inc	FEDEF-1D 1.70%	10/03/19	42	1,352	-
Entergy Corp	FEDEF-1D 1.70%	10/03/19	101	8,241	-
Enterprise Financial Services Corp	FEDEF-1D 1.70%	10/03/19	52	2,644	-
EPAM Systems Inc	FEDEF-1D 1.70%	10/03/19	14	1,601	-
ePlus Inc	FEDEF-1D 1.70%	10/03/19	29	2,316	-
EPR Properties	FEDEF-1D 1.70%	10/03/19	2	110	-
Equinix Inc	FEDEF-1D 1.70%	10/03/19	7	2,946	-
Equity LifeStyle Properties Inc	FEDEF-1D 1.70%	10/03/19	67	5,974	-
ESCO Technologies Inc	FEDEF-1D 1.70%	10/03/19	1	56	-
Esperion Therapeutics Inc	FEDEF-1D 1.70%	10/03/19	13	910	-
Essent Group Ltd	FEDEF-1D 1.70%	10/03/19	1	33	-
Evercore Inc	FEDEF-1D 1.70%	10/03/19	13	1,316	-
Exact Sciences Corp	FEDEF-1D 1.70%	10/03/19	27	1,350	-
Exelixis Inc	FEDEF-1D 1.70%	10/03/19	42	874	-
ExlService Holdings Inc	FEDEF-1D 1.70%	10/03/19	25	1,445	-
Expedia Group Inc	FEDEF-1D 1.70%	10/03/19	5	576	-
Exponent Inc	FEDEF-1D 1.70%	10/03/19	38	3,283	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Exterran Corp	FEDEF-1D 1.70%	10/03/19	39	1,142	-
Extreme Networks Inc	FEDEF-1D 1.70%	10/03/19	107	1,145	-
F5 Networks Inc	FEDEF-1D 1.70%	10/03/19	268	43,708	-
Facebook Inc	FEDEF-1D 1.70%	10/03/19	397	68,284	-
Fair Isaac Corp	FEDEF-1D 1.70%	10/03/19	16	2,771	-
Federal Agricultural Mortgage Corp	FEDEF-1D 1.70%	10/03/19	22	1,881	-
FedEx Corp	FEDEF-1D 1.70%	10/03/19	44	10,877	-
Ferro Corp	FEDEF-1D 1.70%	10/03/19	66	1,453	-
Fiat Chrysler Automobiles NV	FEDEF-1D 1.70%	10/03/19	129	2,816	-
FibroGen Inc	FEDEF-1D 1.70%	10/03/19	1	45	-
First American Financial Corp	FEDEF-1D 1.70%	10/03/19	42	2,147	-
First Bancorp/Southern Pines NC	FEDEF-1D 1.70%	10/03/19	60	2,289	-
First Commonwealth Financial Corp	FEDEF-1D 1.70%	10/03/19	71	1,075	-
First Industrial Realty Trust Inc	FEDEF-1D 1.70%	10/03/19	84	2,613	-
First Merchants Corp	FEDEF-1D 1.70%	10/03/19	58	2,499	-
First Republic Bank/CA	FEDEF-1D 1.70%	10/03/19	1	93	-
First Solar Inc	FEDEF-1D 1.70%	10/03/19	165	11,700	-
FirstCash Inc	FEDEF-1D 1.70%	10/03/19	13	1,127	-
Fiserv Inc	FEDEF-1D 1.70%	10/03/19	280	19,841	-
Five Below Inc	FEDEF-1D 1.70%	10/03/19	14	989	-
Five9 Inc	FEDEF-1D 1.70%	10/03/19	51	1,498	-
Flex Ltd	FEDEF-1D 1.70%	10/03/19	60	780	-
FLIR Systems Inc	FEDEF-1D 1.70%	10/03/19	303	16,226	-
Flowers Foods Inc	FEDEF-1D 1.70%	10/03/19	388	8,773	-
Forestar Group Inc	FEDEF-1D 1.70%	10/03/19	67	1,461	-
Fortune Brands Home & Security Inc	FEDEF-1D 1.70%	10/03/19	151	8,258	-
Fox Factory Holding Corp	FEDEF-1D 1.70%	10/03/19	65	2,161	-
Freeport-McMoRan Inc	FEDEF-1D 1.70%	10/03/19	237	3,605	-
Gaming and Leisure Properties Inc	FEDEF-1D 1.70%	10/03/19	72	2,467	-
Garmin Ltd	FEDEF-1D 1.70%	10/03/19	40	2,347	-
GATX Corp	FEDEF-1D 1.70%	10/03/19	129	8,416	-
General Dynamics Corp	FEDEF-1D 1.70%	10/03/19	380	76,498	-
Gentex Corp	FEDEF-1D 1.70%	10/03/19	138	3,138	-
GEO Group Inc/The	FEDEF-1D 1.70%	10/03/19	2	45	-
Getty Realty Corp	FEDEF-1D 1.70%	10/03/19	113	2,831	-
Gladstone Commercial Corp	FEDEF-1D 1.70%	10/03/19	70	1,214	-
GoDaddy Inc	FEDEF-1D 1.70%	10/03/19	16	1,033	-
Graco Inc	FEDEF-1D 1.70%	10/03/19	54	2,375	-
Grand Canyon Education Inc	FEDEF-1D 1.70%	10/03/19	52	5,407	-
Green Dot Corp	FEDEF-1D 1.70%	10/03/19	66	4,013	-
Greif Inc	FEDEF-1D 1.70%	10/03/19	109	6,379	-
GrubHub Inc	FEDEF-1D 1.70%	10/03/19	12	1,214	-
GTT Communications Inc	FEDEF-1D 1.70%	10/03/19	23	1,105	-
Guaranty Bancorp	FEDEF-1D 1.70%	10/03/19	38	1,083	-
Haemonetics Corp	FEDEF-1D 1.70%	10/03/19	14	1,093	-
Hain Celestial Group Inc/The	FEDEF-1D 1.70%	10/03/19	95	2,767	-
Halliburton Co	FEDEF-1D 1.70%	10/03/19	12	636	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Hanover Insurance Group Inc/The	FEDEF-1D 1.70%	10/03/19	16	1,838	-
Harley-Davidson Inc	FEDEF-1D 1.70%	10/03/19	24	987	-
Harris Corp	FEDEF-1D 1.70%	10/03/19	220	34,412	-
Hasbro Inc	FEDEF-1D 1.70%	10/03/19	14	1,233	-
Healthcare Realty Trust Inc	FEDEF-1D 1.70%	10/03/19	42	1,169	-
Healthcare Services Group Inc	FEDEF-1D 1.70%	10/03/19	24	927	-
Heartland Financial USA Inc	FEDEF-1D 1.70%	10/03/19	20	1,073	-
HEICO Corp	FEDEF-1D 1.70%	10/03/19	39	3,426	-
Henry Schein Inc	FEDEF-1D 1.70%	10/03/19	53	4,028	-
Herbalife Nutrition Ltd	FEDEF-1D 1.70%	10/03/19	11	1,163	-
Heritage Financial Corp/WA	FEDEF-1D 1.70%	10/03/19	56	1,663	-
Hershey Co/The	FEDEF-1D 1.70%	10/03/19	10	919	-
Hess Corp	FEDEF-1D 1.70%	10/03/19	157	8,947	-
Hexcel Corp	FEDEF-1D 1.70%	10/03/19	16	1,064	-
HFF Inc	FEDEF-1D 1.70%	10/03/19	47	1,652	-
Hill-Rom Holdings Inc	FEDEF-1D 1.70%	10/03/19	27	2,317	-
Hilton Worldwide Holdings Inc	FEDEF-1D 1.70%	10/03/19	606	47,777	-
HollyFrontier Corp	FEDEF-1D 1.70%	10/03/19	343	20,817	-
Home Depot Inc/The	FEDEF-1D 1.70%	10/03/19	80	14,784	-
HomeServe PLC	FEDEF-1D 1.70%	10/03/19	383	3,904	-
Honeywell International Inc	FEDEF-1D 1.70%	10/03/19	93	13,455	-
Houlihan Lokey Inc	FEDEF-1D 1.70%	10/03/19	49	2,181	-
Hudson Pacific Properties Inc	FEDEF-1D 1.70%	10/03/19	47	1,545	-
Humana Inc	FEDEF-1D 1.70%	10/03/19	189	55,600	-
Huntington Ingalls Industries Inc	FEDEF-1D 1.70%	10/03/19	11	2,675	-
Huntsman Corp	FEDEF-1D 1.70%	10/03/19	35	1,042	-
Hyatt Hotels Corp	FEDEF-1D 1.70%	10/03/19	502	38,589	-
IAC/InterActiveCorp	FEDEF-1D 1.70%	10/03/19	14	2,270	-
ICU Medical Inc	FEDEF-1D 1.70%	10/03/19	19	4,782	-
IDACORP Inc	FEDEF-1D 1.70%	10/03/19	31	2,883	-
IDEX Corp	FEDEF-1D 1.70%	10/03/19	96	12,831	-
IDEXX Laboratories Inc	FEDEF-1D 1.70%	10/03/19	22	4,279	-
IHS Markit Ltd	FEDEF-1D 1.70%	10/03/19	48	2,358	-
ILG Inc	FEDEF-1D 1.70%	10/03/19	44	1,502	-
Illinois Tool Works Inc	FEDEF-1D 1.70%	10/03/19	17	2,414	-
Illumina Inc	FEDEF-1D 1.70%	10/03/19	71	17,106	-
Independence Realty Trust Inc	FEDEF-1D 1.70%	10/03/19	145	1,363	-
Ingevity Corp	FEDEF-1D 1.70%	10/03/19	75	5,762	-
Ingredion Inc	FEDEF-1D 1.70%	10/03/19	24	2,906	-
Inogen Inc	FEDEF-1D 1.70%	10/03/19	28	3,936	-
Insperity Inc	FEDEF-1D 1.70%	10/03/19	41	3,290	-
Installed Building Products Inc	FEDEF-1D 1.70%	10/03/19	32	1,846	-
Insulet Corp	FEDEF-1D 1.70%	10/03/19	15	1,290	-
Integra LifeSciences Holdings Corp	FEDEF-1D 1.70%	10/03/19	23	1,417	-
Integrated Device Technology Inc	FEDEF-1D 1.70%	10/03/19	150	4,175	-
Intel Corp	FEDEF-1D 1.70%	10/03/19	356	18,377	-
Inter Parfums Inc	FEDEF-1D 1.70%	10/03/19	24	1,229	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Interactive Brokers Group Inc	FEDEF-1D 1.70%	10/03/19	19	1,410	-
Intercontinental Exchange Inc	FEDEF-1D 1.70%	10/03/19	16	1,159	-
Intermediate Capital Group PLC	FEDEF-1D 1.70%	10/03/19	191	2,857	-
Intersect ENT Inc	FEDEF-1D 1.70%	10/03/19	26	1,039	-
Intuit Inc	FEDEF-1D 1.70%	10/03/19	201	37,143	-
Intuitive Surgical Inc	FEDEF-1D 1.70%	10/03/19	6	2,645	-
Invesco Mortgage Capital Inc	FEDEF-1D 1.70%	10/03/19	100	1,623	-
IPG Photonics Corp	FEDEF-1D 1.70%	10/03/19	11	2,343	-
IQVIA Holdings Inc	FEDEF-1D 1.70%	10/03/19	12	1,149	-
iRhythm Technologies Inc	FEDEF-1D 1.70%	10/03/19	21	1,221	-
Itron Inc	FEDEF-1D 1.70%	10/03/19	18	1,177	-
J&J Snack Foods Corp	FEDEF-1D 1.70%	10/03/19	7	962	-
Jack in the Box Inc	FEDEF-1D 1.70%	10/03/19	13	1,166	-
John B Sanfilippo & Son Inc	FEDEF-1D 1.70%	10/03/19	38	2,162	-
Johnson Matthey PLC	FEDEF-1D 1.70%	10/03/19	373	16,923	-
Jones Lang LaSalle Inc	FEDEF-1D 1.70%	10/03/19	6	1,017	-
Juniper Networks Inc	FEDEF-1D 1.70%	10/03/19	1,132	27,836	-
Kadant Inc	FEDEF-1D 1.70%	10/03/19	36	3,321	-
Kaman Corp	FEDEF-1D 1.70%	10/03/19	17	1,031	-
KAR Auction Services Inc	FEDEF-1D 1.70%	10/03/19	49	2,548	-
KB Home	FEDEF-1D 1.70%	10/03/19	69	1,832	-
KEMET Corp	FEDEF-1D 1.70%	10/03/19	75	1,292	-
Kemper Corp	FEDEF-1D 1.70%	10/03/19	16	1,080	-
Kilroy Realty Corp	FEDEF-1D 1.70%	10/03/19	135	9,675	-
Kimberly-Clark Corp	FEDEF-1D 1.70%	10/03/19	2	207	-
Kinsale Capital Group Inc	FEDEF-1D 1.70%	10/03/19	21	1,083	-
Kirby Corp	FEDEF-1D 1.70%	10/03/19	56	4,777	-
KLA-Tencor Corp	FEDEF-1D 1.70%	10/03/19	114	11,598	-
KLX Inc	FEDEF-1D 1.70%	10/03/19	121	9,466	-
KMG Chemicals Inc	FEDEF-1D 1.70%	10/03/19	29	1,783	-
Korn/Ferry International	FEDEF-1D 1.70%	10/03/19	19	1,016	-
Kroger Co/The	FEDEF-1D 1.70%	10/03/19	126	3,174	-
Kronos Worldwide Inc	FEDEF-1D 1.70%	10/03/19	46	1,060	-
L3 Technologies Inc	FEDEF-1D 1.70%	10/03/19	1	196	-
Laboratory Corp of America Holdings	FEDEF-1D 1.70%	10/03/19	7	1,195	-
Lakeland Bancorp Inc	FEDEF-1D 1.70%	10/03/19	54	1,053	-
Lakeland Financial Corp	FEDEF-1D 1.70%	10/03/19	31	1,473	-
Lam Research Corp	FEDEF-1D 1.70%	10/03/19	102	18,876	-
Lamar Advertising Co	FEDEF-1D 1.70%	10/03/19	33	2,102	-
Lamb Weston Holdings Inc	FEDEF-1D 1.70%	10/03/19	55	3,593	-
Lancaster Colony Corp	FEDEF-1D 1.70%	10/03/19	67	8,415	-
Landstar System Inc	FEDEF-1D 1.70%	10/03/19	12	1,220	-
Lantheus Holdings Inc	FEDEF-1D 1.70%	10/03/19	56	997	-
Las Vegas Sands Corp	FEDEF-1D 1.70%	10/03/19	195	14,299	-
Lear Corp	FEDEF-1D 1.70%	10/03/19	28	5,235	-
LeMaitre Vascular Inc	FEDEF-1D 1.70%	10/03/19	65	2,044	-
LendingTree Inc	FEDEF-1D 1.70%	10/03/19	7	1,669	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Lennox International Inc	FEDEF-1D 1.70%	10/03/19	57	11,022	-
Lexington Realty Trust	FEDEF-1D 1.70%	10/03/19	831	6,681	-
LGI Homes Inc	FEDEF-1D 1.70%	10/03/19	16	1,107	-
LHC Group Inc	FEDEF-1D 1.70%	10/03/19	22	1,637	-
Liberty Broadband Corp	FEDEF-1D 1.70%	10/03/19	15	1,063	-
Liberty Property Trust	FEDEF-1D 1.70%	10/03/19	32	1,338	-
LifePoint Health Inc	FEDEF-1D 1.70%	10/03/19	100	4,790	-
Ligand Pharmaceuticals Inc	FEDEF-1D 1.70%	10/03/19	13	2,013	-
Lithia Motors Inc	FEDEF-1D 1.70%	10/03/19	8	767	-
Live Nation Entertainment Inc	FEDEF-1D 1.70%	10/03/19	62	2,447	-
Lockheed Martin Corp	FEDEF-1D 1.70%	10/03/19	206	66,093	-
LogMeIn Inc	FEDEF-1D 1.70%	10/03/19	10	1,102	-
Lowe's Cos Inc	FEDEF-1D 1.70%	10/03/19	93	7,666	-
Loxo Oncology Inc	FEDEF-1D 1.70%	10/03/19	17	2,140	-
Lydall Inc	FEDEF-1D 1.70%	10/03/19	1	45	-
M/I Homes Inc	FEDEF-1D 1.70%	10/03/19	31	945	-
Madison Square Garden Co/The	FEDEF-1D 1.70%	10/03/19	5	1,215	-
Magna International Inc	FEDEF-1D 1.70%	10/03/19	50	2,950	-
ManpowerGroup Inc	FEDEF-1D 1.70%	10/03/19	10	957	-
Marathon Petroleum Corp	FEDEF-1D 1.70%	10/03/19	254	19,027	-
Markel Corp	FEDEF-1D 1.70%	10/03/19	1	1,130	-
MarketAxess Holdings Inc	FEDEF-1D 1.70%	10/03/19	16	3,178	-
Marriott International Inc/MD	FEDEF-1D 1.70%	10/03/19	318	43,464	-
Marriott Vacations Worldwide Corp	FEDEF-1D 1.70%	10/03/19	22	2,697	-
Marsh & McLennan Cos Inc	FEDEF-1D 1.70%	10/03/19	189	15,404	-
Marten Transport Ltd	FEDEF-1D 1.70%	10/03/19	46	897	-
Masco Corp	FEDEF-1D 1.70%	10/03/19	38	1,439	-
Masimo Corp	FEDEF-1D 1.70%	10/03/19	126	11,306	-
Mastercard Inc	FEDEF-1D 1.70%	10/03/19	23	4,100	-
Matador Resources Co	FEDEF-1D 1.70%	10/03/19	35	1,146	-
Maxim Integrated Products Inc	FEDEF-1D 1.70%	10/03/19	23	1,254	-
MaxLinear Inc	FEDEF-1D 1.70%	10/03/19	40	893	-
McDermott Int'l Inc	FEDEF-1D 1.70%	10/03/19	124	818	-
McDonald's Corp	FEDEF-1D 1.70%	10/03/19	36	6,028	-
McGrath RentCorp	FEDEF-1D 1.70%	10/03/19	19	1,120	-
MDC Holdings Inc	FEDEF-1D 1.70%	10/03/19	35	1,015	-
Medifast Inc	FEDEF-1D 1.70%	10/03/19	38	3,814	-
Medtronic PLC	FEDEF-1D 1.70%	10/03/19	113	9,055	-
Melrose Industries PLC	FEDEF-1D 1.70%	10/03/19	896	2,814	-
MercadoLibre Inc	FEDEF-1D 1.70%	10/03/19	3	1,019	-
Meridian Bancorp Inc	FEDEF-1D 1.70%	10/03/19	54	1,021	-
Merit Medical Systems Inc	FEDEF-1D 1.70%	10/03/19	54	2,619	-
Meritor Inc	FEDEF-1D 1.70%	10/03/19	57	1,110	-
Meta Financial Group Inc	FEDEF-1D 1.70%	10/03/19	9	1,000	-
Mettler-Toledo International Inc	FEDEF-1D 1.70%	10/03/19	32	17,918	-
MFA Financial Inc	FEDEF-1D 1.70%	10/03/19	64	481	-
MGM Growth Properties LLC	FEDEF-1D 1.70%	10/03/19	47	1,315	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
MGM Resorts International	FEDEF-1D 1.70%	10/03/19	429	13,479	-
MGP Ingredients Inc	FEDEF-1D 1.70%	10/03/19	45	4,311	-
Microchip Technology Inc	FEDEF-1D 1.70%	10/03/19	299	25,014	-
Microsemi Corp	FEDEF-1D 1.70%	10/03/19	117	7,569	-
Microsoft Corp	FEDEF-1D 1.70%	10/03/19	373	34,883	-
MKS Instruments Inc	FEDEF-1D 1.70%	10/03/19	11	1,126	-
Modine Manufacturing Co	FEDEF-1D 1.70%	10/03/19	53	912	-
Moelis & Co	FEDEF-1D 1.70%	10/03/19	23	1,237	-
Mohawk Industries Inc	FEDEF-1D 1.70%	10/03/19	11	2,309	-
Mondelez International Inc	FEDEF-1D 1.70%	10/03/19	329	12,996	-
Monolithic Power Systems Inc	FEDEF-1D 1.70%	10/03/19	19	2,225	-
Monsanto Co	FEDEF-1D 1.70%	10/03/19	127	15,922	-
Monster Beverage Corp	FEDEF-1D 1.70%	10/03/19	1,376	75,680	-
Moody's Corp	FEDEF-1D 1.70%	10/03/19	15	2,433	-
Motorola Solutions Inc	FEDEF-1D 1.70%	10/03/19	380	41,735	-
MSA Safety Inc	FEDEF-1D 1.70%	10/03/19	13	1,129	-
MSCI Inc	FEDEF-1D 1.70%	10/03/19	29	4,345	-
MyoKardia Inc	FEDEF-1D 1.70%	10/03/19	21	1,037	-
Nasdaq Inc	FEDEF-1D 1.70%	10/03/19	23	2,031	-
National Beverage Corp	FEDEF-1D 1.70%	10/03/19	23	2,032	-
National Health Investors Inc	FEDEF-1D 1.70%	10/03/19	17	1,161	-
National Instruments Corp	FEDEF-1D 1.70%	10/03/19	200	8,178	-
National Oilwell Varco Inc	FEDEF-1D 1.70%	10/03/19	215	8,314	-
Neenah Inc	FEDEF-1D 1.70%	10/03/19	18	1,404	-
Nektar Therapeutics	FEDEF-1D 1.70%	10/03/19	10	837	-
NeoGenomics Inc	FEDEF-1D 1.70%	10/03/19	5	48	-
NetApp Inc	FEDEF-1D 1.70%	10/03/19	471	31,359	-
Netflix Inc	FEDEF-1D 1.70%	10/03/19	10	3,125	-
NetScout Systems Inc	FEDEF-1D 1.70%	10/03/19	220	5,973	-
Neurocrine Biosciences Inc	FEDEF-1D 1.70%	10/03/19	13	1,054	-
New Jersey Resources Corp	FEDEF-1D 1.70%	10/03/19	206	8,518	-
New Residential Investment Corp	FEDEF-1D 1.70%	10/03/19	143	2,500	-
NewMarket Corp	FEDEF-1D 1.70%	10/03/19	20	7,591	-
Nexstar Media Group Inc	FEDEF-1D 1.70%	10/03/19	19	1,183	-
NextEra Energy Inc	FEDEF-1D 1.70%	10/03/19	95	15,571	-
Nibe Industrier AB	FEDEF-1D 1.70%	10/03/19	148	1,517	-
NIKE Inc	FEDEF-1D 1.70%	10/03/19	152	10,395	-
NiSource Inc	FEDEF-1D 1.70%	10/03/19	128	3,122	-
Nordson Corp	FEDEF-1D 1.70%	10/03/19	18	2,315	-
Northern Trust Corp	FEDEF-1D 1.70%	10/03/19	8	854	-
Northrop Grumman Corp	FEDEF-1D 1.70%	10/03/19	205	66,018	-
NorthStar Realty Europe Corp	FEDEF-1D 1.70%	10/03/19	86	1,247	-
Novanta Inc	FEDEF-1D 1.70%	10/03/19	45	2,646	-
NRG Energy Inc	FEDEF-1D 1.70%	10/03/19	302	9,362	-
Nu Skin Enterprises Inc	FEDEF-1D 1.70%	10/03/19	15	1,067	-
Nutrisystem Inc	FEDEF-1D 1.70%	10/03/19	29	841	-
NV5 Global Inc	FEDEF-1D 1.70%	10/03/19	22	1,295	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
NVIDIA Corp	FEDEF-1D 1.70%	10/03/19	96	21,590	-
NVR Inc	FEDEF-1D 1.70%	10/03/19	2	6,200	-
Old Dominion Freight Line Inc	FEDEF-1D 1.70%	10/03/19	22	2,945	-
Omnicell Inc	FEDEF-1D 1.70%	10/03/19	1	43	-
ON Semiconductor Corp	FEDEF-1D 1.70%	10/03/19	42	927	-
ONE Gas Inc	FEDEF-1D 1.70%	10/03/19	23	1,604	-
Oracle Corp	FEDEF-1D 1.70%	10/03/19	672	30,690	-
OraSure Technologies Inc	FEDEF-1D 1.70%	10/03/19	64	1,135	-
ORBCOMM Inc	FEDEF-1D 1.70%	10/03/19	131	1,182	-
Ormat Technologies Inc	FEDEF-1D 1.70%	10/03/19	38	2,200	-
Orsted A/S	FEDEF-1D 1.70%	10/03/19	16	1,056	-
Oshkosh Corp	FEDEF-1D 1.70%	10/03/19	12	866	-
Otter Tail Corp	FEDEF-1D 1.70%	10/03/19	26	1,140	-
Owens Corning	FEDEF-1D 1.70%	10/03/19	30	1,965	-
Pacific Premier Bancorp Inc	FEDEF-1D 1.70%	10/03/19	41	1,630	-
Palo Alto Networks Inc	FEDEF-1D 1.70%	10/03/19	160	30,802	-
Patrick Industries Inc	FEDEF-1D 1.70%	10/03/19	23	1,309	-
Paychex Inc	FEDEF-1D 1.70%	10/03/19	155	9,388	-
Paycom Software Inc	FEDEF-1D 1.70%	10/03/19	13	1,485	-
PBF Energy Inc	FEDEF-1D 1.70%	10/03/19	28	1,073	-
Peabody Energy Corp	FEDEF-1D 1.70%	10/03/19	66	2,432	-
Pegasystems Inc	FEDEF-1D 1.70%	10/03/19	28	1,709	-
Penn National Gaming Inc	FEDEF-1D 1.70%	10/03/19	40	1,212	-
PepsiCo Inc	FEDEF-1D 1.70%	10/03/19	748	75,503	-
PerkinElmer Inc	FEDEF-1D 1.70%	10/03/19	236	17,313	-
PetMed Express Inc	FEDEF-1D 1.70%	10/03/19	22	736	-
Phillips 66	FEDEF-1D 1.70%	10/03/19	194	21,594	-
Pinnacle Foods Inc	FEDEF-1D 1.70%	10/03/19	43	2,597	-
Pioneer Natural Resources Co	FEDEF-1D 1.70%	10/03/19	3	605	-
Pitney Bowes Inc	FEDEF-1D 1.70%	10/03/19	317	3,240	-
PNM Resources Inc	FEDEF-1D 1.70%	10/03/19	241	9,556	-
Pool Corp	FEDEF-1D 1.70%	10/03/19	29	4,025	-
Post Holdings Inc	FEDEF-1D 1.70%	10/03/19	18	1,432	-
Poste Italiane SpA	FEDEF-1D 1.70%	10/03/19	414	4,055	-
PotlatchDeltic Corp	FEDEF-1D 1.70%	10/03/19	28	1,452	-
PPL Corp	FEDEF-1D 1.70%	10/03/19	213	6,198	-
PRA Health Sciences Inc	FEDEF-1D 1.70%	10/03/19	26	2,136	-
Preferred Apartment Communities Inc	FEDEF-1D 1.70%	10/03/19	149	2,192	-
Preferred Bank/Los Angeles CA	FEDEF-1D 1.70%	10/03/19	24	1,530	-
Primerica Inc	FEDEF-1D 1.70%	10/03/19	23	2,225	-
Procter & Gamble Co/The	FEDEF-1D 1.70%	10/03/19	16	1,157	-
Progress Software Corp	FEDEF-1D 1.70%	10/03/19	29	1,071	-
Progressive Corp/The	FEDEF-1D 1.70%	10/03/19	232	13,987	-
Providence Service Corp/The	FEDEF-1D 1.70%	10/03/19	16	1,214	-
PS Business Parks Inc	FEDEF-1D 1.70%	10/03/19	30	3,458	-
PTC Inc	FEDEF-1D 1.70%	10/03/19	15	1,235	-
Public Service Enterprise Group Inc	FEDEF-1D 1.70%	10/03/19	1	52	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Qorvo Inc	FEDEF-1D 1.70%	10/03/19	234	15,772	-
Quaker Chemical Corp	FEDEF-1D 1.70%	10/03/19	15	2,205	-
QUALCOMM Inc	FEDEF-1D 1.70%	10/03/19	353	18,007	-
Qualys Inc	FEDEF-1D 1.70%	10/03/19	16	1,231	-
Quest Diagnostics Inc	FEDEF-1D 1.70%	10/03/19	18	1,822	-
Quidel Corp	FEDEF-1D 1.70%	10/03/19	20	1,134	-
Raymond James Financial Inc	FEDEF-1D 1.70%	10/03/19	91	8,167	-
Raytheon Co	FEDEF-1D 1.70%	10/03/19	328	67,220	-
RBC Bearings Inc	FEDEF-1D 1.70%	10/03/19	12	1,397	-
RE/MAX Holdings Inc	FEDEF-1D 1.70%	10/03/19	24	1,300	-
RealPage Inc	FEDEF-1D 1.70%	10/03/19	34	1,819	-
Red Hat Inc	FEDEF-1D 1.70%	10/03/19	182	29,677	-
Red Rock Resorts Inc	FEDEF-1D 1.70%	10/03/19	32	966	-
Reinsurance Group of America Inc	FEDEF-1D 1.70%	10/03/19	19	2,839	-
Renewable Energy Group Inc	FEDEF-1D 1.70%	10/03/19	99	1,277	-
Republic Services Inc	FEDEF-1D 1.70%	10/03/19	80	5,174	-
ResMed Inc	FEDEF-1D 1.70%	10/03/19	26	2,461	-
Resolute Energy Corp	FEDEF-1D 1.70%	10/03/19	48	1,603	-
REX American Resources Corp	FEDEF-1D 1.70%	10/03/19	28	2,094	-
Rexford Industrial Realty Inc	FEDEF-1D 1.70%	10/03/19	177	5,407	-
Ring Energy Inc	FEDEF-1D 1.70%	10/03/19	69	1,154	-
RingCentral Inc	FEDEF-1D 1.70%	10/03/19	21	1,408	-
RMR Group Inc/The	FEDEF-1D 1.70%	10/03/19	34	2,530	-
Rollins Inc	FEDEF-1D 1.70%	10/03/19	95	4,609	-
Roper Technologies Inc	FEDEF-1D 1.70%	10/03/19	11	2,906	-
Ross Stores Inc	FEDEF-1D 1.70%	10/03/19	20	1,617	-
Royal Gold Inc	FEDEF-1D 1.70%	10/03/19	76	6,749	-
Royal Unibrew A/S	FEDEF-1D 1.70%	10/03/19	46	3,058	-
RPM International Inc	FEDEF-1D 1.70%	10/03/19	154	7,438	-
Rush Enterprises Inc	FEDEF-1D 1.70%	10/03/19	1	41	-
Ruth's Hospitality Group Inc	FEDEF-1D 1.70%	10/03/19	88	2,363	-
Ryman Hospitality Properties Inc	FEDEF-1D 1.70%	10/03/19	32	2,508	-
S&P Global Inc	FEDEF-1D 1.70%	10/03/19	19	3,583	-
Safety Insurance Group Inc	FEDEF-1D 1.70%	10/03/19	17	1,360	-
Sage Therapeutics Inc	FEDEF-1D 1.70%	10/03/19	6	864	-
Saia Inc	FEDEF-1D 1.70%	10/03/19	18	1,189	-
salesforce.com Inc	FEDEF-1D 1.70%	10/03/19	285	34,482	-
Sanderson Farms Inc	FEDEF-1D 1.70%	10/03/19	8	889	-
Sandy Spring Bancorp Inc	FEDEF-1D 1.70%	10/03/19	33	1,308	-
Sanmina Corp	FEDEF-1D 1.70%	10/03/19	250	7,375	-
SAP SE	FEDEF-1D 1.70%	10/03/19	300	33,249	-
Sarepta Therapeutics Inc	FEDEF-1D 1.70%	10/03/19	20	1,527	-
Sartorius Stedim Biotech	FEDEF-1D 1.70%	10/03/19	12	1,122	-
Schlumberger Ltd	FEDEF-1D 1.70%	10/03/19	70	4,799	-
Scotts Miracle-Gro Co/The	FEDEF-1D 1.70%	10/03/19	22	1,839	-
Seacoast Banking Corp of Florida	FEDEF-1D 1.70%	10/03/19	40	1,105	-
Seagate Technology PLC	FEDEF-1D 1.70%	10/03/19	507	29,350	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Sealed Air Corp	FEDEF-1D 1.70%	10/03/19	155	6,797	-
Select Energy Services Inc	FEDEF-1D 1.70%	10/03/19	56	843	-
Service Corp International/US	FEDEF-1D 1.70%	10/03/19	124	4,527	-
ServiceMaster Global Holdings Inc	FEDEF-1D 1.70%	10/03/19	29	1,467	-
ServiceNow Inc	FEDEF-1D 1.70%	10/03/19	9	1,495	-
ServisFirst Bancshares Inc	FEDEF-1D 1.70%	10/03/19	31	1,301	-
Shenandoah Telecommunications Co	FEDEF-1D 1.70%	10/03/19	33	1,246	-
Shopify Inc	FEDEF-1D 1.70%	10/03/19	7	939	-
Sienna Senior Living Inc	FEDEF-1D 1.70%	10/03/19	72	980	-
Siltronic AG	FEDEF-1D 1.70%	10/03/19	11	1,777	-
SiteOne Landscape Supply Inc	FEDEF-1D 1.70%	10/03/19	32	2,192	-
Six Flags Entertainment Corp	FEDEF-1D 1.70%	10/03/19	19	1,202	-
SJW Group	FEDEF-1D 1.70%	10/03/19	18	1,088	-
Skechers U.S.A. Inc	FEDEF-1D 1.70%	10/03/19	33	941	-
SkyWest Inc	FEDEF-1D 1.70%	10/03/19	30	1,707	-
Skyworks Solutions Inc	FEDEF-1D 1.70%	10/03/19	188	16,311	-
Southern Co/The	FEDEF-1D 1.70%	10/03/19	192	8,855	-
Spartan Motors Inc	FEDEF-1D 1.70%	10/03/19	58	1,035	-
Spin Master Corp	FEDEF-1D 1.70%	10/03/19	49	1,836	-
Spire Inc	FEDEF-1D 1.70%	10/03/19	8	577	-
Spirit AeroSystems Holdings Inc	FEDEF-1D 1.70%	10/03/19	36	2,893	-
Square Inc	FEDEF-1D 1.70%	10/03/19	37	1,752	-
SS&C Technologies Holdings Inc	FEDEF-1D 1.70%	10/03/19	28	1,390	-
STAG Industrial Inc	FEDEF-1D 1.70%	10/03/19	100	2,457	-
Standard Life Aberdeen PLC	FEDEF-1D 1.70%	10/03/19	1,458	7,336	-
Standard Motor Products Inc	FEDEF-1D 1.70%	10/03/19	1	45	-
Starbucks Corp	FEDEF-1D 1.70%	10/03/19	182	10,478	-
Steel Dynamics Inc	FEDEF-1D 1.70%	10/03/19	25	1,120	-
Stoneridge Inc	FEDEF-1D 1.70%	10/03/19	44	1,159	-
Strayer Education Inc	FEDEF-1D 1.70%	10/03/19	17	1,786	-
Stryker Corp	FEDEF-1D 1.70%	10/03/19	23	3,897	-
Summit Hotel Properties Inc	FEDEF-1D 1.70%	10/03/19	86	1,245	-
Sun Communities Inc	FEDEF-1D 1.70%	10/03/19	58	5,443	-
Sunstone Hotel Investors Inc	FEDEF-1D 1.70%	10/03/19	66	1,030	-
Supernus Pharmaceuticals Inc	FEDEF-1D 1.70%	10/03/19	29	1,360	-
SVB Financial Group	FEDEF-1D 1.70%	10/03/19	26	7,790	-
Symantec Corp	FEDEF-1D 1.70%	10/03/19	1,203	33,431	-
SYNNEX Corp	FEDEF-1D 1.70%	10/03/19	1	100	-
Synopsys Inc	FEDEF-1D 1.70%	10/03/19	37	3,164	-
Synovus Financial Corp	FEDEF-1D 1.70%	10/03/19	24	1,254	-
Sysco Corp	FEDEF-1D 1.70%	10/03/19	315	19,700	-
Taiwan Semiconductor Manufacturing Co Ltd	FEDEF-1D 1.70%	10/03/19	424	16,303	-
Take-Two Interactive Software Inc	FEDEF-1D 1.70%	10/03/19	28	2,792	-
Tanger Factory Outlet Centers Inc	FEDEF-1D 1.70%	10/03/19	126	2,766	-
TE Connectivity Ltd	FEDEF-1D 1.70%	10/03/19	322	29,544	-
Teledyne Technologies Inc	FEDEF-1D 1.70%	10/03/19	69	12,909	-
Teleflex Inc	FEDEF-1D 1.70%	10/03/19	10	2,679	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Telephone & Data Systems Inc	FEDEF-1D 1.70%	10/03/19	202	5,521	-
Tellurian Inc	FEDEF-1D 1.70%	10/03/19	143	1,361	-
Teradyne Inc	FEDEF-1D 1.70%	10/03/19	25	814	-
Terreno Realty Corp	FEDEF-1D 1.70%	10/03/19	140	5,201	-
TESARO Inc	FEDEF-1D 1.70%	10/03/19	1	51	-
Tesla Inc	FEDEF-1D 1.70%	10/03/19	4	1,176	-
Tetra Tech Inc	FEDEF-1D 1.70%	10/03/19	26	1,258	-
Texas Instruments Inc	FEDEF-1D 1.70%	10/03/19	285	28,908	-
Texas Roadhouse Inc	FEDEF-1D 1.70%	10/03/19	22	1,410	-
Textron Inc	FEDEF-1D 1.70%	10/03/19	13	808	-
Thermo Fisher Scientific Inc	FEDEF-1D 1.70%	10/03/19	80	16,828	-
Thor Industries Inc	FEDEF-1D 1.70%	10/03/19	42	4,458	-
Thule Group AB	FEDEF-1D 1.70%	10/03/19	70	1,627	-
Tivity Health Inc	FEDEF-1D 1.70%	10/03/19	70	2,517	-
TiVo Corp	FEDEF-1D 1.70%	10/03/19	114	1,613	-
T-Mobile US Inc	FEDEF-1D 1.70%	10/03/19	37	2,239	-
Toll Brothers Inc	FEDEF-1D 1.70%	10/03/19	47	1,982	-
TopBuild Corp	FEDEF-1D 1.70%	10/03/19	29	2,311	-
Toro Co/The	FEDEF-1D 1.70%	10/03/19	54	3,153	-
Towne Bank/Portsmouth VA	FEDEF-1D 1.70%	10/03/19	34	1,017	-
TransUnion	FEDEF-1D 1.70%	10/03/19	37	2,402	-
TRI Pointe Group Inc	FEDEF-1D 1.70%	10/03/19	112	1,916	-
TriCo Bancshares	FEDEF-1D 1.70%	10/03/19	27	1,009	-
Trimble Inc	FEDEF-1D 1.70%	10/03/19	34	1,176	-
TriNet Group Inc	FEDEF-1D 1.70%	10/03/19	24	1,240	-
Trinity Industries Inc	FEDEF-1D 1.70%	10/03/19	191	6,087	-
Trinseo SA	FEDEF-1D 1.70%	10/03/19	17	1,240	-
Triton International Ltd/Bermuda	FEDEF-1D 1.70%	10/03/19	28	868	-
Triumph Bancorp Inc	FEDEF-1D 1.70%	10/03/19	51	1,981	-
Trupanion Inc	FEDEF-1D 1.70%	10/03/19	39	1,025	-
Tryg A/S	FEDEF-1D 1.70%	10/03/19	57	1,354	-
Tucows Inc	FEDEF-1D 1.70%	10/03/19	36	2,277	-
Two Harbors Investment Corp	FEDEF-1D 1.70%	10/03/19	72	1,099	-
Tyson Foods Inc	FEDEF-1D 1.70%	10/03/19	43	3,014	-
UGI Corp	FEDEF-1D 1.70%	10/03/19	25	1,210	-
UMH Properties Inc	FEDEF-1D 1.70%	10/03/19	203	2,747	-
UniFirst Corp/MA	FEDEF-1D 1.70%	10/03/19	7	1,124	-
United Rentals Inc	FEDEF-1D 1.70%	10/03/19	8	1,200	-
United Technologies Corp	FEDEF-1D 1.70%	10/03/19	81	9,732	-
UnitedHealth Group Inc	FEDEF-1D 1.70%	10/03/19	196	46,334	-
Universal Display Corp	FEDEF-1D 1.70%	10/03/19	9	792	-
Universal Health Realty Income Trust	FEDEF-1D 1.70%	10/03/19	22	1,318	-
US Concrete Inc	FEDEF-1D 1.70%	10/03/19	13	760	-
US Physical Therapy Inc	FEDEF-1D 1.70%	10/03/19	14	1,278	-
USANA Health Sciences Inc	FEDEF-1D 1.70%	10/03/19	13	1,372	-
Vail Resorts Inc	FEDEF-1D 1.70%	10/03/19	24	5,503	-
Valero Energy Corp	FEDEF-1D 1.70%	10/03/19	265	29,396	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Varian Medical Systems Inc	FEDEF-1D 1.70%	10/03/19	11	1,271	-
Varonis Systems Inc	FEDEF-1D 1.70%	10/03/19	16	1,046	-
VAT Group AG	FEDEF-1D 1.70%	10/03/19	16	2,382	-
Vector Group Ltd	FEDEF-1D 1.70%	10/03/19	54	1,053	-
Vectren Corp	FEDEF-1D 1.70%	10/03/19	45	3,162	-
Veeva Systems Inc	FEDEF-1D 1.70%	10/03/19	27	1,894	-
VeriSign Inc	FEDEF-1D 1.70%	10/03/19	22	2,583	-
VF Corp	FEDEF-1D 1.70%	10/03/19	5	404	-
Viad Corp	FEDEF-1D 1.70%	10/03/19	60	3,045	-
Visteon Corp	FEDEF-1D 1.70%	10/03/19	21	2,613	-
Vocera Communications Inc	FEDEF-1D 1.70%	10/03/19	49	1,228	-
Vonage Holdings Corp	FEDEF-1D 1.70%	10/03/19	197	2,202	-
Walgreens Boots Alliance Inc	FEDEF-1D 1.70%	10/03/19	71	4,718	-
Walker & Dunlop Inc	FEDEF-1D 1.70%	10/03/19	24	1,371	-
Walmart Inc	FEDEF-1D 1.70%	10/03/19	11	973	-
Warrior Met Coal Inc	FEDEF-1D 1.70%	10/03/19	80	1,860	-
Washington Federal Inc	FEDEF-1D 1.70%	10/03/19	28	889	-
Washington Real Estate Investment Trust	FEDEF-1D 1.70%	10/03/19	7	201	-
Waters Corp	FEDEF-1D 1.70%	10/03/19	124	23,363	-
Watsco Inc	FEDEF-1D 1.70%	10/03/19	57	9,543	-
Wayfair Inc	FEDEF-1D 1.70%	10/03/19	11	685	-
WD-40 Co	FEDEF-1D 1.70%	10/03/19	10	1,319	-
WEC Energy Group Inc	FEDEF-1D 1.70%	10/03/19	27	1,736	-
Weight Watchers International Inc	FEDEF-1D 1.70%	10/03/19	23	1,611	-
WellCare Health Plans Inc	FEDEF-1D 1.70%	10/03/19	162	33,236	-
Wendy's Co/The	FEDEF-1D 1.70%	10/03/19	164	2,745	-
West Pharmaceutical Services Inc	FEDEF-1D 1.70%	10/03/19	22	1,941	-
Western Alliance Bancorp	FEDEF-1D 1.70%	10/03/19	18	1,062	-
Western Digital Corp	FEDEF-1D 1.70%	10/03/19	331	26,079	-
Western Union Co/The	FEDEF-1D 1.70%	10/03/19	273	5,392	-
Weyerhaeuser Co	FEDEF-1D 1.70%	10/03/19	28	1,030	-
Whirlpool Corp	FEDEF-1D 1.70%	10/03/19	44	6,818	-
WildHorse Resource Development Corp	FEDEF-1D 1.70%	10/03/19	55	1,438	-
Williams Cos Inc/The	FEDEF-1D 1.70%	10/03/19	276	7,101	-
Winnebago Industries Inc	FEDEF-1D 1.70%	10/03/19	29	1,099	-
Woodward Inc	FEDEF-1D 1.70%	10/03/19	1	72	-
World Wrestling Entertainment Inc	FEDEF-1D 1.70%	10/03/19	68	2,706	-
Worldpay Inc	FEDEF-1D 1.70%	10/03/19	14	1,137	-
WP Carey Inc	FEDEF-1D 1.70%	10/03/19	19	1,213	-
WR Berkley Corp	FEDEF-1D 1.70%	10/03/19	174	12,973	-
WSFS Financial Corp	FEDEF-1D 1.70%	10/03/19	1	50	-
WW Grainger Inc	FEDEF-1D 1.70%	10/03/19	25	7,034	-
Wyndham Worldwide Corp	FEDEF-1D 1.70%	10/03/19	357	40,773	-
Wynn Resorts Ltd	FEDEF-1D 1.70%	10/03/19	105	19,550	-
Xcel Energy Inc	FEDEF-1D 1.70%	10/03/19	46	2,155	-
Xenia Hotels & Resorts Inc	FEDEF-1D 1.70%	10/03/19	55	1,132	-
Xilinx Inc	FEDEF-1D 1.70%	10/03/19	266	17,088	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
XPO Logistics Inc	FEDEF-1D 1.70%	10/03/19	18	1,749	-
Yum! Brands Inc	FEDEF-1D 1.70%	10/03/19	187	16,288	-
Zimmer Biomet Holdings Inc	FEDEF-1D 1.70%	10/03/19	50	5,759	-
South32 Ltd	FEDEF-1D 1.85%	10/03/19	1,725	4,844	-
MGM China Holdings Ltd	HIBOR-1M 0.93%	11/25/19	1,200	3,318	-
Sands China Ltd	HIBOR-1M 0.93%	11/25/19	400	2,332	-
Wynn Macau Ltd	HIBOR-1M 0.93%	11/25/19	800	2,992	-
Ambu A/S	HONIX-1D 0.58%	12/23/19	68	1,583	-
Alps Electric Co Ltd	LIBOR-1M 0.00%	08/07/19	768	17,041	-
Amada Holdings Co Ltd	LIBOR-1M 0.00%	08/07/19	100	1,204	-
Astellas Pharma Inc	LIBOR-1M 0.00%	08/07/19	1,400	20,541	-
Brother Industries Ltd	LIBOR-1M 0.00%	08/07/19	700	15,072	-
Canon Inc	LIBOR-1M 0.00%	08/07/19	583	20,193	-
Chugai Pharmaceutical Co Ltd	LIBOR-1M 0.00%	08/07/19	400	21,129	-
Daiichi Sankyo Co Ltd	LIBOR-1M 0.00%	08/07/19	600	20,562	-
Eisai Co Ltd	LIBOR-1M 0.00%	08/07/19	300	20,137	-
FUJIFILM Holdings Corp	LIBOR-1M 0.00%	08/07/19	446	17,954	-
Hamamatsu Photonics KK	LIBOR-1M 0.00%	08/07/19	478	18,434	-
Hino Motors Ltd	LIBOR-1M 0.00%	08/07/19	134	1,637	-
Hirose Electric Co Ltd	LIBOR-1M 0.00%	08/07/19	105	14,796	-
Hisamitsu Pharmaceutical Co Inc	LIBOR-1M 0.00%	08/07/19	300	23,386	-
Hitachi High-Technologies Corp	LIBOR-1M 0.00%	08/07/19	479	22,369	-
Hitachi Ltd	LIBOR-1M 0.00%	08/07/19	2,000	14,651	-
IHI Corp	LIBOR-1M 0.00%	08/07/19	100	3,281	-
JTEKT Corp	LIBOR-1M 0.00%	08/07/19	100	1,622	-
Kawasaki Heavy Industries Ltd	LIBOR-1M 0.00%	08/07/19	100	3,354	-
Komatsu Ltd	LIBOR-1M 0.00%	08/07/19	100	3,427	-
Konica Minolta Inc	LIBOR-1M 0.00%	08/07/19	2,016	17,318	-
Kubota Corp	LIBOR-1M 0.00%	08/07/19	100	1,690	-
Kurita Water Industries Ltd	LIBOR-1M 0.00%	08/07/19	100	3,244	-
Kyocera Corp	LIBOR-1M 0.00%	08/07/19	300	19,186	-
MINEBEA MITSUMI Inc	LIBOR-1M 0.00%	08/07/19	100	2,008	-
Mitsubishi Tanabe Pharma Corp	LIBOR-1M 0.00%	08/07/19	960	18,283	-
Murata Manufacturing Co Ltd	LIBOR-1M 0.00%	08/07/19	100	12,657	-
NEC Corp	LIBOR-1M 0.00%	08/07/19	600	16,477	-
NGK Insulators Ltd	LIBOR-1M 0.00%	08/07/19	100	1,839	-
Nippon Electric Glass Co Ltd	LIBOR-1M 0.00%	08/07/19	646	18,626	-
NSK Ltd	LIBOR-1M 0.00%	08/07/19	100	1,343	-
Omron Corp	LIBOR-1M 0.00%	08/07/19	300	16,285	-
Ono Pharmaceutical Co Ltd	LIBOR-1M 0.00%	08/07/19	800	18,530	-
Ricoh Co Ltd	LIBOR-1M 0.00%	08/07/19	1,200	11,745	-
Santen Pharmaceutical Co Ltd	LIBOR-1M 0.00%	08/07/19	1,162	19,592	-
Shimadzu Corp	LIBOR-1M 0.00%	08/07/19	673	18,303	-
Shionogi & Co Ltd	LIBOR-1M 0.00%	08/07/19	400	20,595	-
Sumitomo Dainippon Pharma Co Ltd	LIBOR-1M 0.00%	08/07/19	1,200	21,878	-
Taisho Pharmaceutical Holdings Co Ltd	LIBOR-1M 0.00%	08/07/19	200	19,173	-
Takeda Pharmaceutical Co Ltd	LIBOR-1M 0.00%	08/07/19	400	16,892	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
TDK Corp	LIBOR-1M 0.00%	08/07/19	100	8,636	-
Yaskawa Electric Corp	LIBOR-1M 0.00%	08/07/19	400	16,340	-
Yokogawa Electric Corp	LIBOR-1M 0.00%	08/07/19	800	17,649	-
PayPal Holdings Inc	MUTSC-1D -0.07%	10/03/19	34	2,537	-
ProPetro Holding Corp	MUTSC-1D -0.07%	10/03/19	71	1,299	-
Aker BP ASA	NIBOR-1W 0.80%	01/08/20	98	3,232	-
Altus Group Ltd/Canada	NIBOR-1W 0.80%	10/03/19	137	3,452	-
Bakkafrost P/F	NIBOR-1W 0.80%	01/08/20	22	1,266	-
DNB ASA	NIBOR-1W 0.80%	01/08/20	63	1,184	-
Gjensidige Forsikring ASA	NIBOR-1W 0.80%	01/08/20	75	1,191	-
Grieg Seafood ASA	NIBOR-1W 0.80%	01/08/20	122	1,313	-
Marine Harvest ASA	NIBOR-1W 0.80%	01/08/20	73	1,591	-
Norsk Hydro ASA	NIBOR-1W 0.80%	01/08/20	155	969	-
Orkla ASA	NIBOR-1W 0.80%	01/08/20	255	2,366	-
Salmar ASA	NIBOR-1W 0.80%	01/08/20	36	1,685	-
Storebrand ASA	NIBOR-1W 0.80%	01/08/20	284	2,435	-
Yara International ASA	NIBOR-1W 0.80%	01/08/20	415	17,561	-
SJM Holdings Ltd	RBACR-1D 1.50%	11/25/19	3,000	3,027	-
AAK AB	SARON-1D -0.74%	01/09/20	11	975	-
Adtalem Global Education Inc	SARON-1D -0.74%	12/23/19	21	1,000	-
Autoneum Holding AG	SARON-1D -0.74%	12/23/19	4	1,053	-
Baloise Holding AG	SARON-1D -0.74%	12/23/19	9	1,434	-
Banque Cantonale Vaudoise	SARON-1D -0.74%	12/23/19	3	2,400	-
Barry Callebaut AG	SARON-1D -0.74%	12/23/19	1	1,805	-
Bobst Group SA	SARON-1D -0.74%	12/23/19	21	2,255	-
Cembra Money Bank AG	SARON-1D -0.74%	12/23/19	22	1,875	-
Cie Financiere Richemont SA	SARON-1D -0.74%	12/23/19	139	13,278	-
Clariant AG	SARON-1D -0.74%	12/23/19	786	18,270	-
Comet Holding AG	SARON-1D -0.74%	12/23/19	12	1,581	-
dormakaba Holding AG	SARON-1D -0.74%	12/23/19	1	778	-
Emmi AG	SARON-1D -0.74%	12/23/19	2	1,622	-
EMS-Chemie Holding AG	SARON-1D -0.74%	12/23/19	34	21,123	-
Georg Fischer AG	SARON-1D -0.74%	12/23/19	2	2,501	-
Givaudan SA	SARON-1D -0.74%	12/23/19	8	17,933	-
Inficon Holding AG	SARON-1D -0.74%	12/23/19	2	1,204	-
Komax Holding AG	SARON-1D -0.74%	12/23/19	9	2,488	-
Kuehne + Nagel International AG	SARON-1D -0.74%	12/23/19	7	1,096	-
Logitech International SA	SARON-1D -0.74%	12/23/19	74	2,757	-
Partners Group Holding AG	SARON-1D -0.74%	12/23/19	9	6,605	-
Schindler Holding AG	SARON-1D -0.74%	12/23/19	8	1,662	-
SFS Group AG	SARON-1D -0.74%	12/23/19	10	1,130	-
Siegfried Holding AG	SARON-1D -0.74%	12/23/19	8	2,792	-
Sika AG	SARON-1D -0.74%	12/23/19	1	7,304	-
Straumann Holding AG	SARON-1D -0.74%	12/23/19	6	4,106	-
Swiss Life Holding AG	SARON-1D -0.74%	12/23/19	10	3,521	-
Tecan Group AG	SARON-1D -0.74%	12/23/19	5	1,106	-
Temenos Group AG	SARON-1D -0.74%	12/23/19	20	2,532	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Valora Holding AG	SARON-1D -0.74%	12/23/19	3	1,006	-
Vontobel Holding AG	SARON-1D -0.74%	12/23/19	23	1,524	-
Waste Connections Inc	SARON-1D -0.74%	12/23/19	91	6,579	-
3i Group PLC	SONIA-1D 0.45%	06/21/19	303	3,930	-
Abcam PLC	SONIA-1D 0.45%	06/21/19	164	2,758	-
Admiral Group PLC	SONIA-1D 0.45%	06/24/19	333	9,141	-
Amundi SA	SONIA-1D 0.45%	08/07/19	20	1,703	-
Anglo American PLC	SONIA-1D 0.45%	06/21/19	545	12,832	-
ArcelorMittal	SONIA-1D 0.45%	10/03/19	316	10,726	-
Arch Coal Inc	SONIA-1D 0.45%	10/03/19	10	808	-
Ashtead Group PLC	SONIA-1D 0.45%	06/21/19	128	3,584	-
ASOS PLC	SONIA-1D 0.45%	06/21/19	17	1,369	-
Aviva PLC	SONIA-1D 0.45%	06/24/19	1,278	9,312	-
B&M European Value Retail SA	SONIA-1D 0.45%	06/21/19	211	1,178	-
BAE Systems PLC	SONIA-1D 0.45%	06/21/19	173	1,456	-
Barratt Developments PLC	SONIA-1D 0.45%	06/21/19	1,758	13,511	-
BBA Aviation PLC	SONIA-1D 0.45%	06/21/19	755	3,326	-
Bellway PLC	SONIA-1D 0.45%	06/21/19	56	2,558	-
Berkeley Group Holdings PLC	SONIA-1D 0.45%	06/21/19	250	14,021	-
BGEO Group PLC	SONIA-1D 0.45%	06/21/19	24	1,150	-
BHP Billiton PLC	SONIA-1D 0.45%	06/21/19	561	11,930	-
Bodycote PLC	SONIA-1D 0.45%	06/21/19	144	1,785	-
boohoo.com plc	SONIA-1D 0.45%	06/21/19	1,040	2,626	-
BP PLC	SONIA-1D 0.45%	06/21/19	392	2,905	-
Burberry Group PLC	SONIA-1D 0.45%	06/21/19	577	14,492	-
Burford Capital Ltd	SONIA-1D 0.45%	06/21/19	80	1,587	-
Carnival PLC	SONIA-1D 0.45%	06/21/19	42	2,733	-
Clinigen Group Plc	SONIA-1D 0.45%	06/21/19	90	1,088	-
Coca-Cola HBC AG	SONIA-1D 0.45%	06/21/19	83	2,794	-
Colliers International Group Inc	SONIA-1D 0.45%	08/07/19	19	1,293	-
Compass Group PLC	SONIA-1D 0.45%	06/21/19	132	2,836	-
CVS Group PLC	SONIA-1D 0.45%	06/21/19	66	896	-
Dart Group PLC	SONIA-1D 0.45%	06/21/19	142	1,677	-
DCC PLC	SONIA-1D 0.45%	06/21/19	29	2,796	-
Dechra Pharmaceuticals PLC	SONIA-1D 0.45%	06/21/19	121	4,570	-
Diageo PLC	SONIA-1D 0.45%	06/21/19	67	2,389	-
Direct Line Insurance Group PLC	SONIA-1D 0.45%	10/03/19	1,700	8,764	-
DS Smith PLC	SONIA-1D 0.45%	06/21/19	211	1,518	-
Electrocomponents PLC	SONIA-1D 0.45%	06/21/19	454	3,808	-
Experian PLC	SONIA-1D 0.45%	06/21/19	74	1,699	-
Fenner PLC	SONIA-1D 0.45%	06/21/19	172	1,440	-
Ferguson PLC	SONIA-1D 0.45%	06/21/19	24	1,845	-
Ferrexpo PLC	SONIA-1D 0.45%	06/21/19	339	1,098	-
Fevertree Drinks PLC	SONIA-1D 0.45%	06/21/19	86	3,359	-
Gardner Denver Holdings Inc	SONIA-1D 0.45%	08/07/19	31	981	-
Glencore PLC	SONIA-1D 0.45%	06/21/19	2,454	11,854	-
Grainger PLC	SONIA-1D 0.45%	06/21/19	361	1,558	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Greggs PLC	SONIA-1D 0.45%	06/21/19	215	3,610	-
GVC Holdings PLC	SONIA-1D 0.45%	06/21/19	325	3,995	-
Halma PLC	SONIA-1D 0.45%	06/21/19	63	1,061	-
Hansteen Holdings PLC	SONIA-1D 0.45%	06/21/19	893	1,633	-
Hargreaves Lansdown PLC	SONIA-1D 0.45%	06/21/19	42	1,035	-
Hays PLC	SONIA-1D 0.45%	06/21/19	522	1,289	-
HSBC Holdings PLC	SONIA-1D 0.45%	06/21/19	242	2,418	-
Indivior PLC	SONIA-1D 0.45%	06/21/19	217	1,354	-
Informa PLC	SONIA-1D 0.45%	06/21/19	244	2,484	-
InterContinental Hotels Group PLC	SONIA-1D 0.45%	06/21/19	80	5,057	-
Intertek Group PLC	SONIA-1D 0.45%	06/21/19	62	4,185	-
J Sainsbury PLC	SONIA-1D 0.45%	06/21/19	264	1,124	-
Jupiter Fund Management PLC	SONIA-1D 0.45%	06/21/19	216	1,355	-
KAZ Minerals PLC	SONIA-1D 0.45%	06/21/19	105	1,331	-
Keywords Studios PLC	SONIA-1D 0.45%	06/21/19	79	1,978	-
Legal & General Group PLC	SONIA-1D 0.45%	06/24/19	2,472	9,193	-
London Stock Exchange Group PLC	SONIA-1D 0.45%	06/21/19	70	4,146	-
LondonMetric Property PLC	SONIA-1D 0.45%	06/21/19	570	1,494	-
Mondi PLC	SONIA-1D 0.45%	06/21/19	44	1,228	-
National Express Group PLC	SONIA-1D 0.45%	06/21/19	325	1,756	-
National Grid PLC	SONIA-1D 0.45%	06/21/19	138	1,602	-
National Storage Affiliates Trust	SONIA-1D 0.45%	10/03/19	82	2,158	-
NMC Health PLC	SONIA-1D 0.45%	06/21/19	90	4,423	-
Old Mutual PLC	SONIA-1D 0.45%	06/24/19	2,430	8,421	-
Persimmon PLC	SONIA-1D 0.45%	06/21/19	413	15,444	-
Plus500 Ltd	SONIA-1D 0.45%	06/21/19	67	1,300	-
Prudential PLC	SONIA-1D 0.45%	06/24/19	357	9,217	-
Reckitt Benckiser Group PLC	SONIA-1D 0.45%	06/21/19	21	1,649	-
Redrow PLC	SONIA-1D 0.45%	06/21/19	287	2,481	-
RELX PLC	SONIA-1D 0.45%	06/21/19	206	4,411	-
Renishaw PLC	SONIA-1D 0.45%	06/21/19	18	1,169	-
Rentokil Initial PLC	SONIA-1D 0.45%	06/21/19	1,074	4,541	-
Reply SpA	SONIA-1D 0.45%	08/07/19	22	1,391	-
Rio Tinto PLC	SONIA-1D 0.45%	06/21/19	240	13,044	-
Royal Dutch Shell PLC	SONIA-1D 0.45%	06/21/19	109	3,800	-
RSA Insurance Group PLC	SONIA-1D 0.45%	06/24/19	1,176	10,648	-
Savills PLC	SONIA-1D 0.45%	06/21/19	124	1,678	-
Schroders PLC	SONIA-1D 0.45%	06/21/19	26	1,182	-
Severn Trent PLC	SONIA-1D 0.45%	06/21/19	49	1,309	-
Shaftesbury PLC	SONIA-1D 0.45%	06/21/19	103	1,434	-
Smiths Group PLC	SONIA-1D 0.45%	06/21/19	55	1,210	-
SSP Group Plc	SONIA-1D 0.45%	06/21/19	327	2,937	-
St James's Place PLC	SONIA-1D 0.45%	06/24/19	663	10,378	-
Superdry PLC	SONIA-1D 0.45%	06/21/19	49	1,016	-
Synthomer PLC	SONIA-1D 0.45%	06/21/19	382	2,604	-
Taylor Wimpey PLC	SONIA-1D 0.45%	06/21/19	5,092	13,448	-
Tesco PLC	SONIA-1D 0.45%	06/21/19	200	650	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
TP ICAP PLC	SONIA-1D 0.45%	06/21/19	179	1,162	-
Tritax Big Box REIT PLC	SONIA-1D 0.45%	06/21/19	1,178	2,431	-
TUI AG	SONIA-1D 0.45%	06/21/19	94	2,130	-
UDG Healthcare PLC	SONIA-1D 0.45%	06/21/19	165	2,079	-
Unilever PLC	SONIA-1D 0.45%	06/21/19	32	1,797	-
UNITE Group PLC/The	SONIA-1D 0.45%	06/21/19	168	1,929	-
Vesuvius PLC	SONIA-1D 0.45%	06/21/19	169	1,370	-
WH Smith PLC	SONIA-1D 0.45%	06/21/19	141	3,789	-
William Hill PLC	SONIA-1D 0.45%	06/21/19	6,235	25,145	-
Wingstop Inc	SONIA-1D 0.45%	10/03/19	23	1,124	-
Wm Morrison Supermarkets PLC	SONIA-1D 0.45%	06/21/19	525	1,758	-
Aker ASA	STIBO-1W -0.52%	01/08/20	33	2,076	-
Boliden AB	STIBO-1W -0.52%	01/09/20	46	1,604	-
Castellum AB	STIBO-1W -0.52%	01/09/20	62	1,007	-
Cellnex Telecom SA	STIBO-1W -0.52%	10/03/19	49	1,317	-
Fabege AB	STIBO-1W -0.52%	01/09/20	242	2,804	-
Fastighets AB Balder	STIBO-1W -0.52%	01/09/20	110	2,848	-
Four Corners Property Trust Inc	STIBO-1W -0.52%	10/03/19	112	2,538	-
Golden Entertainment Inc	STIBO-1W -0.52%	10/03/19	117	3,130	-
Hansa Medical AB	STIBO-1W -0.52%	01/09/20	69	2,071	-
Hexagon AB	STIBO-1W -0.52%	01/09/20	38	2,208	-
Holmen AB	STIBO-1W -0.52%	01/09/20	100	2,477	-
Husqvarna AB	STIBO-1W -0.52%	01/09/20	116	1,120	-
ICA Gruppen AB	STIBO-1W -0.52%	01/09/20	27	842	-
Industrivarden AB	STIBO-1W -0.52%	01/09/20	114	2,414	-
Indutrade AB	STIBO-1W -0.52%	01/09/20	88	2,088	-
Investor AB	STIBO-1W -0.52%	01/09/20	34	1,490	-
L E Lundbergforetagen AB	STIBO-1W -0.52%	01/09/20	49	3,335	-
Loomis AB	STIBO-1W -0.52%	01/09/20	27	989	-
Mycronic AB	STIBO-1W -0.52%	01/09/20	83	959	-
Nolato AB	STIBO-1W -0.52%	01/09/20	46	3,472	-
PJT Partners Inc	STIBO-1W -0.52%	10/03/19	19	1,054	-
Saab AB	STIBO-1W -0.52%	01/09/20	62	2,549	-
Sandvik AB	STIBO-1W -0.52%	01/09/20	86	1,475	-
Securitas AB	STIBO-1W -0.52%	01/09/20	67	1,088	-
Svenska Cellulosa AB SCA	STIBO-1W -0.52%	01/09/20	381	4,241	-
Swedish Match AB	STIBO-1W -0.52%	01/09/20	28	1,262	-
Trelleborg AB	STIBO-1W -0.52%	01/09/20	54	1,268	-
Volvo AB	STIBO-1W -0.52%	01/09/20	85	1,451	-
Advanced Disposal Services Inc	(BBSW -1M) 1.85%	10/03/19	(103)	(2,270)	-
Australia & New Zealand Banking Group Ltd	(BBSW -1M) 1.85%	11/22/19	(340)	(6,888)	-
AP Moller - Maersk A/S	(CIBOR-1W) -0.39%	12/23/19	(1)	(1,614)	-
BMC Stock Holdings Inc	(CIBOR-1W) -0.39%	12/23/19	(50)	(863)	-
Coloplast A/S	(CIBOR-1W) -0.39%	12/23/19	(14)	(1,190)	-
DENTSPLY SIRONA Inc	(CIBOR-1W) -0.39%	12/23/19	(174)	(8,759)	-
Donnelley Financial Solutions Inc	(CIBOR-1W) -0.39%	12/23/19	(161)	(2,962)	-
Genmab A/S	(CIBOR-1W) -0.39%	12/23/19	(19)	(3,858)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
ISS A/S	(CIBOR-1W) -0.39%	12/23/19	(69)	(2,417)	-
Novo Nordisk A/S	(CIBOR-1W) -0.39%	12/23/19	(137)	(6,483)	-
Pandora A/S	(CIBOR-1W) -0.39%	12/23/19	(11)	(1,226)	-
Xerox Corp	(CIBOR-1W) -0.39%	12/23/19	(248)	(7,800)	-
Aimia Inc	(DISC -1D) 1.25%	10/03/19	(1,560)	(2,689)	-
Alaris Royalty Corp	(DISC -1D) 1.25%	10/03/19	(237)	(3,148)	-
AltaGas Ltd	(DISC -1D) 1.25%	10/03/19	(49)	(946)	-
ARC Resources Ltd	(DISC -1D) 1.25%	10/03/19	(99)	(1,106)	-
Atco Ltd/Canada	(DISC -1D) 1.25%	10/03/19	(31)	(939)	-
Barrick Gold Corp	(DISC -1D) 1.25%	10/03/19	(82)	(1,105)	-
BCE Inc	(DISC -1D) 1.25%	10/03/19	(24)	(1,020)	-
BlackBerry Ltd	(DISC -1D) 1.25%	10/03/19	(109)	(1,143)	-
Boardwalk Real Estate Investment Trust	(DISC -1D) 1.25%	10/03/19	(134)	(4,820)	-
Bombardier Inc	(DISC -1D) 1.25%	10/03/19	(378)	(1,171)	-
Bonterra Energy Corp	(DISC -1D) 1.25%	10/03/19	(88)	(1,085)	-
Canadian Utilities Ltd	(DISC -1D) 1.25%	10/03/19	(55)	(1,403)	-
Canadian Western Bank	(DISC -1D) 1.25%	10/03/19	(2)	(53)	-
Celestica Inc	(DISC -1D) 1.25%	10/03/19	(268)	(3,090)	-
Cenovus Energy Inc	(DISC -1D) 1.25%	10/03/19	(148)	(1,485)	-
CI Financial Corp	(DISC -1D) 1.25%	10/03/19	(148)	(3,119)	-
Cineplex Inc	(DISC -1D) 1.25%	10/03/19	(155)	(3,629)	-
Cominar Real Estate Investment Trust	(DISC -1D) 1.25%	10/03/19	(502)	(4,907)	-
Corus Entertainment Inc	(DISC -1D) 1.25%	10/03/19	(821)	(4,099)	-
Crescent Point Energy Corp	(DISC -1D) 1.25%	10/03/19	(198)	(1,738)	-
Crombie Real Estate Investment Trust	(DISC -1D) 1.25%	10/03/19	(213)	(2,065)	-
Dream Office Real Estate Investment Trust	(DISC -1D) 1.25%	10/03/19	(73)	(1,354)	-
Eldorado Gold Corp	(DISC -1D) 1.25%	10/03/19	(1,767)	(1,682)	-
Element Fleet Management Corp	(DISC -1D) 1.25%	10/03/19	(694)	(2,626)	-
Empire Co Ltd	(DISC -1D) 1.25%	10/03/19	(117)	(2,266)	-
Extendicare Inc	(DISC -1D) 1.25%	10/03/19	(143)	(929)	-
Fairfax Financial Holdings Ltd	(DISC -1D) 1.25%	10/03/19	(4)	(2,218)	-
First Capital Realty Inc	(DISC -1D) 1.25%	10/03/19	(313)	(4,900)	-
George Weston Ltd	(DISC -1D) 1.25%	10/03/19	(31)	(2,544)	-
Gildan Activewear Inc	(DISC -1D) 1.25%	10/03/19	(34)	(992)	-
Goldcorp Inc	(DISC -1D) 1.25%	10/03/19	(187)	(2,486)	-
Great-West Lifeco Inc	(DISC -1D) 1.25%	10/03/19	(52)	(1,388)	-
H&R Real Estate Investment Trust	(DISC -1D) 1.25%	10/03/19	(371)	(5,967)	-
Hersha Hospitality Trust	(DISC -1D) 1.25%	10/03/19	(81)	(1,521)	-
Hope Bancorp Inc	(DISC -1D) 1.25%	10/03/19	(64)	(1,107)	-
Husky Energy Inc	(DISC -1D) 1.25%	10/03/19	(107)	(1,499)	-
IGM Financial Inc	(DISC -1D) 1.25%	10/03/19	(45)	(1,383)	-
Imperial Oil Ltd	(DISC -1D) 1.25%	10/03/19	(34)	(1,059)	-
Itoham Yonekyu Holdings Inc	(DISC -1D) 1.25%	10/03/19	(100)	(909)	-
Janus Henderson Group PLC	(DISC -1D) 1.25%	10/03/19	(62)	(1,959)	-
Just Energy Group Inc	(DISC -1D) 1.25%	10/03/19	(554)	(2,321)	-
Laurentian Bank of Canada	(DISC -1D) 1.25%	10/03/19	(27)	(1,039)	-
Loblaw Cos Ltd	(DISC -1D) 1.25%	10/03/19	(43)	(2,190)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Nevsun Resources Ltd	(DISC -1D) 1.25%	10/03/19	(675)	(1,885)	-
New Gold Inc	(DISC -1D) 1.25%	10/03/19	(400)	(939)	-
Osisko Gold Royalties Ltd	(DISC -1D) 1.25%	10/03/19	(128)	(1,251)	-
Peyto Exploration & Development Corp	(DISC -1D) 1.25%	10/03/19	(147)	(1,392)	-
Power Corp of Canada	(DISC -1D) 1.25%	10/03/19	(62)	(1,476)	-
Power Financial Corp	(DISC -1D) 1.25%	10/03/19	(52)	(1,351)	-
RioCan Real Estate Investment Trust	(DISC -1D) 1.25%	10/03/19	(428)	(7,796)	-
Ritchie Bros Auctioneers Inc	(DISC -1D) 1.25%	10/03/19	(33)	(1,080)	-
SBA Communications Corp	(DISC -1D) 1.25%	08/07/19	(354)	(56,721)	-
Shaw Communications Inc	(DISC -1D) 1.25%	10/03/19	(58)	(1,194)	-
Sierra Wireless Inc	(DISC -1D) 1.25%	10/03/19	(54)	(937)	-
SNC-Lavalin Group Inc	(DISC -1D) 1.25%	10/03/19	(24)	(1,054)	-
Stantec Inc	(DISC -1D) 1.25%	10/03/19	(83)	(2,115)	-
Tahoe Resources Inc	(DISC -1D) 1.25%	10/03/19	(470)	(2,372)	-
Thomson Reuters Corp	(DISC -1D) 1.25%	10/03/19	(25)	(1,007)	-
Torex Gold Resources Inc	(DISC -1D) 1.25%	10/03/19	(94)	(968)	-
Tourmaline Oil Corp	(DISC -1D) 1.25%	10/03/19	(82)	(1,545)	-
TransAlta Corp	(DISC -1D) 1.25%	10/03/19	(461)	(2,431)	-
Turquoise Hill Resources Ltd	(DISC -1D) 1.25%	10/03/19	(442)	(1,310)	-
UniCredit SpA	(DISC -1D) 1.25%	08/07/19	(62)	(1,346)	-
Uni-Select Inc	(DISC -1D) 1.25%	10/03/19	(112)	(1,736)	-
Valeant Pharmaceuticals International Inc	(DISC -1D) 1.25%	10/03/19	(109)	(1,971)	-
Westshore Terminals Investment Corp	(DISC -1D) 1.25%	10/03/19	(117)	(2,023)	-
Yamana Gold Inc	(DISC -1D) 1.25%	10/03/19	(403)	(1,160)	-
Nielsen Holdings PLC	(DISC -1D) 1.70%	10/03/19	(129)	(4,057)	-
Acciona SA	(EONIA-1D) -0.37%	06/21/19	(13)	(1,090)	-
ACS Actividades de Construccion y Servicios SA	(EONIA-1D) -0.37%	06/21/19	(26)	(1,100)	-
AIXTRON SE	(EONIA-1D) -0.37%	06/21/19	(51)	(730)	-
ALD SA	(EONIA-1D) -0.37%	06/21/19	(163)	(2,761)	-
Almirall SA	(EONIA-1D) -0.37%	06/21/19	(369)	(4,605)	-
Amer Sports Oyj	(EONIA-1D) -0.37%	06/21/19	(39)	(1,197)	-
ANDRITZ AG	(EONIA-1D) -0.37%	06/21/19	(40)	(2,153)	-
Applus Services SA	(EONIA-1D) -0.37%	06/21/19	(42)	(569)	-
Arcadis NV	(EONIA-1D) -0.37%	06/21/19	(66)	(1,303)	-
Athene Holding Ltd	(EONIA-1D) -0.37%	10/03/19	(72)	(3,528)	-
Atresmedia Corp de Medios de Comunicacion SA	(EONIA-1D) -0.37%	06/21/19	(158)	(1,485)	-
Azimut Holding SpA	(EONIA-1D) -0.37%	06/21/19	(48)	(1,011)	-
Banca Mediolanum SpA	(EONIA-1D) -0.37%	08/07/19	(112)	(901)	-
Bank of Ireland Group PLC	(EONIA-1D) -0.37%	06/21/19	(162)	(1,458)	-
Bayer AG	(EONIA-1D) -0.37%	06/21/19	(59)	(7,077)	-
Bekaert SA	(EONIA-1D) -0.37%	06/21/19	(25)	(1,054)	-
Bilfinger SE	(EONIA-1D) -0.37%	06/21/19	(83)	(3,971)	-
Bollore SA	(EONIA-1D) -0.37%	06/21/19	(248)	(1,234)	-
Boskalis Westminster	(EONIA-1D) -0.37%	06/21/19	(111)	(3,295)	-
BPER Banca	(EONIA-1D) -0.37%	06/21/19	(199)	(1,152)	-
bpost SA	(EONIA-1D) -0.37%	06/21/19	(46)	(1,010)	-
Brenntag AG	(EONIA-1D) -0.37%	06/21/19	(26)	(1,493)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Bureau Veritas SA	(EONIA-1D) -0.37%	06/21/19	(52)	(1,360)	-
Carrefour SA	(EONIA-1D) -0.37%	06/21/19	(211)	(4,343)	-
Casino Guichard Perrachon SA	(EONIA-1D) -0.37%	06/21/19	(46)	(2,388)	-
CECONOMY AG	(EONIA-1D) -0.37%	06/21/19	(85)	(955)	-
Cia de Distribucion Integral Logista Holdings SA	(EONIA-1D) -0.37%	06/21/19	(99)	(2,236)	-
Citycon OYJ	(EONIA-1D) -0.37%	06/21/19	(1,186)	(2,721)	-
Colruyt SA	(EONIA-1D) -0.37%	06/21/19	(33)	(1,861)	-
CTT-Correios de Portugal SA	(EONIA-1D) -0.37%	06/21/19	(1,213)	(4,482)	-
DBV Technologies SA	(EONIA-1D) -0.37%	06/21/19	(25)	(1,118)	-
Deutsche EuroShop AG	(EONIA-1D) -0.37%	06/21/19	(136)	(4,897)	-
Deutsche Telekom AG	(EONIA-1D) -0.37%	06/21/19	(266)	(4,658)	-
Dialog Semiconductor PLC	(EONIA-1D) -0.37%	06/21/19	(52)	(1,114)	-
Distribuidora Internacional de Alimentacion SA	(EONIA-1D) -0.37%	06/21/19	(531)	(2,470)	-
EDP - Energias de Portugal SA	(EONIA-1D) -0.37%	06/21/19	(406)	(1,509)	-
Elior Group SA	(EONIA-1D) -0.37%	06/21/19	(53)	(1,084)	-
Elisa OYJ	(EONIA-1D) -0.37%	06/21/19	(29)	(1,287)	-
Enagas SA	(EONIA-1D) -0.37%	06/21/19	(38)	(1,108)	-
Engie SA	(EONIA-1D) -0.37%	06/21/19	(163)	(2,865)	-
Eni SpA	(EONIA-1D) -0.37%	06/21/19	(65)	(1,272)	-
Essilor International Cie Generale d'Optique SA	(EONIA-1D) -0.37%	06/21/19	(19)	(2,595)	-
Euronav NV	(EONIA-1D) -0.37%	06/21/19	(146)	(1,185)	-
Eutelsat Communications SA	(EONIA-1D) -0.37%	06/21/19	(118)	(2,558)	-
Ferrovial SA	(EONIA-1D) -0.37%	06/21/19	(56)	(1,200)	-
Fresenius Medical Care AG & Co KGaA	(EONIA-1D) -0.37%	06/21/19	(1)	(102)	-
Fresenius SE & Co KGaA	(EONIA-1D) -0.37%	06/21/19	(13)	(995)	-
GEA Group AG	(EONIA-1D) -0.37%	06/21/19	(35)	(1,371)	-
Gerresheimer AG	(EONIA-1D) -0.37%	06/21/19	(15)	(1,225)	-
Gestamp Automocion SA	(EONIA-1D) -0.37%	06/21/19	(243)	(1,982)	-
Getlink	(EONIA-1D) -0.37%	06/21/19	(122)	(1,723)	-
Glanbia PLC	(EONIA-1D) -0.37%	06/21/19	(68)	(1,150)	-
Iliad SA	(EONIA-1D) -0.37%	06/21/19	(25)	(5,013)	-
IMMOFINANZ AG	(EONIA-1D) -0.37%	06/21/19	(1,041)	(2,734)	-
Indra Sistemas SA	(EONIA-1D) -0.37%	06/21/19	(177)	(2,455)	-
Industria de Diseno Textil SA	(EONIA-1D) -0.37%	06/21/19	(64)	(1,993)	-
Ingenico Group SA	(EONIA-1D) -0.37%	06/21/19	(37)	(3,237)	-
Innogy SE	(EONIA-1D) -0.37%	06/21/19	(60)	(2,648)	-
JCDecaux SA	(EONIA-1D) -0.37%	06/21/19	(31)	(1,109)	-
Kemira OYJ	(EONIA-1D) -0.37%	06/21/19	(127)	(1,706)	-
Kloeckner & Co SE	(EONIA-1D) -0.37%	06/21/19	(133)	(1,623)	-
Koninklijke Ahold Delhaize NV	(EONIA-1D) -0.37%	06/21/19	(67)	(1,619)	-
Koninklijke KPN NV	(EONIA-1D) -0.37%	06/21/19	(1,730)	(5,386)	-
Koninklijke Vopak NV	(EONIA-1D) -0.37%	06/21/19	(44)	(2,174)	-
Korian SA	(EONIA-1D) -0.37%	06/21/19	(62)	(2,172)	-
LCI Industries	(EONIA-1D) -0.37%	10/03/19	(18)	(1,715)	-
Leonardo SpA	(EONIA-1D) -0.37%	06/21/19	(92)	(1,068)	-
LSC Communications Inc	(EONIA-1D) -0.37%	10/03/19	(119)	(2,080)	-
MAN SE	(EONIA-1D) -0.37%	06/21/19	(31)	(3,577)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Mediaset Espana Comunicacion SA	(EONIA-1D) -0.37%	06/21/19	(136)	(1,307)	-
Mediaset SpA	(EONIA-1D) -0.37%	06/21/19	(356)	(1,417)	-
Melia Hotels International SA	(EONIA-1D) -0.37%	06/21/19	(71)	(1,059)	-
Mercialys SA	(EONIA-1D) -0.37%	06/21/19	(124)	(2,375)	-
Merck KGaA	(EONIA-1D) -0.37%	06/21/19	(74)	(7,262)	-
METRO AG	(EONIA-1D) -0.37%	06/21/19	(152)	(2,207)	-
Metso OYJ	(EONIA-1D) -0.37%	06/21/19	(29)	(1,037)	-
Neinor Homes SA	(EONIA-1D) -0.37%	06/21/19	(162)	(3,143)	-
Neopost SA	(EONIA-1D) -0.37%	06/21/19	(88)	(2,377)	-
Nexans SA	(EONIA-1D) -0.37%	06/21/19	(19)	(1,005)	-
Nokia OYJ	(EONIA-1D) -0.37%	06/21/19	(704)	(4,234)	-
North West Co Inc/The	(EONIA-1D) -0.37%	10/03/19	(56)	(1,206)	-
NOS SGPS SA	(EONIA-1D) -0.37%	06/21/19	(392)	(2,333)	-
Nyrstar NV	(EONIA-1D) -0.37%	06/21/19	(364)	(2,524)	-
Obrascon Huarte Lain SA	(EONIA-1D) -0.37%	06/21/19	(250)	(1,174)	-
OCI NV	(EONIA-1D) -0.37%	06/21/19	(66)	(1,572)	-
Ontex Group NV	(EONIA-1D) -0.37%	06/21/19	(72)	(1,851)	-
Orange SA	(EONIA-1D) -0.37%	06/21/19	(213)	(3,890)	-
Orion Oyj	(EONIA-1D) -0.37%	06/21/19	(216)	(6,571)	-
PostNL NV	(EONIA-1D) -0.37%	06/21/19	(291)	(1,132)	-
ProSiebenSat.1 Media SE	(EONIA-1D) -0.37%	06/21/19	(104)	(3,782)	-
Proximus SADP	(EONIA-1D) -0.37%	06/21/19	(120)	(3,687)	-
Publicis Groupe SA	(EONIA-1D) -0.37%	06/21/19	(39)	(2,921)	-
Pure Storage Inc	(EONIA-1D) -0.37%	10/03/19	(52)	(1,052)	-
Red Electrica Corp SA	(EONIA-1D) -0.37%	06/21/19	(50)	(1,044)	-
Rexel SA	(EONIA-1D) -0.37%	06/21/19	(93)	(1,444)	-
Rocket Internet SE	(EONIA-1D) -0.37%	06/21/19	(103)	(3,022)	-
RTL Group SA	(EONIA-1D) -0.37%	06/21/19	(38)	(3,133)	-
RWE AG	(EONIA-1D) -0.37%	06/21/19	(59)	(1,417)	-
Sacyr SA	(EONIA-1D) -0.37%	06/21/19	(532)	(1,534)	-
Saipem SpA	(EONIA-1D) -0.37%	06/21/19	(901)	(3,455)	-
Salini Impregilo SpA	(EONIA-1D) -0.37%	06/21/19	(502)	(1,440)	-
Sanofi	(EONIA-1D) -0.37%	06/21/19	(112)	(8,903)	-
Seritage Growth Properties	(EONIA-1D) -0.37%	10/03/19	(31)	(1,103)	-
Siemens Gamesa Renewable Energy SA	(EONIA-1D) -0.37%	06/21/19	(75)	(1,293)	-
Societe BIC SA	(EONIA-1D) -0.37%	06/21/19	(46)	(4,693)	-
Suez	(EONIA-1D) -0.37%	06/21/19	(174)	(2,514)	-
Tarkett SA	(EONIA-1D) -0.37%	06/21/19	(28)	(828)	-
Technicolor SA	(EONIA-1D) -0.37%	06/21/19	(1,584)	(2,597)	-
Telefonica Deutschland Holding AG	(EONIA-1D) -0.37%	06/21/19	(1,144)	(5,475)	-
Telefonica SA	(EONIA-1D) -0.37%	06/21/19	(650)	(6,623)	-
Telenet Group Holding NV	(EONIA-1D) -0.37%	06/21/19	(53)	(3,110)	-
Tenaris SA	(EONIA-1D) -0.37%	06/21/19	(68)	(1,279)	-
Tieto OYJ	(EONIA-1D) -0.37%	06/21/19	(34)	(1,222)	-
TomTom NV	(EONIA-1D) -0.37%	06/21/19	(99)	(979)	-
UCB SA	(EONIA-1D) -0.37%	06/21/19	(102)	(7,734)	-
Unione di Banche Italiane SpA	(EONIA-1D) -0.37%	06/21/19	(226)	(1,167)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
VEREIT Inc	(EONIA-1D) -0.37%	10/03/19	(1,671)	(11,363)	-
Vienna Insurance Group AG	(EONIA-1D) -0.37%	06/21/19	(76)	(2,477)	-
Welltower Inc	(EONIA-1D) -0.37%	10/03/19	(322)	(17,208)	-
Wereldhave NV	(EONIA-1D) -0.37%	06/21/19	(123)	(4,949)	-
YIT OYJ	(EONIA-1D) -0.37%	06/21/19	(186)	(1,254)	-
Zardoya Otis SA	(EONIA-1D) -0.37%	06/21/19	(232)	(2,374)	-
Auto Trader Group PLC	(FEDEF-1D) 0.45%	10/03/19	(1,007)	(4,896)	-
Lexicon Pharmaceuticals Inc	(FEDEF-1D) 1.68%	10/03/19	(124)	(1,023)	-
A10 Networks Inc	(FEDEF-1D) 1.70%	10/03/19	(186)	(1,135)	-
Aaron's Inc	(FEDEF-1D) 1.70%	10/03/19	(104)	(4,344)	-
Abaxis Inc	(FEDEF-1D) 1.70%	10/03/19	(4)	(266)	-
Abbott Laboratories	(FEDEF-1D) 1.70%	10/03/19	(112)	(6,511)	-
AbbVie Inc	(FEDEF-1D) 1.70%	10/03/19	(101)	(9,752)	-
Abercrombie & Fitch Co	(FEDEF-1D) 1.70%	10/03/19	(22)	(564)	-
ABM Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(287)	(8,934)	-
Acadia Healthcare Co Inc	(FEDEF-1D) 1.70%	10/03/19	(174)	(6,191)	-
Accuray Inc	(FEDEF-1D) 1.70%	10/03/19	(296)	(1,480)	-
Aceto Corp	(FEDEF-1D) 1.70%	10/03/19	(366)	(922)	-
Achillion Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(403)	(1,519)	-
ACI Worldwide Inc	(FEDEF-1D) 1.70%	10/03/19	(56)	(1,302)	-
Aclaris Therapeutics Inc	(FEDEF-1D) 1.70%	10/03/19	(57)	(1,012)	-
Acorda Therapeutics Inc	(FEDEF-1D) 1.70%	10/03/19	(43)	(993)	-
Actuant Corp	(FEDEF-1D) 1.70%	10/03/19	(97)	(2,284)	-
Acuity Brands Inc	(FEDEF-1D) 1.70%	10/03/19	(203)	(24,313)	-
Acxiom Corp	(FEDEF-1D) 1.70%	10/03/19	(37)	(961)	-
ADTRAN Inc	(FEDEF-1D) 1.70%	10/03/19	(174)	(2,549)	-
Aduro Biotech Inc	(FEDEF-1D) 1.70%	10/03/19	(337)	(2,325)	-
Advance Auto Parts Inc	(FEDEF-1D) 1.70%	10/03/19	(22)	(2,518)	-
Advanced Drainage Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(65)	(1,638)	-
AECOM	(FEDEF-1D) 1.70%	10/03/19	(35)	(1,205)	-
Aegion Corp	(FEDEF-1D) 1.70%	10/03/19	(43)	(976)	-
Aflac Inc	(FEDEF-1D) 1.70%	10/03/19	(333)	(15,175)	-
Akamai Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(18)	(1,290)	-
Alaska Air Group Inc	(FEDEF-1D) 1.70%	10/03/19	(229)	(14,869)	-
Albemarle Corp	(FEDEF-1D) 1.70%	10/03/19	(98)	(9,502)	-
Alder Biopharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(89)	(1,264)	-
Alexander & Baldwin Inc	(FEDEF-1D) 1.70%	10/03/19	(188)	(4,305)	-
Alexandria Real Estate Equities Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(4,734)	-
Alexion Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(194)	(22,820)	-
Alkermes PLC	(FEDEF-1D) 1.70%	10/03/19	(413)	(18,284)	-
Allegiant Travel Co	(FEDEF-1D) 1.70%	10/03/19	(11)	(1,763)	-
Allergan PLC	(FEDEF-1D) 1.70%	10/03/19	(161)	(24,738)	-
ALLETE Inc	(FEDEF-1D) 1.70%	10/03/19	(102)	(7,794)	-
Alliance Data Systems Corp	(FEDEF-1D) 1.70%	10/03/19	(7)	(1,421)	-
Alliant Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(213)	(9,148)	-
Allscripts Healthcare Solutions Inc	(FEDEF-1D) 1.70%	10/03/19	(109)	(1,267)	-
Alnylam Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(190)	(17,961)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Altice NV	(FEDEF-1D) 1.70%	10/03/19	(254)	(2,436)	-
Altria Group Inc	(FEDEF-1D) 1.70%	10/03/19	(199)	(11,166)	-
AMAG Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(105)	(2,158)	-
Ambac Financial Group Inc	(FEDEF-1D) 1.70%	10/03/19	(165)	(2,810)	-
Ambarella Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(47)	-
AMC Networks Inc	(FEDEF-1D) 1.70%	10/03/19	(22)	(1,144)	-
Ameren Corp	(FEDEF-1D) 1.70%	10/03/19	(253)	(14,831)	-
American Assets Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(35)	(1,175)	-
American Campus Communities Inc	(FEDEF-1D) 1.70%	10/03/19	(27)	(1,056)	-
American International Group Inc	(FEDEF-1D) 1.70%	10/03/19	(120)	(6,720)	-
American National Insurance Co	(FEDEF-1D) 1.70%	10/03/19	(20)	(2,413)	-
American Outdoor Brands Corp	(FEDEF-1D) 1.70%	10/03/19	(102)	(1,122)	-
American Railcar Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(29)	(1,101)	-
AMETEK Inc	(FEDEF-1D) 1.70%	10/03/19	(351)	(24,500)	-
Amgen Inc	(FEDEF-1D) 1.70%	10/03/19	(119)	(20,763)	-
Anadarko Petroleum Corp	(FEDEF-1D) 1.70%	10/03/19	(14)	(942)	-
Andersons Inc/The	(FEDEF-1D) 1.70%	10/03/19	(31)	(1,012)	-
AngioDynamics Inc	(FEDEF-1D) 1.70%	10/03/19	(58)	(1,124)	-
Anheuser-Busch InBev SA/NV	(FEDEF-1D) 1.70%	10/03/19	(48)	(4,797)	-
Antero Midstream GP LP	(FEDEF-1D) 1.70%	10/03/19	(49)	(844)	-
Antero Resources Corp	(FEDEF-1D) 1.70%	10/03/19	(55)	(1,045)	-
AO Smith Corp	(FEDEF-1D) 1.70%	10/03/19	(85)	(5,215)	-
Apache Corp	(FEDEF-1D) 1.70%	10/03/19	(40)	(1,638)	-
Apogee Enterprises Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(1,069)	-
Apple Hospitality REIT Inc	(FEDEF-1D) 1.70%	10/03/19	(56)	(1,007)	-
Applied Industrial Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(107)	(6,843)	-
AptarGroup Inc	(FEDEF-1D) 1.70%	10/03/19	(101)	(9,444)	-
Archer-Daniels-Midland Co	(FEDEF-1D) 1.70%	10/03/19	(124)	(5,627)	-
Arlington Asset Investment Corp	(FEDEF-1D) 1.70%	10/03/19	(225)	(2,574)	-
Armstrong World Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(17)	(952)	-
ARRIS International PLC	(FEDEF-1D) 1.70%	10/03/19	(95)	(2,565)	-
Artisan Partners Asset Management Inc	(FEDEF-1D) 1.70%	10/03/19	(34)	(1,093)	-
Ascena Retail Group Inc	(FEDEF-1D) 1.70%	10/03/19	(509)	(1,130)	-
Aspen Insurance Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(71)	(3,014)	-
Assurant Inc	(FEDEF-1D) 1.70%	10/03/19	(237)	(21,998)	-
Astronics Corp	(FEDEF-1D) 1.70%	10/03/19	(26)	(951)	-
AT&T Inc	(FEDEF-1D) 1.70%	10/03/19	(1,724)	(56,375)	-
Atara Biotherapeutics Inc	(FEDEF-1D) 1.70%	10/03/19	(7)	(282)	-
Atkore International Group Inc	(FEDEF-1D) 1.70%	10/03/19	(64)	(1,137)	-
ATN International Inc	(FEDEF-1D) 1.70%	10/03/19	(25)	(1,325)	-
AutoNation Inc	(FEDEF-1D) 1.70%	10/03/19	(24)	(1,109)	-
AutoZone Inc	(FEDEF-1D) 1.70%	10/03/19	(2)	(1,249)	-
Avis Budget Group Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(49)	-
Avnet Inc	(FEDEF-1D) 1.70%	10/03/19	(62)	(2,432)	-
Avon Products Inc	(FEDEF-1D) 1.70%	10/03/19	(993)	(2,512)	-
Axalta Coating Systems Ltd	(FEDEF-1D) 1.70%	10/03/19	(36)	(1,112)	-
Axis Capital Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(49)	(2,876)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
AZZ Inc	(FEDEF-1D) 1.70%	10/03/19	(49)	(2,183)	-
B&G Foods Inc	(FEDEF-1D) 1.70%	10/03/19	(213)	(4,846)	-
Banco BPM SpA	(FEDEF-1D) 1.70%	10/03/19	(333)	(1,214)	-
BancorpSouth Bank	(FEDEF-1D) 1.70%	10/03/19	(299)	(9,882)	-
Bank of America Corp	(FEDEF-1D) 1.70%	10/03/19	(469)	(14,032)	-
Bank of Hawaii Corp	(FEDEF-1D) 1.70%	10/03/19	(99)	(8,337)	-
Bank of New York Mellon Corp/The	(FEDEF-1D) 1.70%	10/03/19	(84)	(4,579)	-
BankUnited Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(1,030)	-
Barnes & Noble Inc	(FEDEF-1D) 1.70%	10/03/19	(250)	(1,388)	-
Basic Energy Services Inc	(FEDEF-1D) 1.70%	10/03/19	(51)	(825)	-
Baxter International Inc	(FEDEF-1D) 1.70%	10/03/19	(107)	(7,437)	-
BB&T Corp	(FEDEF-1D) 1.70%	10/03/19	(305)	(16,104)	-
BCE Inc	(FEDEF-1D) 1.70%	10/03/19	(1,424)	(60,449)	-
Bed Bath & Beyond Inc	(FEDEF-1D) 1.70%	10/03/19	(342)	(5,971)	-
Bellicum Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(132)	(883)	-
Bemis Co Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(2,250)	-
Beneficial Bancorp Inc	(FEDEF-1D) 1.70%	10/03/19	(63)	(999)	-
Benefitfocus Inc	(FEDEF-1D) 1.70%	10/03/19	(86)	(2,597)	-
Berkshire Hathaway Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(5,037)	-
Biogen Inc	(FEDEF-1D) 1.70%	10/03/19	(77)	(21,067)	-
BioMarin Pharmaceutical Inc	(FEDEF-1D) 1.70%	10/03/19	(267)	(22,297)	-
Bio-Techne Corp	(FEDEF-1D) 1.70%	10/03/19	(68)	(10,262)	-
BJ's Restaurants Inc	(FEDEF-1D) 1.70%	10/03/19	(30)	(1,676)	-
Black Hills Corp	(FEDEF-1D) 1.70%	10/03/19	(20)	(1,134)	-
Black Knight Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(1,849)	-
Blackbaud Inc	(FEDEF-1D) 1.70%	10/03/19	(88)	(9,236)	-
Blackline Inc	(FEDEF-1D) 1.70%	10/03/19	(30)	(1,242)	-
Bloomin' Brands Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(1,230)	-
Bojangles' Inc	(FEDEF-1D) 1.70%	10/03/19	(210)	(3,098)	-
Borr Drilling Ltd	(FEDEF-1D) 1.70%	10/03/19	(319)	(1,473)	-
Boston Beer Co Inc/The	(FEDEF-1D) 1.70%	10/03/19	(7)	(1,569)	-
Boston Properties Inc	(FEDEF-1D) 1.70%	10/03/19	(84)	(10,198)	-
Bottomline Technologies de Inc	(FEDEF-1D) 1.70%	10/03/19	(5)	(198)	-
Boyd Gaming Corp	(FEDEF-1D) 1.70%	10/03/19	(172)	(5,712)	-
Braemar Hotels & Resorts Inc	(FEDEF-1D) 1.70%	10/03/19	(155)	(1,612)	-
Brighthouse Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(60)	(3,047)	-
BrightSphere Investment Group PLC	(FEDEF-1D) 1.70%	10/03/19	(81)	(1,229)	-
Brinker International Inc	(FEDEF-1D) 1.70%	10/03/19	(33)	(1,438)	-
Bristol-Myers Squibb Co	(FEDEF-1D) 1.70%	10/03/19	(332)	(17,307)	-
Brixmor Property Group Inc	(FEDEF-1D) 1.70%	10/03/19	(821)	(12,225)	-
Broadridge Financial Solutions Inc	(FEDEF-1D) 1.70%	10/03/19	(72)	(7,719)	-
Brookdale Senior Living Inc	(FEDEF-1D) 1.70%	10/03/19	(389)	(2,816)	-
Bunge Ltd	(FEDEF-1D) 1.70%	10/03/19	(19)	(1,372)	-
Cable One Inc	(FEDEF-1D) 1.70%	10/03/19	(8)	(5,081)	-
Cabot Oil & Gas Corp	(FEDEF-1D) 1.70%	10/03/19	(4)	(96)	-
Camden Property Trust	(FEDEF-1D) 1.70%	10/03/19	(183)	(15,628)	-
Campbell Soup Co	(FEDEF-1D) 1.70%	10/03/19	(48)	(1,957)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Canadian National Railway Co	(FEDEF-1D) 1.70%	10/03/19	(87)	(6,723)	-
Canadian Pacific Railway Ltd	(FEDEF-1D) 1.70%	10/03/19	(41)	(7,480)	-
Capital One Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(43)	(3,897)	-
Capital Senior Living Corp	(FEDEF-1D) 1.70%	10/03/19	(223)	(2,620)	-
Capitol Federal Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(94)	(1,172)	-
Capstead Mortgage Corp	(FEDEF-1D) 1.70%	10/03/19	(423)	(3,722)	-
Cardinal Health Inc	(FEDEF-1D) 1.70%	10/03/19	(47)	(3,016)	-
Cardtronics PLC	(FEDEF-1D) 1.70%	10/03/19	(164)	(4,305)	-
Carnival Corp	(FEDEF-1D) 1.70%	10/03/19	(290)	(18,287)	-
Carpenter Technology Corp	(FEDEF-1D) 1.70%	10/03/19	(1)	(53)	-
Cars.com Inc	(FEDEF-1D) 1.70%	10/03/19	(39)	(1,111)	-
Casey's General Stores Inc	(FEDEF-1D) 1.70%	10/03/19	(66)	(6,376)	-
Caterpillar Inc	(FEDEF-1D) 1.70%	10/03/19	(70)	(10,105)	-
Cathay General Bancorp	(FEDEF-1D) 1.70%	10/03/19	(267)	(10,683)	-
Cato Corp/The	(FEDEF-1D) 1.70%	10/03/19	(203)	(3,291)	-
CBL & Associates Properties Inc	(FEDEF-1D) 1.70%	10/03/19	(460)	(1,923)	-
Cboe Global Markets Inc	(FEDEF-1D) 1.70%	10/03/19	(65)	(6,941)	-
CBS Corp	(FEDEF-1D) 1.70%	10/03/19	(264)	(12,989)	-
Cedar Realty Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(508)	(1,976)	-
Celanese Corp	(FEDEF-1D) 1.70%	10/03/19	(67)	(7,281)	-
Celgene Corp	(FEDEF-1D) 1.70%	10/03/19	(305)	(26,566)	-
Celldex Therapeutics Inc	(FEDEF-1D) 1.70%	10/03/19	(837)	(619)	-
CenterPoint Energy Inc	(FEDEF-1D) 1.70%	10/03/19	(292)	(7,396)	-
CenturyLink Inc	(FEDEF-1D) 1.70%	10/03/19	(4,505)	(83,703)	-
Cerner Corp	(FEDEF-1D) 1.70%	10/03/19	(22)	(1,282)	-
Cerus Corp	(FEDEF-1D) 1.70%	10/03/19	(295)	(1,534)	-
CF Industries Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(123)	(4,772)	-
CH Robinson Worldwide Inc	(FEDEF-1D) 1.70%	10/03/19	(12)	(1,104)	-
Chart Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(57)	-
Charter Communications Inc	(FEDEF-1D) 1.70%	10/03/19	(70)	(18,990)	-
Cheesecake Factory Inc/The	(FEDEF-1D) 1.70%	10/03/19	(28)	(1,455)	-
Chemical Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(124)	(6,806)	-
Chesapeake Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(201)	(597)	-
Chevron Corp	(FEDEF-1D) 1.70%	10/03/19	(40)	(5,004)	-
Chico's FAS Inc	(FEDEF-1D) 1.70%	10/03/19	(175)	(1,738)	-
Chipotle Mexican Grill Inc	(FEDEF-1D) 1.70%	10/03/19	(7)	(2,963)	-
Chubb Ltd	(FEDEF-1D) 1.70%	10/03/19	(39)	(5,291)	-
Church & Dwight Co Inc	(FEDEF-1D) 1.70%	10/03/19	(130)	(6,006)	-
Chuy's Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(40)	(1,144)	-
Ciena Corp	(FEDEF-1D) 1.70%	10/03/19	(316)	(8,137)	-
Cimarex Energy Co	(FEDEF-1D) 1.70%	10/03/19	(46)	(4,627)	-
Cincinnati Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(200)	(14,068)	-
CIRCOR International Inc	(FEDEF-1D) 1.70%	10/03/19	(20)	(847)	-
CIT Group Inc	(FEDEF-1D) 1.70%	10/03/19	(29)	(1,536)	-
Citigroup Inc	(FEDEF-1D) 1.70%	10/03/19	(211)	(14,405)	-
Citizens Financial Group Inc	(FEDEF-1D) 1.70%	10/03/19	(352)	(14,604)	-
Clean Harbors Inc	(FEDEF-1D) 1.70%	10/03/19	(45)	(2,061)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Clearwater Paper Corp	(FEDEF-1D) 1.70%	10/03/19	(56)	(1,324)	-
CME Group Inc	(FEDEF-1D) 1.70%	10/03/19	(32)	(5,046)	-
Coherent Inc	(FEDEF-1D) 1.70%	10/03/19	(10)	(1,682)	-
Coherus Biosciences Inc	(FEDEF-1D) 1.70%	10/03/19	(117)	(1,416)	-
Colfax Corp	(FEDEF-1D) 1.70%	10/03/19	(59)	(1,830)	-
Collegium Pharmaceutical Inc	(FEDEF-1D) 1.70%	10/03/19	(2)	(47)	-
Colony NorthStar Inc	(FEDEF-1D) 1.70%	10/03/19	(1,286)	(7,857)	-
Columbia Banking System Inc	(FEDEF-1D) 1.70%	10/03/19	(151)	(6,072)	-
Columbia Property Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(119)	(2,542)	-
Comcast Corp	(FEDEF-1D) 1.70%	10/03/19	(418)	(13,121)	-
Comerica Inc	(FEDEF-1D) 1.70%	10/03/19	(61)	(5,769)	-
Community Bank System Inc	(FEDEF-1D) 1.70%	10/03/19	(216)	(12,150)	-
Community Health Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(213)	(805)	-
CommVault Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(24)	(1,679)	-
Compass Minerals International Inc	(FEDEF-1D) 1.70%	10/03/19	(50)	(3,365)	-
Computer Programs & Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(89)	(2,657)	-
Comtech Telecommunications Corp	(FEDEF-1D) 1.70%	10/03/19	(36)	(1,101)	-
Conagra Brands Inc	(FEDEF-1D) 1.70%	10/03/19	(298)	(11,047)	-
Concho Resources Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(8,175)	-
Conduent Inc	(FEDEF-1D) 1.70%	10/03/19	(92)	(1,790)	-
Consolidated Communications Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(110)	(1,243)	-
Consolidated Edison Inc	(FEDEF-1D) 1.70%	10/03/19	(176)	(14,103)	-
Convergys Corp	(FEDEF-1D) 1.70%	10/03/19	(107)	(2,500)	-
Core-Mark Holding Co Inc	(FEDEF-1D) 1.70%	10/03/19	(45)	(927)	-
Cornerstone OnDemand Inc	(FEDEF-1D) 1.70%	10/03/19	(42)	(1,853)	-
COSMO Pharmaceuticals NV	(FEDEF-1D) 1.70%	10/03/19	(21)	(3,078)	-
Costco Wholesale Corp	(FEDEF-1D) 1.70%	10/03/19	(38)	(7,492)	-
Cotiviti Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(36)	(1,243)	-
Coty Inc	(FEDEF-1D) 1.70%	10/03/19	(476)	(8,259)	-
Coupa Software Inc	(FEDEF-1D) 1.70%	10/03/19	(4)	(185)	-
Cousins Properties Inc	(FEDEF-1D) 1.70%	10/03/19	(1,729)	(15,371)	-
Covanta Holding Corp	(FEDEF-1D) 1.70%	10/03/19	(166)	(2,473)	-
Cowen Inc	(FEDEF-1D) 1.70%	10/03/19	(119)	(1,845)	-
Crane Co	(FEDEF-1D) 1.70%	10/03/19	(98)	(8,197)	-
Cray Inc	(FEDEF-1D) 1.70%	10/03/19	(63)	(1,503)	-
Crocs Inc	(FEDEF-1D) 1.70%	10/03/19	(3)	(47)	-
Crown Castle International Corp	(FEDEF-1D) 1.70%	10/03/19	(99)	(9,986)	-
Crown Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(20)	(997)	-
CSX Corp	(FEDEF-1D) 1.70%	10/03/19	(86)	(5,108)	-
Cubic Corp	(FEDEF-1D) 1.70%	10/03/19	(22)	(1,359)	-
Cullen/Frost Bankers Inc	(FEDEF-1D) 1.70%	10/03/19	(73)	(8,355)	-
Cummins Inc	(FEDEF-1D) 1.70%	10/03/19	(28)	(4,476)	-
Customers Bancorp Inc	(FEDEF-1D) 1.70%	10/03/19	(50)	(1,441)	-
CYS Investments Inc	(FEDEF-1D) 1.70%	10/03/19	(297)	(2,129)	-
Dana Inc	(FEDEF-1D) 1.70%	10/03/19	(161)	(3,821)	-
Danaher Corp	(FEDEF-1D) 1.70%	10/03/19	(81)	(8,126)	-
Daseke Inc	(FEDEF-1D) 1.70%	10/03/19	(129)	(1,068)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
DDR Corp	(FEDEF-1D) 1.70%	10/03/19	(451)	(3,270)	-
Dean Foods Co	(FEDEF-1D) 1.70%	10/03/19	(313)	(2,695)	-
Delphi Technologies PLC	(FEDEF-1D) 1.70%	10/03/19	(39)	(1,888)	-
Delta Air Lines Inc	(FEDEF-1D) 1.70%	10/03/19	(554)	(28,930)	-
Depomed Inc	(FEDEF-1D) 1.70%	10/03/19	(184)	(1,156)	-
Dermira Inc	(FEDEF-1D) 1.70%	10/03/19	(148)	(1,348)	-
Devon Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(29)	(1,054)	-
Dick's Sporting Goods Inc	(FEDEF-1D) 1.70%	10/03/19	(40)	(1,324)	-
Diebold Nixdorf Inc	(FEDEF-1D) 1.70%	10/03/19	(150)	(2,303)	-
Digital Realty Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(36)	(3,805)	-
Dillard's Inc	(FEDEF-1D) 1.70%	10/03/19	(18)	(1,342)	-
Dime Community Bancshares Inc	(FEDEF-1D) 1.70%	10/03/19	(53)	(1,047)	-
Dine Brands Global Inc	(FEDEF-1D) 1.70%	10/03/19	(29)	(2,301)	-
Diplomat Pharmacy Inc	(FEDEF-1D) 1.70%	10/03/19	(62)	(1,351)	-
Discover Financial Services	(FEDEF-1D) 1.70%	10/03/19	(87)	(6,199)	-
Discovery Inc	(FEDEF-1D) 1.70%	10/03/19	(1,776)	(42,002)	-
DISH Network Corp	(FEDEF-1D) 1.70%	10/03/19	(508)	(17,043)	-
Dollar Tree Inc	(FEDEF-1D) 1.70%	10/03/19	(58)	(5,562)	-
Dominion Energy Inc	(FEDEF-1D) 1.70%	10/03/19	(18)	(1,198)	-
Domtar Corp	(FEDEF-1D) 1.70%	10/03/19	(276)	(12,116)	-
Donaldson Co Inc	(FEDEF-1D) 1.70%	10/03/19	(180)	(7,967)	-
Douglas Emmett Inc	(FEDEF-1D) 1.70%	10/03/19	(190)	(7,081)	-
Dover Corp	(FEDEF-1D) 1.70%	10/03/19	(124)	(11,495)	-
DR Horton Inc	(FEDEF-1D) 1.70%	10/03/19	(95)	(4,193)	-
Dril-Quip Inc	(FEDEF-1D) 1.70%	10/03/19	(30)	(1,244)	-
DSW Inc	(FEDEF-1D) 1.70%	10/03/19	(63)	(1,405)	-
DTE Energy Co	(FEDEF-1D) 1.70%	10/03/19	(125)	(13,175)	-
Duke Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(434)	(34,789)	-
Duke Realty Corp	(FEDEF-1D) 1.70%	10/03/19	(570)	(15,447)	-
Dun & Bradstreet Corp/The	(FEDEF-1D) 1.70%	10/03/19	(117)	(13,491)	-
DXP Enterprises Inc/TX	(FEDEF-1D) 1.70%	10/03/19	(32)	(1,162)	-
E*TRADE Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(427)	(25,910)	-
Eastman Chemical Co	(FEDEF-1D) 1.70%	10/03/19	(88)	(8,983)	-
Eaton Corp PLC	(FEDEF-1D) 1.70%	10/03/19	(655)	(49,145)	-
eBay Inc	(FEDEF-1D) 1.70%	10/03/19	(68)	(2,576)	-
Echo Global Logistics Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(1,037)	-
ECN Capital Corp	(FEDEF-1D) 1.70%	10/03/19	(412)	(1,093)	-
Ecolab Inc	(FEDEF-1D) 1.70%	10/03/19	(68)	(9,844)	-
Edgewell Personal Care Co	(FEDEF-1D) 1.70%	10/03/19	(69)	(3,039)	-
Edison International	(FEDEF-1D) 1.70%	10/03/19	(152)	(9,959)	-
Education Realty Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(31)	(1,020)	-
El Paso Electric Co	(FEDEF-1D) 1.70%	10/03/19	(154)	(7,862)	-
El Pollo Loco Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(253)	(2,530)	-
Electronics For Imaging Inc	(FEDEF-1D) 1.70%	10/03/19	(72)	(1,994)	-
Eli Lilly & Co	(FEDEF-1D) 1.70%	10/03/19	(236)	(19,133)	-
Emerson Electric Co	(FEDEF-1D) 1.70%	10/03/19	(421)	(27,959)	-
Empire State Realty Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(59)	(1,028)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Enbridge Energy Management LLC	(FEDEF-1D) 1.70%	10/03/19	(118)	(1,154)	-
Encore Wire Corp	(FEDEF-1D) 1.70%	10/03/19	(24)	(1,264)	-
Endo International PLC	(FEDEF-1D) 1.70%	10/03/19	(3,308)	(18,955)	-
Endologix Inc	(FEDEF-1D) 1.70%	10/03/19	(248)	(1,069)	-
Endurance International Group Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(326)	(2,396)	-
Engility Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(39)	(991)	-
Ensco PLC	(FEDEF-1D) 1.70%	10/03/19	(211)	(1,192)	-
Envision Healthcare Corp	(FEDEF-1D) 1.70%	10/03/19	(607)	(22,562)	-
EOG Resources Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(6,145)	-
EQT Corp	(FEDEF-1D) 1.70%	10/03/19	(95)	(4,768)	-
Equifax Inc	(FEDEF-1D) 1.70%	10/03/19	(62)	(6,947)	-
Equity Residential	(FEDEF-1D) 1.70%	10/03/19	(150)	(9,257)	-
Essendant Inc	(FEDEF-1D) 1.70%	10/03/19	(399)	(2,969)	-
Essex Property Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(66)	(15,820)	-
Estee Lauder Cos Inc/The	(FEDEF-1D) 1.70%	10/03/19	(87)	(12,884)	-
Esterline Technologies Corp	(FEDEF-1D) 1.70%	10/03/19	(31)	(2,227)	-
Ethan Allen Interiors Inc	(FEDEF-1D) 1.70%	10/03/19	(45)	(992)	-
Europcar Groupe SA	(FEDEF-1D) 1.70%	10/03/19	(100)	(1,168)	-
Euskaltel SA	(FEDEF-1D) 1.70%	10/03/19	(444)	(4,131)	-
Everest Re Group Ltd	(FEDEF-1D) 1.70%	10/03/19	(16)	(3,723)	-
Eversource Energy	(FEDEF-1D) 1.70%	10/03/19	(409)	(24,642)	-
EVERTEC Inc	(FEDEF-1D) 1.70%	10/03/19	(165)	(3,011)	-
EW Scripps Co/The	(FEDEF-1D) 1.70%	10/03/19	(80)	(890)	-
Exelon Corp	(FEDEF-1D) 1.70%	10/03/19	(422)	(16,745)	-
Express Inc	(FEDEF-1D) 1.70%	10/03/19	(216)	(1,693)	-
Express Scripts Holding Co	(FEDEF-1D) 1.70%	10/03/19	(213)	(16,124)	-
Extra Space Storage Inc	(FEDEF-1D) 1.70%	10/03/19	(89)	(7,974)	-
FARO Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(20)	(1,010)	-
Fastenal Co	(FEDEF-1D) 1.70%	10/03/19	(28)	(1,400)	-
Federal Realty Investment Trust	(FEDEF-1D) 1.70%	10/03/19	(93)	(10,774)	-
Federated Investors Inc	(FEDEF-1D) 1.70%	10/03/19	(43)	(1,138)	-
Fidelity National Information Services Inc	(FEDEF-1D) 1.70%	10/03/19	(73)	(6,933)	-
Fiesta Restaurant Group Inc	(FEDEF-1D) 1.70%	10/03/19	(168)	(3,528)	-
Fifth Third Bancorp	(FEDEF-1D) 1.70%	10/03/19	(125)	(4,146)	-
Financial Engines Inc	(FEDEF-1D) 1.70%	10/03/19	(82)	(3,661)	-
Finisar Corp	(FEDEF-1D) 1.70%	10/03/19	(50)	(779)	-
FireEye Inc	(FEDEF-1D) 1.70%	10/03/19	(149)	(2,689)	-
First BanCorp/Puerto Rico	(FEDEF-1D) 1.70%	10/03/19	(221)	(1,596)	-
First Financial Bankshares Inc	(FEDEF-1D) 1.70%	10/03/19	(145)	(7,185)	-
First Hawaiian Inc	(FEDEF-1D) 1.70%	10/03/19	(81)	(2,232)	-
First Midwest Bancorp Inc/IL	(FEDEF-1D) 1.70%	10/03/19	(471)	(11,450)	-
FirstEnergy Corp	(FEDEF-1D) 1.70%	10/03/19	(348)	(11,971)	-
Fitbit Inc	(FEDEF-1D) 1.70%	10/03/19	(666)	(3,696)	-
Flow Traders	(FEDEF-1D) 1.70%	10/03/19	(59)	(2,287)	-
Flowserve Corp	(FEDEF-1D) 1.70%	10/03/19	(202)	(8,971)	-
Fluor Corp	(FEDEF-1D) 1.70%	10/03/19	(44)	(2,594)	-
FMC Corp	(FEDEF-1D) 1.70%	10/03/19	(119)	(9,488)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
FNB Corp/PA	(FEDEF-1D) 1.70%	10/03/19	(862)	(11,206)	-
Foot Locker Inc	(FEDEF-1D) 1.70%	10/03/19	(393)	(16,930)	-
Ford Motor Co	(FEDEF-1D) 1.70%	10/03/19	(1,954)	(21,963)	-
Fortive Corp	(FEDEF-1D) 1.70%	10/03/19	(148)	(10,406)	-
Fossil Group Inc	(FEDEF-1D) 1.70%	10/03/19	(159)	(2,377)	-
Franklin Electric Co Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(41)	-
Franklin Resources Inc	(FEDEF-1D) 1.70%	10/03/19	(223)	(7,502)	-
Franklin Street Properties Corp	(FEDEF-1D) 1.70%	10/03/19	(146)	(1,136)	-
Frank's International NV	(FEDEF-1D) 1.70%	10/03/19	(340)	(2,377)	-
Front Yard Residential Corp	(FEDEF-1D) 1.70%	10/03/19	(120)	(1,178)	-
FTD Cos Inc	(FEDEF-1D) 1.70%	10/03/19	(404)	(2,602)	-
FTI Consulting Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(2,219)	-
Galenica AG	(FEDEF-1D) 1.70%	10/03/19	(78)	(4,216)	-
GameStop Corp	(FEDEF-1D) 1.70%	10/03/19	(145)	(1,979)	-
Gannett Co Inc	(FEDEF-1D) 1.70%	10/03/19	(126)	(1,218)	-
Gap Inc/The	(FEDEF-1D) 1.70%	10/03/19	(29)	(848)	-
Gartner Inc	(FEDEF-1D) 1.70%	10/03/19	(78)	(9,461)	-
Generac Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(45)	-
General Electric Co	(FEDEF-1D) 1.70%	10/03/19	(284)	(3,996)	-
General Mills Inc	(FEDEF-1D) 1.70%	10/03/19	(44)	(1,925)	-
General Motors Co	(FEDEF-1D) 1.70%	10/03/19	(37)	(1,359)	-
Genesco Inc	(FEDEF-1D) 1.70%	10/03/19	(47)	(2,009)	-
Genesee & Wyoming Inc	(FEDEF-1D) 1.70%	10/03/19	(208)	(14,810)	-
Genuine Parts Co	(FEDEF-1D) 1.70%	10/03/19	(14)	(1,236)	-
GGP Inc	(FEDEF-1D) 1.70%	10/03/19	(211)	(4,218)	-
G-III Apparel Group Ltd	(FEDEF-1D) 1.70%	10/03/19	(1)	(36)	-
Gilead Sciences Inc	(FEDEF-1D) 1.70%	10/03/19	(511)	(36,910)	-
Global Net Lease Inc	(FEDEF-1D) 1.70%	10/03/19	(153)	(2,847)	-
Global Payments Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(4,296)	-
Globus Medical Inc	(FEDEF-1D) 1.70%	10/03/19	(176)	(9,009)	-
Goldman Sachs Group Inc/The	(FEDEF-1D) 1.70%	10/03/19	(63)	(15,015)	-
Goodyear Tire & Rubber Co/The	(FEDEF-1D) 1.70%	10/03/19	(447)	(11,224)	-
Government Properties Income Trust	(FEDEF-1D) 1.70%	10/03/19	(75)	(937)	-
Granite Construction Inc	(FEDEF-1D) 1.70%	10/03/19	(85)	(4,452)	-
Granite Point Mortgage Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(410)	(6,822)	-
Greenhill & Co Inc	(FEDEF-1D) 1.70%	10/03/19	(190)	(3,857)	-
Greenlight Capital Re Ltd	(FEDEF-1D) 1.70%	10/03/19	(325)	(5,038)	-
Guess? Inc	(FEDEF-1D) 1.70%	10/03/19	(54)	(1,258)	-
Gulfport Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(196)	(1,823)	-
H&R Block Inc	(FEDEF-1D) 1.70%	10/03/19	(51)	(1,410)	-
Habit Restaurants Inc/The	(FEDEF-1D) 1.70%	10/03/19	(393)	(3,969)	-
Hanesbrands Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(960)	-
Hartford Financial Services Group Inc/The	(FEDEF-1D) 1.70%	10/03/19	(55)	(2,961)	-
Haynes International Inc	(FEDEF-1D) 1.70%	10/03/19	(19)	(794)	-
HCI Group Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(1,592)	-
HCP Inc	(FEDEF-1D) 1.70%	10/03/19	(794)	(18,548)	-
HD Supply Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(39)	(1,510)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
HealthStream Inc	(FEDEF-1D) 1.70%	10/03/19	(53)	(1,229)	-
Heartland Express Inc	(FEDEF-1D) 1.70%	10/03/19	(70)	(1,248)	-
Helmerich & Payne Inc	(FEDEF-1D) 1.70%	10/03/19	(97)	(6,746)	-
Herc Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(16)	(842)	-
Heritage Insurance Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(86)	(1,350)	-
Herman Miller Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(31)	-
Hertz Global Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(48)	(1,051)	-
Hibbett Sports Inc	(FEDEF-1D) 1.70%	10/03/19	(54)	(1,469)	-
Highwoods Properties Inc	(FEDEF-1D) 1.70%	10/03/19	(180)	(7,924)	-
Hillenbrand Inc	(FEDEF-1D) 1.70%	10/03/19	(203)	(9,409)	-
Hilltop Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(45)	(1,009)	-
HMS Holdings Corp	(FEDEF-1D) 1.70%	10/03/19	(66)	(1,189)	-
HNI Corp	(FEDEF-1D) 1.70%	10/03/19	(33)	(1,102)	-
Home BancShares Inc/AR	(FEDEF-1D) 1.70%	10/03/19	(417)	(9,691)	-
HomeStreet Inc	(FEDEF-1D) 1.70%	10/03/19	(34)	(867)	-
Houghton Mifflin Harcourt Co	(FEDEF-1D) 1.70%	10/03/19	(415)	(2,822)	-
Hub Group Inc	(FEDEF-1D) 1.70%	10/03/19	(33)	(1,450)	-
Hubbell Inc	(FEDEF-1D) 1.70%	10/03/19	(237)	(24,615)	-
Huntington Bancshares Inc/OH	(FEDEF-1D) 1.70%	10/03/19	(979)	(14,597)	-
Huron Consulting Group Inc	(FEDEF-1D) 1.70%	10/03/19	(115)	(4,307)	-
Hydro One Ltd	(FEDEF-1D) 1.70%	10/03/19	(456)	(7,253)	-
Hyster-Yale Materials Handling Inc	(FEDEF-1D) 1.70%	10/03/19	(12)	(854)	-
II-VI Inc	(FEDEF-1D) 1.70%	10/03/19	(151)	(5,753)	-
IMAX Corp	(FEDEF-1D) 1.70%	10/03/19	(88)	(2,042)	-
Imperva Inc	(FEDEF-1D) 1.70%	10/03/19	(36)	(1,611)	-
Incyte Corp	(FEDEF-1D) 1.70%	10/03/19	(284)	(17,591)	-
Infinera Corp	(FEDEF-1D) 1.70%	10/03/19	(207)	(2,426)	-
InfraREIT Inc	(FEDEF-1D) 1.70%	10/03/19	(62)	(1,321)	-
Ingersoll-Rand PLC	(FEDEF-1D) 1.70%	10/03/19	(134)	(11,241)	-
Ingles Markets Inc	(FEDEF-1D) 1.70%	10/03/19	(29)	(993)	-
Innophos Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(27)	(1,117)	-
Innoviva Inc	(FEDEF-1D) 1.70%	10/03/19	(73)	(1,059)	-
Inovalon Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(127)	(1,340)	-
Inovio Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(234)	(1,027)	-
Intercept Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(16)	(1,088)	-
International Business Machines Corp	(FEDEF-1D) 1.70%	10/03/19	(26)	(3,769)	-
International Flavors & Fragrances Inc	(FEDEF-1D) 1.70%	10/03/19	(147)	(20,765)	-
International Paper Co	(FEDEF-1D) 1.70%	10/03/19	(205)	(10,570)	-
Interpublic Group of Cos Inc/The	(FEDEF-1D) 1.70%	10/03/19	(1,053)	(24,840)	-
Intrexon Corp	(FEDEF-1D) 1.70%	10/03/19	(99)	(1,800)	-
Invacare Corp	(FEDEF-1D) 1.70%	10/03/19	(55)	(1,001)	-
Invesco Ltd	(FEDEF-1D) 1.70%	10/03/19	(526)	(15,238)	-
Investment Technology Group Inc	(FEDEF-1D) 1.70%	10/03/19	(66)	(1,335)	-
Investors Real Estate Trust	(FEDEF-1D) 1.70%	10/03/19	(208)	(1,109)	-
Invitae Corp	(FEDEF-1D) 1.70%	10/03/19	(158)	(874)	-
Invitation Homes Inc	(FEDEF-1D) 1.70%	10/03/19	(49)	(1,134)	-
iRobot Corp	(FEDEF-1D) 1.70%	10/03/19	(41)	(2,393)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Iron Mountain Inc	(FEDEF-1D) 1.70%	10/03/19	(214)	(7,263)	-
iStar Inc	(FEDEF-1D) 1.70%	10/03/19	(109)	(1,105)	-
ITT Inc	(FEDEF-1D) 1.70%	10/03/19	(202)	(9,876)	-
IWG PLC	(FEDEF-1D) 1.70%	10/03/19	(857)	(2,925)	-
j2 Global Inc	(FEDEF-1D) 1.70%	10/03/19	(109)	(8,652)	-
Jabil Inc	(FEDEF-1D) 1.70%	10/03/19	(289)	(7,687)	-
Jack Henry & Associates Inc	(FEDEF-1D) 1.70%	10/03/19	(39)	(4,660)	-
Jacobs Engineering Group Inc	(FEDEF-1D) 1.70%	10/03/19	(276)	(16,033)	-
James River Group Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(29)	(1,053)	-
JB Hunt Transport Services Inc	(FEDEF-1D) 1.70%	10/03/19	(59)	(6,928)	-
JBG SMITH Properties	(FEDEF-1D) 1.70%	10/03/19	(319)	(11,762)	-
JC Penney Co Inc	(FEDEF-1D) 1.70%	10/03/19	(552)	(1,606)	-
JetBlue Airways Corp	(FEDEF-1D) 1.70%	10/03/19	(713)	(13,682)	-
JM Smucker Co/The	(FEDEF-1D) 1.70%	10/03/19	(11)	(1,255)	-
John Bean Technologies Corp	(FEDEF-1D) 1.70%	10/03/19	(72)	(7,758)	-
Johnson & Johnson	(FEDEF-1D) 1.70%	10/03/19	(129)	(16,317)	-
Johnson Controls International plc	(FEDEF-1D) 1.70%	10/03/19	(53)	(1,795)	-
JPMorgan Chase & Co	(FEDEF-1D) 1.70%	10/03/19	(119)	(12,945)	-
Kansas City Southern	(FEDEF-1D) 1.70%	10/03/19	(75)	(7,997)	-
KapStone Paper and Packaging Corp	(FEDEF-1D) 1.70%	10/03/19	(503)	(17,313)	-
KBR Inc	(FEDEF-1D) 1.70%	10/03/19	(523)	(8,729)	-
Kearny Financial Corp/MD	(FEDEF-1D) 1.70%	10/03/19	(177)	(2,487)	-
Kellogg Co	(FEDEF-1D) 1.70%	10/03/19	(34)	(2,003)	-
Kennametal Inc	(FEDEF-1D) 1.70%	10/03/19	(126)	(4,593)	-
Kennedy-Wilson Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(81)	(1,535)	-
KeyCorp	(FEDEF-1D) 1.70%	10/03/19	(1,054)	(20,996)	-
KeyW Holding Corp/The	(FEDEF-1D) 1.70%	10/03/19	(159)	(1,231)	-
Kimco Realty Corp	(FEDEF-1D) 1.70%	10/03/19	(1,889)	(27,409)	-
Kinder Morgan Inc/DE	(FEDEF-1D) 1.70%	10/03/19	(729)	(11,533)	-
Kite Realty Group Trust	(FEDEF-1D) 1.70%	10/03/19	(156)	(2,296)	-
Knoll Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(992)	-
Knowles Corp	(FEDEF-1D) 1.70%	10/03/19	(165)	(2,112)	-
Kohl's Corp	(FEDEF-1D) 1.70%	10/03/19	(310)	(19,257)	-
Kraft Heinz Co/The	(FEDEF-1D) 1.70%	10/03/19	(57)	(3,214)	-
Kyushu Financial Group Inc	(FEDEF-1D) 1.70%	10/03/19	(933)	(4,587)	-
L Brands Inc	(FEDEF-1D) 1.70%	10/03/19	(30)	(1,047)	-
Ladder Capital Corp	(FEDEF-1D) 1.70%	10/03/19	(85)	(1,182)	-
Land Securities Group PLC	(FEDEF-1D) 1.70%	10/03/19	(1,451)	(19,754)	-
Lattice Semiconductor Corp	(FEDEF-1D) 1.70%	10/03/19	(247)	(1,339)	-
Laureate Education Inc	(FEDEF-1D) 1.70%	10/03/19	(110)	(1,553)	-
Legg Mason Inc	(FEDEF-1D) 1.70%	10/03/19	(33)	(1,310)	-
Leidos Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(80)	(5,138)	-
LendingClub Corp	(FEDEF-1D) 1.70%	10/03/19	(624)	(1,679)	-
Lennar Corp	(FEDEF-1D) 1.70%	10/03/19	(210)	(11,107)	-
Leucadia National Corp	(FEDEF-1D) 1.70%	10/03/19	(733)	(17,621)	-
Liberty Expedia Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(55)	(2,244)	-
Liberty TripAdvisor Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(195)	(1,794)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Life Storage Inc	(FEDEF-1D) 1.70%	10/03/19	(91)	(8,048)	-
Lincoln Electric Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(56)	(4,641)	-
Lincoln National Corp	(FEDEF-1D) 1.70%	10/03/19	(64)	(4,521)	-
Lindsay Corp	(FEDEF-1D) 1.70%	10/03/19	(12)	(1,054)	-
Lions Gate Entertainment Corp	(FEDEF-1D) 1.70%	10/03/19	(37)	(921)	-
Littelfuse Inc	(FEDEF-1D) 1.70%	10/03/19	(35)	(6,542)	-
LivaNova PLC	(FEDEF-1D) 1.70%	10/03/19	(116)	(10,298)	-
LKQ Corp	(FEDEF-1D) 1.70%	10/03/19	(173)	(5,366)	-
Loews Corp	(FEDEF-1D) 1.70%	10/03/19	(334)	(17,522)	-
Luminex Corp	(FEDEF-1D) 1.70%	10/03/19	(69)	(1,473)	-
LyondellBasell Industries NV	(FEDEF-1D) 1.70%	10/03/19	(89)	(9,410)	-
M&T Bank Corp	(FEDEF-1D) 1.70%	10/03/19	(30)	(5,468)	-
Macerich Co/The	(FEDEF-1D) 1.70%	10/03/19	(51)	(2,939)	-
Mack-Cali Realty Corp	(FEDEF-1D) 1.70%	10/03/19	(63)	(1,082)	-
MACOM Technology Solutions Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(44)	(731)	-
Macquarie Infrastructure Corp	(FEDEF-1D) 1.70%	10/03/19	(70)	(2,653)	-
MacroGenics Inc	(FEDEF-1D) 1.70%	10/03/19	(61)	(1,407)	-
Macy's Inc	(FEDEF-1D) 1.70%	10/03/19	(708)	(21,998)	-
Maiden Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(329)	(2,517)	-
Mallinckrodt PLC	(FEDEF-1D) 1.70%	10/03/19	(1,312)	(17,056)	-
Manhattan Associates Inc	(FEDEF-1D) 1.70%	10/03/19	(21)	(904)	-
Marathon Oil Corp	(FEDEF-1D) 1.70%	10/03/19	(22)	(402)	-
Masonite International Corp	(FEDEF-1D) 1.70%	10/03/19	(21)	(1,275)	-
Matson Inc	(FEDEF-1D) 1.70%	10/03/19	(43)	(1,257)	-
Mattel Inc	(FEDEF-1D) 1.70%	10/03/19	(142)	(2,102)	-
Matthews International Corp	(FEDEF-1D) 1.70%	10/03/19	(27)	(1,327)	-
MAXIMUS Inc	(FEDEF-1D) 1.70%	10/03/19	(128)	(8,657)	-
MB Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(156)	(6,649)	-
McCormick & Co Inc/MD	(FEDEF-1D) 1.70%	10/03/19	(135)	(14,230)	-
McKesson Corp	(FEDEF-1D) 1.70%	10/03/19	(79)	(12,341)	-
MDU Resources Group Inc	(FEDEF-1D) 1.70%	10/03/19	(23)	(648)	-
Medicines Co/The	(FEDEF-1D) 1.70%	10/03/19	(126)	(3,791)	-
Medidata Solutions Inc	(FEDEF-1D) 1.70%	10/03/19	(84)	(5,994)	-
MEDNAX Inc	(FEDEF-1D) 1.70%	10/03/19	(47)	(2,158)	-
Mellanox Technologies Ltd	(FEDEF-1D) 1.70%	10/03/19	(5)	(393)	-
Merck & Co Inc	(FEDEF-1D) 1.70%	10/03/19	(180)	(10,597)	-
Mercury General Corp	(FEDEF-1D) 1.70%	10/03/19	(44)	(2,012)	-
Mercury Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(122)	(3,914)	-
Meridian Bioscience Inc	(FEDEF-1D) 1.70%	10/03/19	(172)	(2,511)	-
MetLife Inc	(FEDEF-1D) 1.70%	10/03/19	(108)	(5,148)	-
Michael Kors Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(4)	(274)	-
Michaels Cos Inc/The	(FEDEF-1D) 1.70%	10/03/19	(43)	(801)	-
Micron Technology Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(1,195)	-
MicroStrategy Inc	(FEDEF-1D) 1.70%	10/03/19	(22)	(2,804)	-
Mid-America Apartment Communities Inc	(FEDEF-1D) 1.70%	10/03/19	(255)	(23,322)	-
Milacron Holdings Corp	(FEDEF-1D) 1.70%	10/03/19	(56)	(1,010)	-
Minerals Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(90)	(6,215)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Mitel Networks Corp	(FEDEF-1D) 1.70%	10/03/19	(162)	(1,808)	-
Mobile Mini Inc	(FEDEF-1D) 1.70%	10/03/19	(23)	(966)	-
Molson Coors Brewing Co	(FEDEF-1D) 1.70%	10/03/19	(221)	(15,744)	-
Monmouth Real Estate Investment Corp	(FEDEF-1D) 1.70%	10/03/19	(50)	(782)	-
Monotype Imaging Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(109)	(2,414)	-
Monro Inc	(FEDEF-1D) 1.70%	10/03/19	(24)	(1,343)	-
Morningstar Inc	(FEDEF-1D) 1.70%	10/03/19	(12)	(1,303)	-
Mosaic Co/The	(FEDEF-1D) 1.70%	10/03/19	(866)	(23,339)	-
MRC Global Inc	(FEDEF-1D) 1.70%	10/03/19	(88)	(1,648)	-
MSC Industrial Direct Co Inc	(FEDEF-1D) 1.70%	10/03/19	(17)	(1,469)	-
MTS Systems Corp	(FEDEF-1D) 1.70%	10/03/19	(42)	(2,134)	-
Mueller Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(37)	(1,006)	-
Murphy Oil Corp	(FEDEF-1D) 1.70%	10/03/19	(6)	(181)	-
Mylan NV	(FEDEF-1D) 1.70%	10/03/19	(615)	(23,837)	-
National CineMedia Inc	(FEDEF-1D) 1.70%	10/03/19	(399)	(2,282)	-
National Fuel Gas Co	(FEDEF-1D) 1.70%	10/03/19	(67)	(3,440)	-
National General Holdings Corp	(FEDEF-1D) 1.70%	10/03/19	(121)	(3,118)	-
National Retail Properties Inc	(FEDEF-1D) 1.70%	10/03/19	(228)	(8,673)	-
Natus Medical Inc	(FEDEF-1D) 1.70%	10/03/19	(31)	(1,025)	-
Navient Corp	(FEDEF-1D) 1.70%	10/03/19	(1,243)	(16,482)	-
Navigant Consulting Inc	(FEDEF-1D) 1.70%	10/03/19	(54)	(1,155)	-
NCI Building Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(63)	(1,103)	-
NCR Corp	(FEDEF-1D) 1.70%	10/03/19	(33)	(1,015)	-
Neogen Corp	(FEDEF-1D) 1.70%	10/03/19	(136)	(9,268)	-
Net 1 UEPS Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(140)	(1,154)	-
New Senior Investment Group Inc	(FEDEF-1D) 1.70%	10/03/19	(339)	(2,922)	-
New York Community Bancorp Inc	(FEDEF-1D) 1.70%	10/03/19	(823)	(9,777)	-
New York Times Co/The	(FEDEF-1D) 1.70%	10/03/19	(407)	(9,544)	-
Newell Brands Inc	(FEDEF-1D) 1.70%	10/03/19	(894)	(24,701)	-
Newfield Exploration Co	(FEDEF-1D) 1.70%	10/03/19	(29)	(864)	-
News Corp	(FEDEF-1D) 1.70%	10/03/19	(3,114)	(49,762)	-
NIC Inc	(FEDEF-1D) 1.70%	10/03/19	(155)	(2,302)	-
Nilfisk Holding A/S	(FEDEF-1D) 1.70%	10/03/19	(57)	(2,801)	-
Noble Corp plc	(FEDEF-1D) 1.70%	10/03/19	(226)	(1,055)	-
Noble Energy Inc	(FEDEF-1D) 1.70%	10/03/19	(234)	(7,916)	-
Nomura Real Estate Master Fund Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(1,395)	-
Nordstrom Inc	(FEDEF-1D) 1.70%	10/03/19	(95)	(4,803)	-
Norfolk Southern Corp	(FEDEF-1D) 1.70%	10/03/19	(40)	(5,739)	-
NorthWestern Corp	(FEDEF-1D) 1.70%	10/03/19	(188)	(10,329)	-
Norwegian Cruise Line Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(301)	(16,094)	-
NOW Inc	(FEDEF-1D) 1.70%	10/03/19	(231)	(2,802)	-
NRG Yield Inc	(FEDEF-1D) 1.70%	10/03/19	(61)	(1,086)	-
Nuance Communications Inc	(FEDEF-1D) 1.70%	10/03/19	(157)	(2,311)	-
Nucor Corp	(FEDEF-1D) 1.70%	10/03/19	(13)	(801)	-
Occidental Petroleum Corp	(FEDEF-1D) 1.70%	10/03/19	(3)	(232)	-
Oceaneering International Inc	(FEDEF-1D) 1.70%	10/03/19	(260)	(5,522)	-
Ocwen Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(335)	(1,360)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Office Depot Inc	(FEDEF-1D) 1.70%	10/03/19	(328)	(751)	-
OFG Bancorp	(FEDEF-1D) 1.70%	10/03/19	(174)	(2,349)	-
OGE Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(317)	(10,420)	-
Old National Bancorp/IN	(FEDEF-1D) 1.70%	10/03/19	(379)	(6,519)	-
Omega Healthcare Investors Inc	(FEDEF-1D) 1.70%	10/03/19	(52)	(1,351)	-
Omnicom Group Inc	(FEDEF-1D) 1.70%	10/03/19	(203)	(14,953)	-
OneMain Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(1,172)	-
ONEOK Inc	(FEDEF-1D) 1.70%	10/03/19	(183)	(11,020)	-
OPKO Health Inc	(FEDEF-1D) 1.70%	10/03/19	(525)	(1,596)	-
Opus Bank	(FEDEF-1D) 1.70%	10/03/19	(95)	(2,679)	-
Orbital ATK Inc	(FEDEF-1D) 1.70%	10/03/19	(159)	(21,048)	-
Oritani Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(60)	(918)	-
OSI Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(18)	(1,152)	-
Outfront Media Inc	(FEDEF-1D) 1.70%	10/03/19	(59)	(1,106)	-
Owens & Minor Inc	(FEDEF-1D) 1.70%	10/03/19	(235)	(3,819)	-
Owens-Illinois Inc	(FEDEF-1D) 1.70%	10/03/19	(50)	(1,017)	-
PACCAR Inc	(FEDEF-1D) 1.70%	10/03/19	(205)	(13,052)	-
Pacific Biosciences of California Inc	(FEDEF-1D) 1.70%	10/03/19	(393)	(1,014)	-
Pacira Pharmaceuticals Inc/DE	(FEDEF-1D) 1.70%	10/03/19	(32)	(1,059)	-
Packaging Corp of America	(FEDEF-1D) 1.70%	10/03/19	(83)	(9,602)	-
PacWest Bancorp	(FEDEF-1D) 1.70%	10/03/19	(1)	(51)	-
Pandora Media Inc	(FEDEF-1D) 1.70%	10/03/19	(485)	(2,721)	-
Paramount Group Inc	(FEDEF-1D) 1.70%	10/03/19	(246)	(3,530)	-
Parker-Hannifin Corp	(FEDEF-1D) 1.70%	10/03/19	(61)	(10,042)	-
Party City Holdco Inc	(FEDEF-1D) 1.70%	10/03/19	(78)	(1,229)	-
Pattern Energy Group Inc	(FEDEF-1D) 1.70%	10/03/19	(126)	(2,291)	-
Patterson Cos Inc	(FEDEF-1D) 1.70%	10/03/19	(141)	(3,282)	-
PDF Solutions Inc	(FEDEF-1D) 1.70%	10/03/19	(83)	(925)	-
PDL BioPharma Inc	(FEDEF-1D) 1.70%	10/03/19	(451)	(1,317)	-
Pennsylvania Real Estate Investment Trust	(FEDEF-1D) 1.70%	10/03/19	(122)	(1,181)	-
PennyMac Mortgage Investment Trust	(FEDEF-1D) 1.70%	10/03/19	(73)	(1,284)	-
Pentair PLC	(FEDEF-1D) 1.70%	10/03/19	(6)	(404)	-
People's United Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(1,478)	(27,033)	-
Perficient Inc	(FEDEF-1D) 1.70%	10/03/19	(55)	(1,360)	-
Perrigo Co PLC	(FEDEF-1D) 1.70%	10/03/19	(261)	(20,395)	-
Pfizer Inc	(FEDEF-1D) 1.70%	10/03/19	(520)	(19,037)	-
PG&E Corp	(FEDEF-1D) 1.70%	10/03/19	(400)	(18,440)	-
PH Glatfelter Co	(FEDEF-1D) 1.70%	10/03/19	(52)	(1,086)	-
Philip Morris International Inc	(FEDEF-1D) 1.70%	10/03/19	(139)	(11,398)	-
Photronics Inc	(FEDEF-1D) 1.70%	10/03/19	(135)	(1,033)	-
Pier 1 Imports Inc	(FEDEF-1D) 1.70%	10/03/19	(336)	(749)	-
Pinnacle Financial Partners Inc	(FEDEF-1D) 1.70%	10/03/19	(161)	(10,312)	-
Pinnacle West Capital Corp	(FEDEF-1D) 1.70%	10/03/19	(178)	(14,329)	-
Plains GP Holdings LP	(FEDEF-1D) 1.70%	10/03/19	(61)	(1,477)	-
Plantronics Inc	(FEDEF-1D) 1.70%	10/03/19	(21)	(1,368)	-
Platform Specialty Products Corp	(FEDEF-1D) 1.70%	10/03/19	(117)	(1,178)	-
PNC Financial Services Group Inc/The	(FEDEF-1D) 1.70%	10/03/19	(129)	(18,784)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Popular Inc	(FEDEF-1D) 1.70%	10/03/19	(35)	(1,620)	-
Potbelly Corp	(FEDEF-1D) 1.70%	10/03/19	(117)	(1,398)	-
PPG Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(24)	(2,541)	-
PRA Group Inc	(FEDEF-1D) 1.70%	10/03/19	(68)	(2,421)	-
Praxair Inc	(FEDEF-1D) 1.70%	10/03/19	(66)	(10,066)	-
Premier Inc	(FEDEF-1D) 1.70%	10/03/19	(78)	(2,573)	-
Presidio Inc	(FEDEF-1D) 1.70%	10/03/19	(72)	(1,103)	-
Prestige Brands Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(232)	(6,830)	-
PriceSmart Inc	(FEDEF-1D) 1.70%	10/03/19	(18)	(1,577)	-
Principal Financial Group Inc	(FEDEF-1D) 1.70%	10/03/19	(241)	(14,272)	-
Prologis Inc	(FEDEF-1D) 1.70%	10/03/19	(88)	(5,712)	-
Prosperity Bancshares Inc	(FEDEF-1D) 1.70%	10/03/19	(85)	(6,100)	-
Prudential Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(130)	(13,822)	-
Public Storage	(FEDEF-1D) 1.70%	10/03/19	(47)	(9,484)	-
PulteGroup Inc	(FEDEF-1D) 1.70%	10/03/19	(382)	(11,598)	-
PVH Corp	(FEDEF-1D) 1.70%	10/03/19	(98)	(15,648)	-
QEP Resources Inc	(FEDEF-1D) 1.70%	10/03/19	(111)	(1,352)	-
Quality Care Properties Inc	(FEDEF-1D) 1.70%	10/03/19	(92)	(2,021)	-
Quality Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(130)	(1,746)	-
Quanex Building Products Corp	(FEDEF-1D) 1.70%	10/03/19	(64)	(1,098)	-
Quanta Services Inc	(FEDEF-1D) 1.70%	10/03/19	(634)	(20,605)	-
Quantenna Communications Inc	(FEDEF-1D) 1.70%	10/03/19	(181)	(2,293)	-
Quotient Technology Inc	(FEDEF-1D) 1.70%	10/03/19	(80)	(1,072)	-
Radius Health Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(785)	-
Ralph Lauren Corp	(FEDEF-1D) 1.70%	10/03/19	(20)	(2,197)	-
Rambus Inc	(FEDEF-1D) 1.70%	10/03/19	(82)	(1,107)	-
Ramco-Gershenson Properties Trust	(FEDEF-1D) 1.70%	10/03/19	(107)	(1,279)	-
Range Resources Corp	(FEDEF-1D) 1.70%	10/03/19	(1,222)	(16,925)	-
Rapid7 Inc	(FEDEF-1D) 1.70%	10/03/19	(2)	(56)	-
Rayonier Inc	(FEDEF-1D) 1.70%	10/03/19	(180)	(6,694)	-
Realogy Holdings Corp	(FEDEF-1D) 1.70%	10/03/19	(83)	(2,059)	-
Realty Income Corp	(FEDEF-1D) 1.70%	10/03/19	(314)	(15,860)	-
Redwood Trust Inc	(FEDEF-1D) 1.70%	10/03/19	(98)	(1,503)	-
Regal Beloit Corp	(FEDEF-1D) 1.70%	10/03/19	(16)	(1,139)	-
Regency Centers Corp	(FEDEF-1D) 1.70%	10/03/19	(146)	(8,592)	-
Regeneron Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(78)	(23,687)	-
Regions Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(740)	(13,838)	-
RenaissanceRe Holdings Ltd	(FEDEF-1D) 1.70%	10/03/19	(8)	(1,088)	-
Resolute Forest Products Inc	(FEDEF-1D) 1.70%	10/03/19	(119)	(1,178)	-
Retail Properties of America Inc	(FEDEF-1D) 1.70%	10/03/19	(227)	(2,620)	-
REV Group Inc	(FEDEF-1D) 1.70%	10/03/19	(89)	(1,606)	-
Rexnord Corp	(FEDEF-1D) 1.70%	10/03/19	(38)	(1,045)	-
RLI Corp/DE	(FEDEF-1D) 1.70%	10/03/19	(21)	(1,329)	-
RLJ Lodging Trust	(FEDEF-1D) 1.70%	10/03/19	(49)	(1,018)	-
Robert Half International Inc	(FEDEF-1D) 1.70%	10/03/19	(20)	(1,215)	-
Rockwell Automation Inc	(FEDEF-1D) 1.70%	10/03/19	(150)	(24,680)	-
Rogers Corp	(FEDEF-1D) 1.70%	10/03/19	(26)	(2,774)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Royal Caribbean Cruises Ltd	(FEDEF-1D) 1.70%	10/03/19	(70)	(7,573)	-
RPX Corp	(FEDEF-1D) 1.70%	10/03/19	(192)	(2,079)	-
RR Donnelley & Sons Co	(FEDEF-1D) 1.70%	10/03/19	(433)	(3,659)	-
Ryder System Inc	(FEDEF-1D) 1.70%	10/03/19	(14)	(944)	-
Sabra Health Care REIT Inc	(FEDEF-1D) 1.70%	10/03/19	(70)	(1,282)	-
Sabre Corp	(FEDEF-1D) 1.70%	10/03/19	(461)	(9,515)	-
Sally Beauty Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(151)	(2,611)	-
SCANA Corp	(FEDEF-1D) 1.70%	10/03/19	(512)	(18,826)	-
ScanSource Inc	(FEDEF-1D) 1.70%	10/03/19	(67)	(2,298)	-
Scholastic Corp	(FEDEF-1D) 1.70%	10/03/19	(27)	(1,118)	-
Schweitzer-Mauduit International Inc	(FEDEF-1D) 1.70%	10/03/19	(27)	(1,054)	-
Scout24 AG	(FEDEF-1D) 1.70%	10/03/19	(69)	(3,580)	-
SeaWorld Entertainment Inc	(FEDEF-1D) 1.70%	10/03/19	(79)	(1,192)	-
Selective Insurance Group Inc	(FEDEF-1D) 1.70%	10/03/19	(101)	(5,979)	-
Sempra Energy	(FEDEF-1D) 1.70%	10/03/19	(5)	(559)	-
Semtech Corp	(FEDEF-1D) 1.70%	10/03/19	(190)	(7,467)	-
Senior Housing Properties Trust	(FEDEF-1D) 1.70%	10/03/19	(562)	(8,750)	-
Sensata Technologies Holding PLC	(FEDEF-1D) 1.70%	10/03/19	(549)	(27,845)	-
Shake Shack Inc	(FEDEF-1D) 1.70%	10/03/19	(30)	(1,428)	-
Sherwin-Williams Co/The	(FEDEF-1D) 1.70%	10/03/19	(20)	(7,353)	-
Shutterstock Inc	(FEDEF-1D) 1.70%	10/03/19	(37)	(1,559)	-
Signature Bank/New York NY	(FEDEF-1D) 1.70%	10/03/19	(8)	(1,017)	-
Signet Jewelers Ltd	(FEDEF-1D) 1.70%	10/03/19	(402)	(15,630)	-
Silgan Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(43)	(1,207)	-
Silicon Laboratories Inc	(FEDEF-1D) 1.70%	10/03/19	(82)	(7,618)	-
Simon Property Group Inc	(FEDEF-1D) 1.70%	10/03/19	(65)	(10,162)	-
Simpson Manufacturing Co Inc	(FEDEF-1D) 1.70%	10/03/19	(107)	(5,851)	-
Sirius XM Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(3,617)	(22,896)	-
SL Green Realty Corp	(FEDEF-1D) 1.70%	10/03/19	(188)	(18,375)	-
SLM Corp	(FEDEF-1D) 1.70%	10/03/19	(445)	(5,109)	-
Smart & Final Stores Inc	(FEDEF-1D) 1.70%	10/03/19	(343)	(1,749)	-
Snap-on Inc	(FEDEF-1D) 1.70%	10/03/19	(91)	(13,218)	-
Sociedad Quimica y Minera de Chile SA	(FEDEF-1D) 1.70%	10/03/19	(189)	(10,374)	-
Sonic Automotive Inc	(FEDEF-1D) 1.70%	10/03/19	(2)	(40)	-
Sonoco Products Co	(FEDEF-1D) 1.70%	10/03/19	(339)	(17,411)	-
South Jersey Industries Inc	(FEDEF-1D) 1.70%	10/03/19	(288)	(8,899)	-
Southwest Airlines Co	(FEDEF-1D) 1.70%	10/03/19	(227)	(11,992)	-
Southwest Gas Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(75)	(5,474)	-
Southwestern Energy Co	(FEDEF-1D) 1.70%	10/03/19	(595)	(2,440)	-
SpartanNash Co	(FEDEF-1D) 1.70%	10/03/19	(42)	(764)	-
SPIE SA	(FEDEF-1D) 1.70%	10/03/19	(41)	(928)	-
Spirit Airlines Inc	(FEDEF-1D) 1.70%	10/03/19	(31)	(1,107)	-
Spirit Realty Capital Inc	(FEDEF-1D) 1.70%	10/03/19	(334)	(2,689)	-
Sprouts Farmers Market Inc	(FEDEF-1D) 1.70%	10/03/19	(51)	(1,277)	-
SPS Commerce Inc	(FEDEF-1D) 1.70%	10/03/19	(36)	(2,469)	-
St Joe Co/The	(FEDEF-1D) 1.70%	10/03/19	(66)	(1,139)	-
Stamps.com Inc	(FEDEF-1D) 1.70%	10/03/19	(8)	(1,822)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Stanley Black & Decker Inc	(FEDEF-1D) 1.70%	10/03/19	(66)	(9,345)	-
State Street Corp	(FEDEF-1D) 1.70%	10/03/19	(53)	(5,288)	-
Steelcase Inc	(FEDEF-1D) 1.70%	10/03/19	(77)	(1,020)	-
Stericycle Inc	(FEDEF-1D) 1.70%	10/03/19	(179)	(10,509)	-
STERIS PLC	(FEDEF-1D) 1.70%	10/03/19	(103)	(9,736)	-
Sterling Bancorp/DE	(FEDEF-1D) 1.70%	10/03/19	(220)	(5,225)	-
Steven Madden Ltd	(FEDEF-1D) 1.70%	10/03/19	(179)	(8,637)	-
Stifel Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(1)	(58)	-
STORE Capital Corp	(FEDEF-1D) 1.70%	10/03/19	(2)	(50)	-
Sunrun Inc	(FEDEF-1D) 1.70%	10/03/19	(131)	(1,208)	-
SunTrust Banks Inc	(FEDEF-1D) 1.70%	10/03/19	(116)	(7,749)	-
Super Micro Computer Inc	(FEDEF-1D) 1.70%	10/03/19	(102)	(1,805)	-
Superior Industries International Inc	(FEDEF-1D) 1.70%	10/03/19	(92)	(1,210)	-
SUPERVALU Inc	(FEDEF-1D) 1.70%	10/03/19	(133)	(2,329)	-
Svenska Handelsbanken AB	(FEDEF-1D) 1.70%	10/03/19	(88)	(986)	-
Sykes Enterprises Inc	(FEDEF-1D) 1.70%	10/03/19	(33)	(949)	-
Synaptics Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(1,132)	-
Synchronoss Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(210)	(2,352)	-
Synchrony Financial	(FEDEF-1D) 1.70%	10/03/19	(316)	(10,482)	-
Syneos Health Inc	(FEDEF-1D) 1.70%	10/03/19	(157)	(5,982)	-
Syntel Inc	(FEDEF-1D) 1.70%	10/03/19	(96)	(2,772)	-
Tableau Software Inc	(FEDEF-1D) 1.70%	10/03/19	(16)	(1,361)	-
Target Corp	(FEDEF-1D) 1.70%	10/03/19	(245)	(17,787)	-
Taubman Centers Inc	(FEDEF-1D) 1.70%	10/03/19	(107)	(5,990)	-
TCF Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(339)	(8,417)	-
Team Inc	(FEDEF-1D) 1.70%	10/03/19	(138)	(2,339)	-
TechnipFMC PLC	(FEDEF-1D) 1.70%	10/03/19	(21)	(692)	-
TEGNA Inc	(FEDEF-1D) 1.70%	10/03/19	(2,132)	(22,535)	-
Tenet Healthcare Corp	(FEDEF-1D) 1.70%	10/03/19	(60)	(1,436)	-
Tennant Co	(FEDEF-1D) 1.70%	10/03/19	(21)	(1,554)	-
Teradata Corp	(FEDEF-1D) 1.70%	10/03/19	(41)	(1,678)	-
Terex Corp	(FEDEF-1D) 1.70%	10/03/19	(114)	(4,163)	-
TerraForm Power Inc	(FEDEF-1D) 1.70%	10/03/19	(120)	(1,338)	-
Teva Pharmaceutical Industries Ltd	(FEDEF-1D) 1.70%	10/03/19	(1,005)	(18,070)	-
TFS Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(237)	(3,534)	-
Thermon Group Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(110)	(2,507)	-
Third Point Reinsurance Ltd	(FEDEF-1D) 1.70%	10/03/19	(100)	(1,330)	-
Tiffany & Co	(FEDEF-1D) 1.70%	10/03/19	(75)	(7,712)	-
Tile Shop Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(119)	(815)	-
Time Warner Inc	(FEDEF-1D) 1.70%	10/03/19	(59)	(5,593)	-
Timken Co/The	(FEDEF-1D) 1.70%	10/03/19	(119)	(5,087)	-
Torchmark Corp	(FEDEF-1D) 1.70%	10/03/19	(148)	(12,838)	-
Total System Services Inc	(FEDEF-1D) 1.70%	10/03/19	(68)	(5,716)	-
Tractor Supply Co	(FEDEF-1D) 1.70%	10/03/19	(35)	(2,380)	-
TransDigm Group Inc	(FEDEF-1D) 1.70%	10/03/19	(19)	(6,091)	-
Transocean Ltd	(FEDEF-1D) 1.70%	10/03/19	(132)	(1,633)	-
Travelers Cos Inc/The	(FEDEF-1D) 1.70%	10/03/19	(110)	(14,476)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Travelport Worldwide Ltd	(FEDEF-1D) 1.70%	10/03/19	(127)	(2,177)	-
TreeHouse Foods Inc	(FEDEF-1D) 1.70%	10/03/19	(79)	(3,042)	-
Trex Co Inc	(FEDEF-1D) 1.70%	10/03/19	(61)	(6,337)	-
TripAdvisor Inc	(FEDEF-1D) 1.70%	10/03/19	(78)	(2,919)	-
Triumph Group Inc	(FEDEF-1D) 1.70%	10/03/19	(88)	(2,081)	-
TrueBlue Inc	(FEDEF-1D) 1.70%	10/03/19	(49)	(1,306)	-
Tupperware Brands Corp	(FEDEF-1D) 1.70%	10/03/19	(22)	(980)	-
Twenty-First Century Fox Inc	(FEDEF-1D) 1.70%	10/03/19	(621)	(22,704)	-
Twilio Inc	(FEDEF-1D) 1.70%	10/03/19	(41)	(1,731)	-
Twitter Inc	(FEDEF-1D) 1.70%	10/03/19	(51)	(1,546)	-
Tyler Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(26)	(5,692)	-
UDR Inc	(FEDEF-1D) 1.70%	10/03/19	(186)	(6,724)	-
Ulta Beauty Inc	(FEDEF-1D) 1.70%	10/03/19	(24)	(6,022)	-
Ultimate Software Group Inc/The	(FEDEF-1D) 1.70%	10/03/19	(27)	(6,478)	-
Ultra Petroleum Corp	(FEDEF-1D) 1.70%	10/03/19	(145)	(351)	-
Ultragenyx Pharmaceutical Inc	(FEDEF-1D) 1.70%	10/03/19	(22)	(1,118)	-
Union Pacific Corp	(FEDEF-1D) 1.70%	10/03/19	(49)	(6,548)	-
Unisys Corp	(FEDEF-1D) 1.70%	10/03/19	(201)	(2,251)	-
United Bankshares Inc/WV	(FEDEF-1D) 1.70%	10/03/19	(333)	(11,305)	-
United Continental Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(325)	(21,951)	-
United Natural Foods Inc	(FEDEF-1D) 1.70%	10/03/19	(24)	(1,080)	-
United Parcel Service Inc	(FEDEF-1D) 1.70%	10/03/19	(75)	(8,513)	-
United States Cellular Corp	(FEDEF-1D) 1.70%	10/03/19	(43)	(1,702)	-
United Therapeutics Corp	(FEDEF-1D) 1.70%	10/03/19	(9)	(991)	-
Uniti Group Inc	(FEDEF-1D) 1.70%	10/03/19	(69)	(1,243)	-
Universal Corp/VA	(FEDEF-1D) 1.70%	10/03/19	(20)	(941)	-
Universal Health Services Inc	(FEDEF-1D) 1.70%	10/03/19	(10)	(1,142)	-
Unum Group	(FEDEF-1D) 1.70%	10/03/19	(119)	(5,757)	-
Urban Edge Properties	(FEDEF-1D) 1.70%	10/03/19	(74)	(1,522)	-
Urban Outfitters Inc	(FEDEF-1D) 1.70%	10/03/19	(29)	(1,168)	-
USG Corp	(FEDEF-1D) 1.70%	10/03/19	(1)	(40)	-
Valley National Bancorp	(FEDEF-1D) 1.70%	10/03/19	(674)	(8,459)	-
Valvoline Inc	(FEDEF-1D) 1.70%	10/03/19	(103)	(2,089)	-
Varex Imaging Corp	(FEDEF-1D) 1.70%	10/03/19	(1)	(36)	-
VASCO Data Security International Inc	(FEDEF-1D) 1.70%	10/03/19	(82)	(1,271)	-
Veeco Instruments Inc	(FEDEF-1D) 1.70%	10/03/19	(70)	(1,082)	-
Venator Materials PLC	(FEDEF-1D) 1.70%	10/03/19	(123)	(2,215)	-
Ventas Inc	(FEDEF-1D) 1.70%	10/03/19	(35)	(1,800)	-
Vera Bradley Inc	(FEDEF-1D) 1.70%	10/03/19	(119)	(1,354)	-
Verint Systems Inc	(FEDEF-1D) 1.70%	10/03/19	(65)	(2,737)	-
Verisk Analytics Inc	(FEDEF-1D) 1.70%	10/03/19	(133)	(14,158)	-
Veritiv Corp	(FEDEF-1D) 1.70%	10/03/19	(59)	(2,245)	-
Verizon Communications Inc	(FEDEF-1D) 1.70%	10/03/19	(1,422)	(70,176)	-
Vertex Pharmaceuticals Inc	(FEDEF-1D) 1.70%	10/03/19	(124)	(18,992)	-
Viacom Inc	(FEDEF-1D) 1.70%	10/03/19	(1,293)	(38,997)	-
ViaSat Inc	(FEDEF-1D) 1.70%	10/03/19	(102)	(6,526)	-
Vicinity Centres	(FEDEF-1D) 1.70%	10/03/19	(1,102)	(2,030)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Vifor Pharma AG	(FEDEF-1D) 1.70%	10/03/19	(44)	(6,990)	-
Virtu Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(38)	(1,368)	-
Virtus Investment Partners Inc	(FEDEF-1D) 1.70%	10/03/19	(14)	(1,615)	-
Virtusa Corp	(FEDEF-1D) 1.70%	10/03/19	(1)	(48)	-
Visa Inc	(FEDEF-1D) 1.70%	10/03/19	(48)	(6,090)	-
Vista Outdoor Inc	(FEDEF-1D) 1.70%	10/03/19	(218)	(3,652)	-
Vistra Energy Corp	(FEDEF-1D) 1.70%	10/03/19	(20)	(457)	-
Vornado Realty Trust	(FEDEF-1D) 1.70%	10/03/19	(278)	(18,912)	-
Voya Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(31)	(1,623)	-
Vulcan Materials Co	(FEDEF-1D) 1.70%	10/03/19	(55)	(6,143)	-
Wabtec Corp/DE	(FEDEF-1D) 1.70%	10/03/19	(31)	(2,753)	-
Waddell & Reed Financial Inc	(FEDEF-1D) 1.70%	10/03/19	(164)	(3,319)	-
WageWorks Inc	(FEDEF-1D) 1.70%	10/03/19	(21)	(875)	-
Walt Disney Co/The	(FEDEF-1D) 1.70%	10/03/19	(103)	(10,334)	-
Washington Prime Group Inc	(FEDEF-1D) 1.70%	10/03/19	(390)	(2,523)	-
Waste Management Inc	(FEDEF-1D) 1.70%	10/03/19	(60)	(4,877)	-
Watts Water Technologies Inc	(FEDEF-1D) 1.70%	10/03/19	(162)	(12,069)	-
Weatherford International PLC	(FEDEF-1D) 1.70%	10/03/19	(355)	(1,047)	-
Web.com Group Inc	(FEDEF-1D) 1.70%	10/03/19	(46)	(856)	-
Weingarten Realty Investors	(FEDEF-1D) 1.70%	10/03/19	(52)	(1,428)	-
Weis Markets Inc	(FEDEF-1D) 1.70%	10/03/19	(39)	(1,795)	-
Welbilt Inc	(FEDEF-1D) 1.70%	10/03/19	(53)	(1,015)	-
Wells Fargo & Co	(FEDEF-1D) 1.70%	10/03/19	(302)	(15,692)	-
Werner Enterprises Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(34)	-
Wesco Aircraft Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(364)	(3,676)	-
WESCO International Inc	(FEDEF-1D) 1.70%	10/03/19	(22)	(1,310)	-
Westamerica Bancorporation	(FEDEF-1D) 1.70%	10/03/19	(22)	(1,228)	-
Westar Energy Inc	(FEDEF-1D) 1.70%	10/03/19	(219)	(11,865)	-
Western Asset Mortgage Capital Corp	(FEDEF-1D) 1.70%	10/03/19	(254)	(2,527)	-
WestJet Airlines Ltd	(FEDEF-1D) 1.70%	10/03/19	(60)	(1,069)	-
WestRock Co	(FEDEF-1D) 1.70%	10/03/19	(248)	(14,672)	-
White Mountains Insurance Group Ltd	(FEDEF-1D) 1.70%	10/03/19	(2)	(1,731)	-
WideOpenWest Inc	(FEDEF-1D) 1.70%	10/03/19	(472)	(2,988)	-
Williams-Sonoma Inc	(FEDEF-1D) 1.70%	10/03/19	(27)	(1,291)	-
Windstream Holdings Inc	(FEDEF-1D) 1.70%	10/03/19	(1,374)	(2,130)	-
Wintrust Financial Corp	(FEDEF-1D) 1.70%	10/03/19	(111)	(9,929)	-
WisdomTree Investments Inc	(FEDEF-1D) 1.70%	10/03/19	(130)	(1,374)	-
World Fuel Services Corp	(FEDEF-1D) 1.70%	10/03/19	(79)	(1,696)	-
WPX Energy Inc	(FEDEF-1D) 1.70%	10/03/19	(303)	(5,178)	-
WR Grace & Co	(FEDEF-1D) 1.70%	10/03/19	(33)	(2,259)	-
Wright Medical Group NV	(FEDEF-1D) 1.70%	10/03/19	(50)	(981)	-
XL Group Ltd	(FEDEF-1D) 1.70%	10/03/19	(296)	(16,455)	-
Xylem Inc/NY	(FEDEF-1D) 1.70%	10/03/19	(276)	(20,120)	-
Yelp Inc	(FEDEF-1D) 1.70%	10/03/19	(1)	(45)	-
Zions Bancorporation	(FEDEF-1D) 1.70%	10/03/19	(277)	(15,166)	-
Zoetis Inc	(FEDEF-1D) 1.70%	10/03/19	(185)	(15,444)	-
Zumiez Inc	(FEDEF-1D) 1.70%	10/03/19	(2)	(47)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
China Petroleum & Chemical Corp	(HIBOR-1M) 0.93%	11/25/19	(2,000)	(1,955)	-
CNOOC Ltd	(HONIX-1D) 0.58%	11/25/19	(2,000)	(3,354)	-
PetroChina Co Ltd	(HONIX-1D) 0.58%	11/25/19	(4,000)	(2,951)	-
Inpex Corp	(LIBOR-1M) 0.00%	08/07/19	(400)	(5,127)	-
Aeon Mall Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(6,081)	-
AEON REIT Investment Corp	(MUTSC-1D) -0.07%	08/07/19	(1)	(1,037)	-
Aisin Seiki Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(400)	(21,714)	-
Akebono Brake Industry Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(100)	(258)	-
American Airlines Group Inc	(MUTSC-1D) -0.07%	10/03/19	(179)	(7,684)	-
Asahi Kasei Corp	(MUTSC-1D) -0.07%	08/07/19	(500)	(6,888)	-
Bank of Kyoto Ltd/The	(MUTSC-1D) -0.07%	08/07/19	(100)	(6,013)	-
Bridgestone Corp	(MUTSC-1D) -0.07%	08/07/19	(500)	(20,969)	-
Chiba Bank Ltd/The	(MUTSC-1D) -0.07%	08/07/19	(600)	(4,847)	-
Chubu Electric Power Co Inc	(MUTSC-1D) -0.07%	08/07/19	(300)	(4,698)	-
COOKPAD Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(583)	-
Credit Saison Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,382)	-
Dai Nippon Printing Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(200)	(4,310)	-
Daicel Corp	(MUTSC-1D) -0.07%	08/07/19	(1,000)	(11,570)	-
Dai-ichi Life Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,960)	-
Daiwa House Industry Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(100)	(3,665)	-
Daiwa Securities Group Inc	(MUTSC-1D) -0.07%	08/07/19	(1,000)	(6,148)	-
Denso Corp	(MUTSC-1D) -0.07%	08/07/19	(400)	(21,041)	-
East Japan Railway Co	(MUTSC-1D) -0.07%	08/07/19	(100)	(9,586)	-
Electric Power Development Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(200)	(5,443)	-
GungHo Online Entertainment Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(302)	-
Hachijuni Bank Ltd/The	(MUTSC-1D) -0.07%	08/07/19	(800)	(4,233)	-
Hankyu Hanshin Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(200)	(7,887)	-
Hitachi Chemical Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(6,596)	-
Hitachi Metals Ltd	(MUTSC-1D) -0.07%	08/07/19	(1,200)	(13,774)	-
Hitachi Zosen Corp	(MUTSC-1D) -0.07%	08/07/19	(100)	(544)	-
Hokuriku Electric Power Co	(MUTSC-1D) -0.07%	08/07/19	(100)	(1,021)	-
Honda Motor Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(700)	(24,098)	-
Hulic Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(500)	(5,378)	-
Idemitsu Kosan Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(100)	(3,916)	-
Iida Group Holdings Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,870)	-
Isetan Mitsukoshi Holdings Ltd	(MUTSC-1D) -0.07%	08/07/19	(600)	(6,679)	-
Isuzu Motors Ltd	(MUTSC-1D) -0.07%	08/07/19	(1,268)	(19,398)	-
ITOCHU Corp	(MUTSC-1D) -0.07%	08/07/19	(300)	(6,015)	-
J Front Retailing Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(400)	(6,488)	-
Japan Airlines Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(100)	(3,939)	-
Japan Post Bank Co Ltd	(MUTSC-1D) -0.07%	10/03/19	(400)	(5,439)	-
Japan Prime Realty Investment Corp	(MUTSC-1D) -0.07%	08/07/19	(1)	(3,628)	-
Japan Retail Fund Investment Corp	(MUTSC-1D) -0.07%	08/07/19	(1)	(1,873)	-
JFE Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(700)	(14,422)	-
JSR Corp	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,661)	-
Kadokawa Dwango Corp	(MUTSC-1D) -0.07%	08/07/19	(100)	(1,035)	-
Kansai Electric Power Co Inc/The	(MUTSC-1D) -0.07%	08/07/19	(400)	(5,593)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Kansai Paint Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(6,755)	-
KDDI Corp	(MUTSC-1D) -0.07%	08/07/19	(600)	(16,104)	-
Keikyu Corp	(MUTSC-1D) -0.07%	08/07/19	(500)	(9,171)	-
Keio Corp	(MUTSC-1D) -0.07%	08/07/19	(200)	(9,157)	-
Keisei Electric Railway Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(9,788)	-
Kintetsu Group Holdings Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(200)	(8,143)	-
Kobe Steel Ltd	(MUTSC-1D) -0.07%	08/07/19	(900)	(9,310)	-
Koito Manufacturing Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(20,151)	-
Kuraray Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(400)	(6,660)	-
Kyushu Electric Power Co Inc	(MUTSC-1D) -0.07%	08/07/19	(400)	(4,942)	-
Marubeni Corp	(MUTSC-1D) -0.07%	08/07/19	(600)	(4,519)	-
Marui Group Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(6,237)	-
Maruichi Steel Tube Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(10,267)	-
Mazda Motor Corp	(MUTSC-1D) -0.07%	08/07/19	(1,800)	(25,028)	-
Mitsubishi Chemical Holdings Corp	(MUTSC-1D) -0.07%	08/07/19	(600)	(5,700)	-
Mitsubishi Corp	(MUTSC-1D) -0.07%	08/07/19	(200)	(5,533)	-
Mitsubishi Estate Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(277)	(5,069)	-
Mitsubishi Gas Chemical Co Inc	(MUTSC-1D) -0.07%	08/07/19	(300)	(7,057)	-
Mitsubishi Heavy Industries Ltd	(MUTSC-1D) -0.07%	08/07/19	(100)	(3,953)	-
Mitsubishi Materials Corp	(MUTSC-1D) -0.07%	08/07/19	(200)	(6,105)	-
Mitsubishi Motors Corp	(MUTSC-1D) -0.07%	08/07/19	(1,864)	(13,900)	-
Mitsubishi UFJ Financial Group Inc	(MUTSC-1D) -0.07%	08/07/19	(700)	(4,690)	-
Mitsui & Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,419)	-
Mitsui Chemicals Inc	(MUTSC-1D) -0.07%	08/07/19	(200)	(5,739)	-
Mitsui Fudosan Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(200)	(5,139)	-
Mixi Inc	(MUTSC-1D) -0.07%	08/07/19	(71)	(2,342)	-
Mizuho Financial Group Inc	(MUTSC-1D) -0.07%	08/07/19	(2,400)	(4,351)	-
MS&AD Insurance Group Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(200)	(6,711)	-
Nagoya Railroad Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(7,871)	-
NGK Spark Plug Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(775)	(19,973)	-
Nippon Paint Holdings Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(200)	(8,188)	-
Nippon Prologis REIT Inc	(MUTSC-1D) -0.07%	08/07/19	(1)	(2,105)	-
Nippon Steel & Sumitomo Metal Corp	(MUTSC-1D) -0.07%	08/07/19	(600)	(13,077)	-
Nippon Telegraph & Telephone Corp	(MUTSC-1D) -0.07%	08/07/19	(300)	(14,270)	-
Nissan Motor Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(2,300)	(24,203)	-
Nitto Denko Corp	(MUTSC-1D) -0.07%	08/07/19	(100)	(7,448)	-
NOK Corp	(MUTSC-1D) -0.07%	08/07/19	(1,200)	(24,674)	-
Nomura Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(800)	(4,621)	-
Nomura Real Estate Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(400)	(9,936)	-
NTT DOCOMO Inc	(MUTSC-1D) -0.07%	08/07/19	(600)	(15,545)	-
Odakyu Electric Railway Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(375)	(8,091)	-
Oji Holdings Corp	(MUTSC-1D) -0.07%	08/07/19	(1,000)	(7,037)	-
Orient Corp	(MUTSC-1D) -0.07%	08/07/19	(100)	(154)	-
ORIX Corp	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,275)	-
Pioneer Corp	(MUTSC-1D) -0.07%	08/07/19	(100)	(156)	-
Resona Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(800)	(4,552)	-
Senshu Ikeda Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(395)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Shin-Etsu Chemical Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(100)	(10,057)	-
Shinsei Bank Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(4,683)	-
Shizuoka Bank Ltd/The	(MUTSC-1D) -0.07%	08/07/19	(500)	(5,081)	-
SKY Perfect JSAT Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(456)	-
SmartCentres Real Estate Investment Trust	(MUTSC-1D) -0.07%	08/07/19	(258)	(5,796)	-
SoftBank Group Corp	(MUTSC-1D) -0.07%	08/07/19	(200)	(15,538)	-
Sompo Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(4,195)	-
Stanley Electric Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(500)	(18,117)	-
Subaru Corp	(MUTSC-1D) -0.07%	08/07/19	(600)	(20,173)	-
Sumitomo Chemical Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(1,000)	(5,748)	-
Sumitomo Corp	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,400)	-
Sumitomo Electric Industries Ltd	(MUTSC-1D) -0.07%	08/07/19	(271)	(4,159)	-
Sumitomo Mitsui Financial Group Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(4,158)	-
Sumitomo Mitsui Trust Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(100)	(4,246)	-
Sumitomo Rubber Industries Ltd	(MUTSC-1D) -0.07%	08/07/19	(1,255)	(22,445)	-
Suzuki Motor Corp	(MUTSC-1D) -0.07%	08/07/19	(400)	(21,534)	-
T&D Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,097)	-
Takashimaya Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(1,000)	(8,590)	-
Teijin Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(5,650)	-
Tobu Railway Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(9,568)	-
Tohoku Electric Power Co Inc	(MUTSC-1D) -0.07%	08/07/19	(400)	(5,158)	-
Tokyo Electric Power Co Holdings Inc	(MUTSC-1D) -0.07%	08/07/19	(1,300)	(6,190)	-
Tokyo Tatemono Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(376)	(5,728)	-
Tokyu Corp	(MUTSC-1D) -0.07%	08/07/19	(500)	(8,412)	-
Tokyu Fudosan Holdings Corp	(MUTSC-1D) -0.07%	08/07/19	(900)	(7,090)	-
Toppan Printing Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(1,000)	(8,371)	-
Toray Industries Inc	(MUTSC-1D) -0.07%	08/07/19	(600)	(5,604)	-
Toyo Engineering Corp	(MUTSC-1D) -0.07%	08/07/19	(100)	(1,042)	-
Toyo Seikan Group Holdings Ltd	(MUTSC-1D) -0.07%	08/07/19	(300)	(4,724)	-
Toyoda Gosei Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(800)	(20,281)	-
Toyota Industries Corp	(MUTSC-1D) -0.07%	08/07/19	(400)	(23,651)	-
Toyota Motor Corp	(MUTSC-1D) -0.07%	08/07/19	(300)	(19,687)	-
United Urban Investment Corp	(MUTSC-1D) -0.07%	08/07/19	(1)	(1,533)	-
West Japan Railway Co	(MUTSC-1D) -0.07%	08/07/19	(100)	(7,082)	-
Xperi Corp	(MUTSC-1D) -0.07%	10/03/19	(158)	(3,476)	-
Yamaha Motor Co Ltd	(MUTSC-1D) -0.07%	08/07/19	(600)	(19,191)	-
Yokohama Rubber Co Ltd/The	(MUTSC-1D) -0.07%	08/07/19	(767)	(18,119)	-
Aker Solutions ASA	(NIBOR-1W) 0.80%	01/08/20	(175)	(1,191)	-
BW LPG Ltd	(NIBOR-1W) 0.80%	01/08/20	(269)	(941)	-
DNO ASA	(NIBOR-1W) 0.80%	01/08/20	(945)	(1,765)	-
Energizer Holdings Inc	(NIBOR-1W) 0.80%	10/03/19	(21)	(1,205)	-
Norwegian Finans Holding ASA	(NIBOR-1W) 0.80%	01/08/20	(101)	(1,233)	-
Petroleum Geo-Services ASA	(NIBOR-1W) 0.80%	01/08/20	(425)	(1,839)	-
REC Silicon ASA	(NIBOR-1W) 0.80%	01/08/20	(5,856)	(1,001)	-
Telenor ASA	(NIBOR-1W) 0.80%	01/08/20	(169)	(3,751)	-
Bank of Queensland Ltd	(RBACR-1D) 1.50%	11/22/19	(855)	(6,493)	-
Bendigo & Adelaide Bank Ltd	(RBACR-1D) 1.50%	11/22/19	(901)	(7,223)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Dexus	(RBACR-1D) 1.50%	11/22/19	(291)	(2,085)	-
DowDuPont Inc	(RBACR-1D) 1.50%	10/03/19	(185)	(11,699)	-
Goodman Group	(RBACR-1D) 1.50%	11/22/19	(287)	(1,965)	-
GPT Group/The	(RBACR-1D) 1.50%	11/22/19	(621)	(2,269)	-
Mirvac Group	(RBACR-1D) 1.50%	11/22/19	(1,426)	(2,411)	-
National Australia Bank Ltd	(RBACR-1D) 1.50%	11/22/19	(362)	(7,911)	-
Scentre Group	(RBACR-1D) 1.50%	11/22/19	(698)	(2,123)	-
Stockland	(RBACR-1D) 1.50%	11/22/19	(784)	(2,450)	-
Telstra Corp Ltd	(RBACR-1D) 1.50%	11/22/19	(5,219)	(12,528)	-
TPG Telecom Ltd	(RBACR-1D) 1.50%	11/22/19	(2,972)	(12,518)	-
Westpac Banking Corp	(RBACR-1D) 1.50%	11/22/19	(317)	(6,853)	-
Adecco Group AG	(SARON-1D) -0.74%	12/23/19	(16)	(1,066)	-
Aryzta AG	(SARON-1D) -0.74%	12/23/19	(150)	(3,185)	-
Basilea Pharmaceutica AG	(SARON-1D) -0.74%	12/23/19	(48)	(3,365)	-
Burckhardt Compression Holding AG	(SARON-1D) -0.74%	12/23/19	(7)	(2,284)	-
Credit Suisse Group AG	(SARON-1D) -0.74%	12/23/19	(162)	(2,749)	-
Dufry AG	(SARON-1D) -0.74%	12/23/19	(12)	(1,707)	-
GAM Holding AG	(SARON-1D) -0.74%	12/23/19	(75)	(1,206)	-
Halcon Resources Corp	(SARON-1D) -0.74%	12/23/19	(144)	(773)	-
Helvetia Holding AG	(SARON-1D) -0.74%	12/23/19	(2)	(1,193)	-
Implenia AG	(SARON-1D) -0.74%	12/23/19	(7)	(538)	-
LafargeHolcim Ltd	(SARON-1D) -0.74%	12/23/19	(47)	(2,628)	-
Landis+Gyr Group AG	(SARON-1D) -0.74%	12/23/19	(59)	(4,464)	-
Lonza Group AG	(SARON-1D) -0.74%	12/23/19	(10)	(2,467)	-
Maxar Technologies Ltd	(SARON-1D) -0.74%	08/07/19	(73)	(3,308)	-
Meyer Burger Technology AG	(SARON-1D) -0.74%	12/23/19	(759)	(955)	-
Nestle SA	(SARON-1D) -0.74%	12/23/19	(13)	(1,011)	-
Novartis AG	(SARON-1D) -0.74%	12/23/19	(100)	(7,748)	-
Panalpina Welttransport Holding AG	(SARON-1D) -0.74%	12/23/19	(8)	(1,017)	-
PSP Swiss Property AG	(SARON-1D) -0.74%	12/23/19	(38)	(3,564)	-
Roche Holding AG	(SARON-1D) -0.74%	12/23/19	(41)	(9,147)	-
Sonova Holding AG	(SARON-1D) -0.74%	12/23/19	(9)	(1,493)	-
Sulzer AG	(SARON-1D) -0.74%	12/23/19	(9)	(1,045)	-
Swatch Group AG/The	(SARON-1D) -0.74%	12/23/19	(7)	(3,384)	-
Swiss Prime Site AG	(SARON-1D) -0.74%	12/23/19	(11)	(1,034)	-
Swiss Re AG	(SARON-1D) -0.74%	12/23/19	(14)	(1,339)	-
Swisscom AG	(SARON-1D) -0.74%	12/23/19	(11)	(5,301)	-
u-blox Holding AG	(SARON-1D) -0.74%	12/23/19	(5)	(917)	-
UBS Group AG	(SARON-1D) -0.74%	12/23/19	(139)	(2,355)	-
AA PLC	(SONIA-1D) 0.45%	06/21/19	(1,634)	(3,062)	-
Acacia Mining PLC	(SONIA-1D) 0.45%	06/21/19	(479)	(950)	-
Aggreko PLC	(SONIA-1D) 0.45%	06/21/19	(262)	(2,643)	-
Associated British Foods PLC	(SONIA-1D) 0.45%	06/21/19	(33)	(1,229)	-
AstraZeneca PLC	(SONIA-1D) 0.45%	06/24/19	(72)	(5,061)	-
Babcock International Group PLC	(SONIA-1D) 0.45%	06/21/19	(413)	(4,186)	-
Barclays PLC	(SONIA-1D) 0.45%	06/21/19	(393)	(1,122)	-
British American Tobacco PLC	(SONIA-1D) 0.45%	06/21/19	(323)	(17,791)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
British Land Co PLC/The	(SONIA-1D) 0.45%	06/21/19	(2,073)	(19,199)	-
BT Group PLC	(SONIA-1D) 0.45%	06/21/19	(1,726)	(5,930)	-
Capita PLC	(SONIA-1D) 0.45%	06/21/19	(952)	(2,512)	-
Capital & Counties Properties PLC	(SONIA-1D) 0.45%	06/21/19	(660)	(2,621)	-
Close Brothers Group PLC	(SONIA-1D) 0.45%	06/21/19	(58)	(1,227)	-
Cobham PLC	(SONIA-1D) 0.45%	06/21/19	(1,482)	(2,349)	-
ConvaTec Group PLC	(SONIA-1D) 0.45%	06/21/19	(1,419)	(4,245)	-
Daily Mail & General Trust PLC	(SONIA-1D) 0.45%	06/21/19	(293)	(2,720)	-
Derwent London PLC	(SONIA-1D) 0.45%	06/21/19	(34)	(1,494)	-
Dignity PLC	(SONIA-1D) 0.45%	06/21/19	(193)	(2,900)	-
Dixons Carphone PLC	(SONIA-1D) 0.45%	06/21/19	(1,090)	(3,048)	-
Elementis PLC	(SONIA-1D) 0.45%	06/21/19	(235)	(918)	-
Essentra PLC	(SONIA-1D) 0.45%	06/21/19	(585)	(3,553)	-
First Data Corp	(SONIA-1D) 0.45%	10/03/19	(63)	(1,140)	-
Firstgroup PLC	(SONIA-1D) 0.45%	06/21/19	(1,217)	(1,892)	-
GlaxoSmithKline PLC	(SONIA-1D) 0.45%	06/21/19	(355)	(7,146)	-
Go-Ahead Group PLC	(SONIA-1D) 0.45%	06/21/19	(84)	(2,246)	-
Great Portland Estates PLC	(SONIA-1D) 0.45%	06/21/19	(262)	(2,517)	-
Greencore Group PLC	(SONIA-1D) 0.45%	06/21/19	(856)	(1,872)	-
Greene King PLC	(SONIA-1D) 0.45%	06/21/19	(551)	(4,151)	-
Grifols SA	(SONIA-1D) 0.45%	08/07/19	(191)	(5,388)	-
Halfords Group PLC	(SONIA-1D) 0.45%	06/21/19	(335)	(1,748)	-
Hammerson PLC	(SONIA-1D) 0.45%	06/21/19	(2,673)	(20,212)	-
Hikma Pharmaceuticals PLC	(SONIA-1D) 0.45%	06/21/19	(466)	(8,267)	-
IG Group Holdings PLC	(SONIA-1D) 0.45%	06/21/19	(116)	(1,326)	-
Imperial Brands PLC	(SONIA-1D) 0.45%	06/21/19	(585)	(20,986)	-
Inmarsat PLC	(SONIA-1D) 0.45%	06/21/19	(771)	(3,994)	-
Intu Properties PLC	(SONIA-1D) 0.45%	06/21/19	(7,106)	(19,115)	-
Investec PLC	(SONIA-1D) 0.45%	06/21/19	(150)	(1,193)	-
ITV PLC	(SONIA-1D) 0.45%	06/21/19	(706)	(1,475)	-
Japan Post Holdings Co Ltd	(SONIA-1D) 0.45%	10/03/19	(500)	(6,077)	-
JELD-WEN Holding Inc	(SONIA-1D) 0.45%	10/03/19	(31)	(871)	-
Just Group PLC	(SONIA-1D) 0.45%	06/21/19	(543)	(1,056)	-
Kier Group PLC	(SONIA-1D) 0.45%	06/21/19	(114)	(1,688)	-
Kingfisher PLC	(SONIA-1D) 0.45%	06/21/19	(358)	(1,498)	-
Lancashire Holdings Ltd	(SONIA-1D) 0.45%	03/25/20	(124)	(1,018)	-
Lloyds Banking Group PLC	(SONIA-1D) 0.45%	06/21/19	(547)	(487)	-
Marks & Spencer Group PLC	(SONIA-1D) 0.45%	06/21/19	(675)	(2,675)	-
Marston's PLC	(SONIA-1D) 0.45%	06/21/19	(2,487)	(3,696)	-
Mediclinic International PLC	(SONIA-1D) 0.45%	06/21/19	(286)	(2,643)	-
Merlin Entertainments PLC	(SONIA-1D) 0.45%	06/21/19	(763)	(3,865)	-
Mitie Group PLC	(SONIA-1D) 0.45%	06/21/19	(808)	(2,041)	-
Moneysupermarket.com Group PLC	(SONIA-1D) 0.45%	06/21/19	(230)	(949)	-
Pearson PLC	(SONIA-1D) 0.45%	06/21/19	(282)	(3,239)	-
Petrofac Ltd	(SONIA-1D) 0.45%	06/21/19	(225)	(1,871)	-
Pets at Home Group Plc	(SONIA-1D) 0.45%	06/21/19	(988)	(2,082)	-
Playtech Plc	(SONIA-1D) 0.45%	06/21/19	(60)	(670)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
Provident Financial PLC	(SONIA-1D) 0.45%	03/25/20	(213)	(1,947)	-
QinetiQ Group PLC	(SONIA-1D) 0.45%	06/21/19	(363)	(1,152)	-
Randgold Resources Ltd	(SONIA-1D) 0.45%	06/21/19	(13)	(1,051)	-
Restaurant Group PLC/The	(SONIA-1D) 0.45%	06/21/19	(709)	(2,963)	-
Rightmove PLC	(SONIA-1D) 0.45%	06/21/19	(18)	(1,132)	-
Royal Bank of Scotland Group PLC	(SONIA-1D) 0.45%	06/21/19	(174)	(648)	-
Royal Mail PLC	(SONIA-1D) 0.45%	06/21/19	(206)	(1,649)	-
Saga PLC	(SONIA-1D) 0.45%	06/21/19	(3,082)	(5,769)	-
Sage Group PLC/The	(SONIA-1D) 0.45%	03/25/20	(115)	(1,006)	-
Segro PLC	(SONIA-1D) 0.45%	06/21/19	(1,423)	(12,665)	-
Serco Group PLC	(SONIA-1D) 0.45%	06/21/19	(2,357)	(3,125)	-
Shire PLC	(SONIA-1D) 0.45%	06/21/19	(141)	(7,508)	-
Solocal Group	(SONIA-1D) 0.45%	08/07/19	(1,280)	(1,645)	-
Spectris PLC	(SONIA-1D) 0.45%	06/21/19	(47)	(1,741)	-
Spire Healthcare Group PLC	(SONIA-1D) 0.45%	06/21/19	(804)	(2,525)	-
Sports Direct International PLC	(SONIA-1D) 0.45%	06/21/19	(528)	(2,929)	-
Stagecoach Group PLC	(SONIA-1D) 0.45%	06/21/19	(1,459)	(3,135)	-
Standard Chartered PLC	(SONIA-1D) 0.45%	06/21/19	(119)	(1,257)	-
Tate & Lyle PLC	(SONIA-1D) 0.45%	06/21/19	(141)	(1,116)	-
Travis Perkins PLC	(SONIA-1D) 0.45%	06/21/19	(87)	(1,521)	-
Ultra Electronics Holdings PLC	(SONIA-1D) 0.45%	06/21/19	(92)	(1,784)	-
Vectura Group PLC	(SONIA-1D) 0.45%	06/21/19	(1,364)	(1,526)	-
Virgin Money Holdings UK PLC	(SONIA-1D) 0.45%	06/21/19	(639)	(2,453)	-
Vodafone Group PLC	(SONIA-1D) 0.45%	06/21/19	(650)	(1,894)	-
Whitbread PLC	(SONIA-1D) 0.45%	06/21/19	(29)	(1,710)	-
WPP PLC	(SONIA-1D) 0.45%	06/21/19	(85)	(1,461)	-
Next PLC	(SONIA-1D) 0.46%	06/21/19	(25)	(1,810)	-
Centrica PLC	(SONIA-1D) 0.47%	06/21/19	(1,374)	(2,911)	-
Ahlsell AB	(STIBO-1W) -0.52%	01/09/20	(734)	(4,399)	-
Betsson AB	(STIBO-1W) -0.52%	01/09/20	(342)	(2,444)	-
BillerudKorsnas AB	(STIBO-1W) -0.52%	01/09/20	(66)	(975)	-
Elekta AB	(STIBO-1W) -0.52%	01/09/20	(197)	(2,241)	-
Essity AB	(STIBO-1W) -0.52%	01/09/20	(104)	(2,653)	-
Evolent Health Inc	(STIBO-1W) -0.52%	10/03/19	(75)	(1,238)	-
Extraction Oil & Gas Inc	(STIBO-1W) -0.52%	10/03/19	(83)	(1,172)	-
Getinge AB	(STIBO-1W) -0.52%	01/09/20	(311)	(2,905)	-
Hennes & Mauritz AB	(STIBO-1W) -0.52%	01/09/20	(358)	(6,135)	-
JM AB	(STIBO-1W) -0.52%	01/09/20	(69)	(1,372)	-
Kungsleden AB	(STIBO-1W) -0.52%	01/09/20	(195)	(1,390)	-
Millicom International Cellular SA	(STIBO-1W) -0.52%	10/03/19	(55)	(3,674)	-
NCC AB	(STIBO-1W) -0.52%	01/09/20	(66)	(1,220)	-
Netent AB	(STIBO-1W) -0.52%	01/09/20	(205)	(1,179)	-
Nobia AB	(STIBO-1W) -0.52%	01/09/20	(205)	(1,620)	-
OVS SpA	(STIBO-1W) -0.52%	08/07/19	(182)	(776)	-
Ratos AB	(STIBO-1W) -0.52%	01/09/20	(1,005)	(3,998)	-
Resurs Holding AB	(STIBO-1W) -0.52%	01/09/20	(106)	(686)	-
Skanska AB	(STIBO-1W) -0.52%	01/09/20	(63)	(1,234)	-

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Shares	Notional amount/ Value $	Unrealized appreciation/ (depreciation) $
SKF AB	(STIBO-1W) -0.52%	01/09/20	(55)	(1,120)	-
Tele2 AB	(STIBO-1W) -0.52%	01/09/20	(274)	(3,573)	-
Telefonaktiebolaget LM Ericsson	(STIBO-1W) -0.52%	01/09/20	(444)	(3,413)	-
Telia Co AB	(STIBO-1W) -0.52%	01/09/20	(1,514)	(7,477)	-
					-

BBSW – Bank Bill Swap Rate

CIBOR – Copenhagen Interbank Offered Rate

DISC – BMO Global Consumer Discretionary Hedged to CAD Index ETF

EONIA – Euro Overnight Index Average

FEDEF – Federal Funds Rate

HIBOR – Hong Kong Interbank Offered Rate

HONIX – Hong Kong Brokers’ Association Overnight Rate

 LIBOR – London Interbank Offered Rate

MUTSC – Dow Jones High Yield 10 Index

NIBOR – Norwegian Interbank Offered Rate

RBACR – Reserve Bank of Australia Cash Rate

 SARON – Swiss Average Rate Overnight

 SONIA – Sterling Overnight Interbank Average Rate

 STIBO – Stockholm Interbank Offered Rate

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

A list of open futures contracts held by the Fund at April 30, 2018 are as follows:

Type of contract	Number of contracts long/(short)	Expiration date	Notional amount $	Value $	Unrealized appreciation/ (depreciation) $
3-Month
EURIBOR	1	Mar-2021	307,523	300,433	(19)
3-Month
EURIBOR	2	Jun-2019	618,186	605,276	104
3-Month
EURIBOR	1	Mar-2019	308,740	302,865	30
3-Month
EURIBOR	3	Mar-2020	921,270	905,196	208
3-Month
EURIBOR	3	Jun-2020	915,667	904,199	55
3-Month
EURIBOR	3	Dec-2019	924,480	906,102	179
3-Month
EURIBOR	2	Dec-2020	611,303	601,501	163
3-Month
EURIBOR	3	Sep-2019	925,436	907,008	149
3-Month
EURIBOR	2	Sep-2020	613,978	602,165	9
90-Day Euro$	(11)	Sep-2019	(2,685,794)	(2,669,975)	15,819
90-Day Euro$	(7)	Mar-2021	(1,698,896)	(1,696,888)	2,008
90-Day Euro$	(3)	Jun-2021	(727,361)	(727,238)	123
90-Day Euro$	(10)	Jun-2019	(2,441,807)	(2,428,750)	13,057
90-Day Euro$	(11)	Jun-2020	(2,681,019)	(2,667,500)	13,519
90-Day Euro$	(10)	Sep-2020	(2,436,295)	(2,424,750)	11,545
90-Day Euro$	(7)	Mar-2019	(1,709,996)	(1,701,788)	8,208
90-Day Euro$	(11)	Mar-2020	(2,680,457)	(2,667,775)	12,682
90-Day Euro$	(9)	Dec-2020	(2,190,058)	(2,181,713)	8,345
90-Day Euro$	(3)	Dec-2018	(733,011)	(730,163)	2,848
90-Day Euro$	(11)	Dec-2019	(2,680,682)	(2,668,325)	12,357
90-Day Sterling	(1)	Jun-2021	(171,798)	(169,587)	(138)
90-Day Sterling	(5)	Jun-2020	(857,849)	(849,225)	252
90-Day Sterling	(5)	Jun-2019	(860,110)	(851,463)	(605)
90-Day Sterling	(2)	Dec-2018	(347,364)	(341,136)	(118)
90-Day Sterling	(5)	Sep-2020	(857,121)	(848,880)	(314)
90-Day Sterling	(5)	Sep-2019	(864,535)	(850,860)	(423)
90-Day Sterling	(4)	Dec-2020	(690,982)	(678,829)	(586)
90-Day Sterling	(5)	Dec-2019	(865,410)	(850,172)	(526)
90-Day Sterling	(5)	Jun-2018	(915,588)	(887,603)	570
90-Day Sterling	(3)	Mar-2021	(514,905)	(508,915)	(431)
90-Day Sterling	(5)	Mar-2020	(860,982)	(849,655)	21
90-Day Sterling	(4)	Mar-2019	(690,756)	(681,721)	83
AUD/USD
Currency	(5)	Jun-2018	(382,267)	(376,500)	5,767
Australian 10-
Year Bond	(1)	Jun-2018	(100,678)	(96,540)	(95)
Australian 3-Year
Bond	(4)	Jun-2018	(347,944)	(334,887)	(101)
Bank Accept	(1)	Sep-2018	(196,178)	(191,096)	(267)

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Type of contract	Number of contracts long/(short)	Expiration date	Notional amount $	Value $	Unrealized appreciation/ (depreciation) $
Brent Crude	7	Jun-2018	502,444	522,830	20,386
Brent Crude	4	Jul-2018	287,212	296,680	9,468
British Pound	11	Jun-2018	971,625	947,100	(24,525)
CAC40 10 Euro
Index	1	May-2018	65,300	66,125	1,312
CAD Currency	(12)	Jun-2018	(928,869)	(935,280)	(6,411)
Coffee	(4)	Jul-2018	(179,942)	(184,200)	(4,258)
Coffee	(3)	Sep-2018	(136,292)	(140,569)	(4,277)
Coffee Robusta	(1)	Sep-2018	(17,449)	(17,420)	29
Coffee Robusta	(2)	Jul-2018	(35,299)	(35,120)	179
Copper	(5)	Jul-2018	(390,110)	(384,250)	5,860
Corn	(15)	Jul-2018	(293,492)	(300,563)	(7,071)
Corn	(8)	Sep-2018	(160,071)	(163,000)	(2,929)
Cotton No. 2	1	Dec-2018	39,141	39,390	249
Cotton No. 2	2	Jul-2018	83,046	83,840	794
Euro	9	Jun-2018	1,396,274	1,363,838	(32,436)
Euro Stoxx 50	(25)	Jun-2018	(1,024,664)	(1,049,319)	(48,338)
Euro-Bobl	1	Jun-2018	158,446	158,274	84
Euro-BTP	1	Jun-2018	171,191	167,951	(217)
Euro-Bund	2	Jun-2018	393,022	383,578	(1,766)
Euro-Schatz	(12)	Jun-2018	(1,658,785)	(1,622,584)	(1,586)
FTSE 100 Index	(3)	Jun-2018	(299,435)	(308,252)	(15,374)
Gasoline	6	May-2018	522,227	536,962	14,735
Gasoline	3	Jul-2018	262,103	267,977	5,874
Gold	(4)	Jun-2018	(534,878)	(527,680)	7,198
Hang Seng China
Enterprises
Index	1	May-2018	77,352	78,138	799
Hang Seng Index	1	May-2018	193,698	195,362	1,696
ICE White Sugar	(1)	Jul-2018	(17,119)	(16,540)	579
ICE White Sugar	(1)	Sep-2018	(16,924)	(16,390)	534
Japanese Yen	(7)	Jun-2018	(824,034)	(803,075)	20,959
KC HRW Wheat	(3)	Jul-2018	(75,836)	(80,625)	(4,789)
KC HRW Wheat	(1)	Sep-2018	(26,249)	(27,763)	(1,514)
Lean Hogs	(3)	Jun-2018	(89,108)	(87,240)	1,868
Live Cattle	(3)	Jul-2018	(126,568)	(127,320)	(752)
Live Cattle	(1)	Sep-2018	(40,249)	(41,810)	(1,561)
LME Copper	(1)	Jun-2018	(172,696)	(169,825)	2,871
LME Copper	(4)	Jul-2018	(683,500)	(680,400)	3,100
LME Lead	(2)	Jul-2018	(118,412)	(115,975)	2,437
LME Nickel	1	May-2018	77,026	81,606	4,580
LME Nickel	1	Jun-2018	85,289	81,726	(3,563)
LME Nickel	3	Aug-2018	256,080	245,898	(10,182)
LME Primary
Aluminum	1	Jul-2018	64,174	56,538	(7,636)
LME Primary
Aluminum	3	Aug-2018	167,078	168,488	1,410
LME Zinc	(1)	Aug-2018	(77,801)	(78,175)	(374)
Low Sulphur
Gasoil	5	Jun-2018	314,653	325,250	10,597

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Type of contract	Number of contracts long/(short)	Expiration date	Notional amount $	Value $	Unrealized appreciation/ (depreciation) $
Low Sulphur
Gasoil	2	May-2018	121,026	131,100	10,074
Low Sulphur
Gasoil	2	Jul-2018	130,176	129,500	(676)
Mexican Peso	9	Jun-2018	238,595	238,680	85
Mill Wheat	(1)	Sep-2018	(10,286)	(10,390)	(122)
MSCI Emerging
Markets	1	Jun-2018	60,976	57,610	(3,366)
NASDAQ 100
Index E-MINI	1	Jun-2018	143,311	132,260	(11,051)
Natural Gas	4	Jun-2018	111,222	110,520	(702)
Natural Gas	4	Jun-2018	112,302	112,000	(302)
Natural Gas	5	May-2018	106,717	109,686	4,189
New Zealand
Dollar	1	Jun-2018	72,731	70,380	(2,351)
Nikkei 225 Index	1	Jun-2018	201,208	205,712	10,797
NY Harbor ULSD	7	Jun-2018	614,350	631,894	17,544
NY Harbor ULSD	3	Jul-2018	263,720	270,056	6,336
NYMEX Cocoa	2	Jul-2018	56,651	56,500	(151)
NYMEX Cocoa	(4)	Sep-2018	(102,448)	(113,200)	(10,752)
NYMEX Cocoa	(1)	Jul-2018	(26,059)	(26,239)	(180)
OMX Stockholm
30	(1)	May-2018	(18,245)	(17,900)	(397)
Platinum	(2)	Jul-2018	(95,379)	(90,440)	4,939
Red Wheat	(3)	Jul-2018	(91,266)	(92,325)	(1,059)
Russell 2000
Index E-MINI	(7)	Jun-2018	(561,976)	(540,330)	21,646
S&P 500 Index E-
MINI	4	Jun-2018	542,812	529,400	(13,412)
SGX Nifty 50	1	Jun-2018	21,163	21,570	407
Short-Term Euro-
BTP	1	Jun-2018	139,221	136,236	36
Silver	(10)	Jul-2018	(843,700)	(820,050)	23,650
Soybean	1	Aug-2018	52,888	52,538	(350)
Soybean	1	Jul-2018	52,088	52,425	337
Soybean Meal	1	Aug-2018	37,931	39,240	1,309
Soybean Meal	2	Jul-2018	78,211	78,760	549
Soybean Oil	(2)	Aug-2018	(37,943)	(36,912)	1,031
Soybean Oil	(4)	Jul-2018	(75,838)	(73,488)	2,350
Sugar No. 11	(10)	Oct-2018	(136,231)	(134,288)	1,943
Sugar No. 11	(21)	Jul-2018	(289,329)	(276,360)	12,969
Swiss Franc	(9)	Jun-2018	(1,183,970)	(1,139,850)	44,120
Topix Index	4	Jun-2018	643,605	650,491	20,406
U.S. 10-Year
Treasury Note	5	Jun-2018	601,800	598,125	(3,675)
U.S. 2-Year
Treasury Note	(20)	Jul-2018	(4,250,239)	(4,240,938)	9,301
U.S. 5-Year
Treasury Note	(15)	Jul-2018	(1,710,875)	(1,702,617)	8,258

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

Type of contract	Number of contracts long/(short)	Expiration date	Notional amount $	Value $	Unrealized appreciation/ (depreciation) $
U.S. Long
Treasury Bond	(1)	Jun-2018	(141,874)	(143,844)	(1,970)
Wheat	(3)	Sep-2018	(75,873)	(78,938)	(3,065)
Wheat	(5)	Jul-2018	(122,535)	(127,625)	(5,090)
WTI Crude Oil	3	Jun-2018	195,202	205,440	10,238
WTI Crude Oil	6	May-2018	386,463	411,420	24,957
			(32,673,358)	(32,377,204)	221,317

AUD - Australian Dollar	M SCI - M organ Stanley Capital International
Bobl - German Federal Obligations	NASDAQ - National Association of Securities Dealers Automated Quotations
BTP - Long Italian Bond	NYM EX - New York M ercantile Exchange
CAC - Cotation Assistee en Continu (Paris Stock Exchange)	OM X - Stockholm Stock Exchange
CAD - Canadian Dollar	S&P - Standard & Poors
EURIBOR - Euro Interbank Offered Rate	SGX - Singapore Exchange
E-M INI - Futures contract 1/5 the size of a standard contract	Schatz - Short-term German Federal Obligations
FTSE - Financial Times Stock Exchange	WTI - West Texas Intermediate
ICE - Intercontinental Exchange	ULSD - Ultra-low Sulphur Diesel
KC HRW - Kansas City Hard Red Winter	USD - United States Dollar
LM E - London Metal Exchange

As of April 30, 2018, the Fund’s net assets were $14,999,192.

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED SCHEDULE OF INVESTMENTS – CONTINUED

The following shows the levels of inputs used as of April 30, 2018, in valuing the Fund’s financial instruments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
	$	$	$	$
U.S. Treasury Obligations	-	7,948,417	-	7,948,417
Total Investments in Securities	-	7,948,417	-	7,948,417

Financial Instruments	Level 1	Level 2	Level 3	Total
	$	$	$	$
Equity Swaps*
Unrealized appreciation	-	-	-	-
Unrealized depreciation	-	-	-	-
Futures Contracts
Unrealized appreciation	463,170	-	-	463,170
Unrealized depreciation	(241,853)	-	-	(241,853)
Total Financial Instruments	221,317	-	-	221,317

* Equity swaps reflect a fair value of $0 at the close of business on April 30, 2018 as the monthly realization of gains and losses on these positions was crystallized on April 30, 2018, upon the monthly re-set. On April 30, 2018, the Fund realized a gain of $38,018 on equity swaps.

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                        Winton Diversified Opportunities Fund
                                                                                                                                April 30, 2018 (Unaudited)

____________________________________________________________________________________________________

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets:	$
Investments (Cost $7,976,219) (Note 3)	7,948,417
Cash collateral on derivative contracts	3,464,173
Cash	3,249,863
Due from broker (Note 2)	401,171
Foreign currency (Cost $355,231)	351,572
Dividends receivable	31,750
Deposits held with broker (Note 2)	30,054
Receivable from Investment Adviser (Note 7)	23,618
Reclaims receivable	381
Prepaid expenses	4,367
Total assets	15,505,366
Liabilities:
Due to broker (Note 2)	365,557
Dividends payable (Note 2)	18,173
Payable due to Administrator (Note 6)	13,562
Interest payable (Note 2)	4,079
Chief Compliance Officer fees payable (Note 5)	2,132
Payable due to Trustees	1,844
Unrealized depreciation on spot currency contracts	3
Other accrued expenses	100,824
Total liabilities	506,174
Net assets	14,999,192
Net assets consist of:
Paid-in capital	15,922,719
Distributions in excess of net investment income	(144,504)
Accumulated net realized loss on futures contracts, swap contracts and foreign
currency transactions	(969,063)
Net unrealized depreciation on investments	(27,802)
Net unrealized appreciation on futures contracts	221,317
Net unrealized depreciation on foreign currency translation	(3,475)
Net assets	14,999,192

Net Asset Value, Offering and Redemption Price Per Share –
Class I shares (unlimited authorization - no par value)
($14,999,192 ÷ 853,136 shares)	17.58

The accompanying notes are an integral part of the consolidated financial statements.

                                    Winton Diversified Opportunities Fund
                                                           For the six-months ended April 30, 2018
                                                           (Unaudited)

_________________________________________________________________

CONSOLIDATED STATEMENT OF OPERATIONS
Investment income	$
Dividends	83,367
Interest	52,967
Less: foreign taxes withheld	(1,190)
Total investment income	135,144

Expenses
Professional fees	111,221
Dividend expense (Note 2)	103,763
Investment advisory fees (Note 7)	93,641
Administration fees (Note 6)	81,821
Interest expense (Note 2)	26,655
Custodian fees	24,706
Transfer Agent fees	21,993
Insurance and other expenses	20,759
Trustees' fees	16,347
Printing fees	13,783
Chief Compliance Officer fees (Note 5)	3,040
Total expenses	517,729
Less:
Investment advisory fees waived (Note 7)	(93,641)
Reimbursement from Investment Adviser (Note 7)	(173,060)
Net expenses	251,028

Net investment loss	(115,884)

Net realized (loss)/gain on:
Futures contracts	811,686
Swap contracts	(30,144)
Foreign currency transactions	21,261
802,803
Net change in unrealized appreciation/(depreciation) on:
Investments	(19,893)
Futures contracts	(271,315)
Foreign currency and translation of other assets and liabilities denominated
in foreign currency	(1,616)
(292,824)

Net realized gain and unrealized appreciation	509,979

Net increase in net assets resulting from operations	394,095

The accompanying notes are an integral part of the consolidated financial statements.

                                                      Winton Diversified Opportunities Fund

_____________________________________________________________________________

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2018 (Unaudited) $	Year ended October 31, 2017 $

Operations:
Net investment loss	(115,884)	(232,229)
Net realized gain on futures contracts, swap contracts and
foreign currency transactions	802,803	250,940
Net change in unrealized appreciation/(depreciation) on
futures contracts, foreign currency and translation of other
assets and liabilities denominated in foreign currency	(292,824)	507,139
Net increase in net assets resulting from operations	394,095	525,850
Dividends and distributions from:
Net investment income	(122,648)	—
Total dividends and distributions	(122,648)	—
Capital share transactions(1) :

Class I shares
Issued	270,000	3,220,000
Reinvestment of dividends	105,692	—
Redeemed	(909,101)	(100,244)
Net increase in net assets from capital share transactions	(533,409)	3,119,756
Total increase/(decrease) in net assets	(261,962)	3,645,606
Net assets:
Beginning of period /year	15,261,154	11,615,548
End of period/year	14,999,192	15,261,154
(Distributions in excess of net investment
income)/Undistributed net investment income	(144,504)	94,028

(1) See Note 10 – Share transactions in Notes to the consolidated financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                                                              Winton Diversified Opportunities Fund

_______________________________________________________________________________________________________________________________

CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the periods/years
	Six-month
	period		Year	Year
	ended April		Ended	Ended	Period ended
	30, 2018		October 31,	October 31,	October 31,
	(Unaudited)		2017	2016	2015*
Class I shares	$		$	$	$

Net asset value, beginning of
period/year	17.27		16.67	19.47	20.00
Income from operations:
Net investment loss(1)	(0.13)		(0.28)	(0.12)	(0.02)
Net realized and unrealized
gain/(loss) on investments	0.58		0.88	(1.21)	(0.51)
Total from operations	0.45		0.60	(1.33)	(0.53)
Dividends and distributions from:
Net investment income	(0.14)		—	(1.47)	—
Total dividends and
distributions	(0.14)		—	(1.47)	—
Net asset value, end of
period/year	17.58		17.27	16.67	19.47
Total return†	2.60%		3.60%	(7.46)%	(2.65)%

Ratios and supplemental data
Net assets, end of period/year
($ Thousands)	$14,999		$15,261	$11,616	$9,736
Ratio of expenses to average
net assets (including
dividend expense, interest
expense, waivers and
reimbursements)(2)	3.35	%(3)	2.46%	2.99%	2.72	%(3)
Ratio of expenses to average
net assets (including
dividend expense, interest
expense, excluding waivers
and reimbursements)	6.91	%(3)	6.90%	7.30%	15.98	%(3)
Ratio of net investment loss to
average net assets	(1.55	)%(3)	(1.66)%	(0.64)%	(1.43	)%(3)
Portfolio turnover rate(4)	0.00%		0.00%	0.00%	0.00%

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                                                                                                                                                                    Winton Diversified Opportunities Fund

____________________________________________________________________________________________________________________________________________________________________________________________________

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

*	The Fund commenced operations on September 30, 2015.
(1)	Per share calculations were performed using average shares for the period.
(2)	Excluding dividend and interest expense, the ratios of expenses to net assets would have been 1.61% across all periods.
(3)	Annualized
(4)

Portfolio turnover is for the period indicated and has not been annualized. The Fund holds equity swap contracts which reset each month and/or have been sold during the year or period. These holdings are specifically excluded from the portfolio turnover rate calculation.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the consolidated financial statements.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. Organization

Winton Diversified Opportunities Fund (the “Fund”) is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on September 30, 2015. The Fund is a closed-end diversified investment management company that operates as an interval fund. The Fund offered Class A and Class I shares of beneficial interest designated to investors eligible to invest in the Fund. As of April 30, 2018, only Class I shares were operational. On May 25, 2018, the Fund ceased operations and liquidated any remaining assets. See Note 13 for details of the liquidation.

The Adviser is Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser, serves as the Fund’s investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Winton Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and its Subsidiary (as defined below), and is responsible for their investment activities. The Adviser is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator and is a member of the National Futures Association. A claim of exemption pursuant to CFTC Rules has been made with respect to the Fund by the Adviser.

The Fund's investment objective is to seek to achieve long-term capital appreciation through compound growth. The investment strategy of the Fund is to invest globally long and short, using leverage, in a diversified range of liquid instruments (including futures, forwards, equity securities (which may include common stocks of companies of any market capitalization, depositary receipts and exchange traded funds), derivatives linked to such securities (including swaps and equity index futures) and other related instruments) to construct a diversified portfolio by following a systematic investment process that is based on statistical research. The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary, Winton Diversified Opportunities Fund Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”), which may then invest in such instruments directly or indirectly. The Fund may also invest a significant portion of its assets in other instruments for cash management purposes and to serve as collateral for its derivative instruments. These other instruments are expected to be predominantly comprised of short-term U.S. Treasury obligations but may include debt instruments of any government, corporation or other entity and may include other instruments such as money market funds and repurchase or reverse repurchase transactions.

The Fund seeks to achieve its investment objective in accordance with its investment strategy by following an investment process that is based on statistical analysis of historical data. This research is used to develop investment strategies that are operated

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Organization (continued)

as an automated, computer-based system. This investment system is implemented, with certain variations resulting from particular investment constraints, to create different investment programs, including the program used by the Fund (the “Program”).

An updated Prospectus and related Statement of Additional Information were issued on March 1, 2018.

2. Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund:

a) Statement of Compliance — These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies by the U.S. Financial Accounting Standards Board (“FASB”).

b) Use of estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

c) Fair value measurement — The Fund’s securities are recorded at fair value. The FASB Accounting Standards Codification (“ASC”) Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund’s investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

d) Commodity-linked investments — The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, other commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Significant accounting policies (continued)

d) Commodity-linked investments (continued) — is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code of 1986 (“Subchapter M of the Code”), the Fund
must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31
which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the
Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked futures, to a maximum of 10% of its gross income
(when combined with its other investments that produce non-qualifying income).

e) Securities sold short — The Fund may engage in short sales that are either
"uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the
Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. These proceeds are listed on the Consolidated Statement of Assets and Liabilities as Due from broker.
The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Significant accounting policies (continued)

e) Securities sold short (continued) — Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b)
otherwise cover the Fund's short position.

f) Futures contracts — The Fund and Subsidiary may enter into futures contracts or related options on futures contracts. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time.
Futures contracts are traded on commodity exchanges or boards of trade (known as
"contract markets") approved for such trading and regulated by the Commodity
Futures Trading Commission. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

g) Swap agreements — The Fund may invest in swap agreements as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments.

Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay. Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from counterparties, pricing services, brokers or market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the
Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. The equity swaps reset monthly, as such there was no unrealized appreciation or depreciation as of April 30, 2018.

All swaps held by the Fund during the six-month period ended April 30, 2018 had equity risk exposure.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Significant accounting policies (continued)

h) Investment in Subsidiary — The Fund invests in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the
Subsidiary’s investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary, however, is not registered under the 1940
Act and will not be subject to all of the investor protections of the 1940 Act. Thus the Fund, as an investor in its own Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Subsidiary commenced operations on September 30, 2015.

i) Federal income taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not”
(i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2018, the Fund did not have a liability for any unrecognized taxable benefits.

j) Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividends are recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount.
Amortization and accretion are calculated using the effective interest method over

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Significant accounting policies (continued)

j) Security transactions, dividend and investment income (continued) — the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

k) Foreign currency translation — The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of
Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid.

l) Dividends and distributions to shareholders — The Fund distributes its net investment income annually and distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3.Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter (“OTC”), are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used.

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-
party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.Investments (continued) designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”).

Exchange traded options on securities and indices purchased by the Fund or Subsidiary generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange-traded options on securities and indices written by the Fund or Subsidiary are generally valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the OTC market, if the OTC option is also an exchange-traded option, the Fund or Subsidiary will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund or Subsidiary will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's or Subsidiary’s pricing cycle. Swap contracts held by the Fund or Subsidiary are valued primarily using valuations from independent pricing services. If the valuations cannot be so sourced, then valuations can be based on broker quotations, or if no broker quotations are available, from the swap counterparty or by reference to daily quoted values for the indices or securities upon which the swap contract is valued. In the absence of the above, an appropriate method of valuation will be determined subject to the fair valuation procedures established by the Adviser.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.Investments (continued)

The Subsidiary’s assets and liabilities will also be valued in accordance with the methods listed above. The Fund’s investment in the Subsidiary is valued at the net asset value of the Subsidiary and the results of the Subsidiary are consolidated into the Fund for financial reporting purposes.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 — observable inputs other than quoted prices included in Level 1 that are observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. There were no Level 3 assets and liabilities as of and for the six-month period ended April 30, 2018.

For the six-month period ended April 30, 2018, there were no transfers between levels. It is the Fund’s policy to recognize transfers into and out of levels at the end of the reporting period.

For details of the investment classification, refer to the Consolidated Schedule of Investments.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.Investments (continued) Transactions

During the six-month period ended April 30, 2018, the Fund had purchases and maturities of U.S. Government obligations of $984,883 and $1,008,203 respectively.

4.Basis for consolidation for the Subsidiary

The Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Financial Highlights and the Notes to the Consolidated Financial Statements of the Fund include the accounts of its Subsidiary. All intercompany balances and transactions have been eliminated on consolidation of the Subsidiary.

The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a non-conforming tax year end of September 30. The net assets of the Subsidiary at April 30, 2018 were $1,398,744, which represented 9.33% of the net assets of the Fund.

Income, gains and losses attributed to the Fund’s investments in the Subsidiary, during the six-month period ended April 30, 2018, are as follows:

$
Investment Income:
Interest income
-
Net realized gain/(loss) on:
Futures contracts
343,616
Swap contracts
-
Foreign currency transactions
930
Net change in unrealized depreciation on:
Futures contracts
10,589
Foreign currency translation
(181)
Total income, gains and losses attributed to the Fund's
investments in the Subsidiary	354,954

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

5.Transactions with affiliates

An affiliate of the Adviser holds 63.1% of the Class I shares as of April 30, 2018.

Certain officers of the Fund are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Fund, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Fund.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Fund as incurred. The services include regulatory oversight of the Fund’s advisors and service providers, as required by SEC regulations.

The CCO’s services and fees are reviewed and approved by the Board. The Fund pays these fees to the Administrator.

6.Administration, Custodian, Transfer Agent and Distribution Agreements

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to certain minimums. For the six-month period ended April 30, 2018, the Fund incurred $81,821 in fees for these services, of which $13,562 was outstanding at April 30, 2018.

The Bank of New York Mellon (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement.

Atlantic Shareholder Services, LLC (the “Transfer Agent”) serves as the Fund’s transfer agent and dividend disbursing agent pursuant to a transfer agency agreement.

The Distributor is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other selling agents or sub-distributors for the sale and distribution of Fund shares.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.Investment Advisory Agreement

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of average net assets. The management fee is applied to the Fund’s net asset value (“NAV”) (before the deduction of any Incentive Fee (as defined below) and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee is accrued at least weekly and paid monthly, in arrears.

The Fund pays the Adviser a performance based incentive fee (“Incentive Fee”), quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Un-recouped Investment Losses (as defined below) as of the end of the previous calendar quarter.

The term “Investment Profits” refers to an increase in the NAV of a share attributable to the net realized and unrealized gains arising from the Fund’s investment activities during the calendar quarter (after deducting (i) interest earned on, and net realized and unrealized gains arising from, the Fund’s cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term “Un-recouped Investment Losses” refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund’s investment activities (after deducting (i) interest earned on, and net realized and unrealized gains arising from the Fund’s cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, Incentive Fees and non-routine expenses) from exceeding 1.61% of the Fund’s average daily net assets until February 28, 2019 (the “Expense Limitation”). This agreement may be terminated: (i) by the Board of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund, effective as of the close of business on February 28, 2019. During the six-month period ended April 30, 2018, fees which were waived and/or reimbursed by the Adviser were $266,701.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.Investment Advisory Agreement (continued)

The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary’s portfolio. The Subsidiary does not pay a separate management fee to the Adviser for these services.

8.Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

	Ordinary	Long-term	Return of
	income	capital gain	capital	Total
	$	$	$	$
2017	–	–	–	–
2016	773,521	–	51	773,572

As of October 31, 2017, the components of Accumulated Losses on a tax basis were as follows:

$
Undistributed ordinary income	122,592
Capital loss carryforwards long-term	(530,829)
Unrealized depreciation	(785,550)
Other temporary differences	(1,187)
Total Accumulated Losses	(1,194,974)

For Federal Income Tax purposes, the Fund may carry forward a net short term capital loss and a net long term capital loss to offset future capital gains, which are not subject to expiration. During the year ended October 31, 2017 the Fund utilized long term capital losses of $451,789 to offset capital gains.

Late year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017, that, in accordance with Federal

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8.Federal tax information (continued)

income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Other temporary differences are primarily mark to market gain from open futures.

9.Derivative transactions

The fair value of derivative instruments as of April 30, 2018 was as follows:

Asset Derivatives		Liability Derivatives
	($)		($)
Derivatives not accounted for as hedging instruments:*
Commodity contracts
Net assets – Unrealized		Net assets – Unrealized
appreciation on futures		depreciation on futures
contracts	215,163	contracts	71,355
Equity contracts
Net assets – Unrealized		Net assets – Unrealized
appreciation on futures		depreciation on futures
contracts	55,751	contracts	91,938
Foreign Exchange contracts
Net assets – Unrealized		Net assets – Unrealized
appreciation on futures		depreciation on futures
contracts	70,931	contracts	65,723
Interest rate contracts
Net assets – Unrealized		Net assets – Unrealized
appreciation on futures		depreciation on futures
contracts	121,325	contracts	12,837
Total derivatives not accounted
for as hedging instruments	463,170		241,853

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day's variation margin, as of April 30, 2018 is reported within the Consolidated Statement of Assets and Liabilities.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9.Derivative transactions (continued)

The tables below show the effect of derivative instruments on the Consolidated Statement of Operations for the six-month period ended April 30, 2018.

Amount of realized gain/(loss) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments
	Futures	Swaps	Total
	$	$	$
Commodity contracts	343,616	-	343,616
Equity contracts	759,784	(30,144)	729,640
Foreign exchange
contracts	(219,471)	-	(219,471)
Interest rate contracts	(72,243)	-	(72,243)
Total	811,686	(30,144)	781,542

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:
Derivatives not accounted for as hedging instruments
	Futures	Swaps	Total
	$	$	$
Commodity contracts	10,589	-	10,589
Equity contracts	(441,463)	-	(441,463)
Foreign exchange
contracts	21,788	-	21,788
Interest rate contracts	137,771	-	137,771
Total	(271,315)	-	(271,315)

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9.Derivative transactions (continued)

The following table discloses the volume of the Fund’s futures contracts and swap contracts activity during the six-month period ended April 30, 2018:

	Commodity	Equity	Foreign Exchange	Interest
	Contracts	Contracts	Contracts	Contracts
	$	$	$	$
Futures Contracts
Average Notional Balance Long	6,087,665	7,856,220	4,066,393	12,090,699
Average Notional Balance Short	3,663,051	2,020,350	4,228,241	41,963,390
Ending Notional Balance Long	4,979,421	1,949,425	2,679,224	7,610,263
Ending Notional Balance Short	5,098,882	1,904,321	3,319,139	39,569,349

Swap Contracts
Average Notional Balance Long	-- 7,220,127	-- --
Average Notional Balance Short	-- 6,378,423	-- --
Ending Notional Balance Long	-- 7,303,543	-- --
Ending Notional Balance Short	-- 7,215,567	-- --

10.Share transactions

Shares are offered on a continuous monthly basis (generally as of 4:00 p.m. Eastern Time on the last business day of each month (the “Closing Time”), at the NAV per share at that time. At each Closing Time, purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund as of the first business day of the next month following the acceptance of an investor’s purchase order. For each investor, the Fund requires a minimum initial investment of $10,000 and minimum subsequent investments of $5,000. The Fund may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund’s performance, each investor must also be a “qualified client” as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940. Class I shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund’s eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Share transactions (continued)

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The pricing date for the Fund’s first repurchase offer was March 31, 2016. During the six-month period ended April 30, 2018, the Fund had repurchase offers as follows:

	Repurchase	Shares	Number of
Repurchase	Offer Amount	Tendered	Shares
Date	%	%	Tendered

November 30, 2017	15	-	-
December 29, 2017	15	5.47	48,330.41
January 31, 2018	15	-	-
February 28, 2018	15	-	-
March 29, 2018	15	0.43	3,692.23
April 30, 2018	15	-	-

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund’s Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend that, at each repurchase offer, the Fund will offer to repurchase at least 15% of its total outstanding shares, subject to approval of the Board. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Share transactions (continued)

The share transactions for the Fund are shown below:

	Six-month
	period
	ended April	Year ended
	30, 2018	October 31,
	(Unaudited)	2017

Shares transactions:

Class I shares
Issued	15,486	192,721
Reinvestment of dividends	6,043	—
Redeemed	(52,022)	(6,094)
Increase/(decrease) in Class I shares	(30,493)	186,627

Net increase/(decrease) in shares outstanding	(30,493)	186,627

11. Risks associated with financial instruments

As with all investment companies, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The risk factors affecting investments in the Fund and Subsidiary are set out in the Prospectus and Statement of Additional Information. The nature and the extent of the investments held at April 30, 2018 are set out in the Consolidated Schedule of Investments.

The Board is responsible for overseeing the Fund’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund’s business and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

(a) Market risk — Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund’s market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Risks associated with financial instruments (continued)

(a) Market risk (continued)

(i) Currency risk —As a result of the Fund’s and Subsidiary’s investments in securities and derivatives denominated in, and/or receiving revenues in, non-U.S.
currencies, the Fund and Subsidiary will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund and Subsidiary. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by
U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United
States or abroad.

(ii) Interest rate risk — Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Fund will invest in U.S. treasuries that will be interest bearing. The Fund and Subsidiary’s cash and cash equivalents also will expose them to interest rate risk.

(iii) Derivatives risk — The Fund’s and Subsidiary’s use of futures contracts, forward contracts, options and swaps will be subject to, inter alia, market risk and correlation risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund’s and Subsidiary’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Each of these risks could cause the Fund and/or Subsidiary to lose more than the principal amount invested in a derivative instrument. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets and the ultimate impact of the regulations remains unclear. In addition, the SEC is considering implementing regulations that would govern the use of derivatives by registered investment companies, such as the
Fund or Subsidiary, and such new regulations may require the Fund and/or
Subsidiary to alter its structure or operations.

(iv) Other price risk — Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, derivatives or currency risk), whether caused by factors specific to an individual instrument, its issuer or all the factors affecting all financial instruments in the market.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Risks associated with financial instruments (continued)

(a) Market risk (continued)

Other price risk (continued) — All investments are valued at fair value, with fair value changes recognized in the Consolidated Statement of Operations. All changes in market prices directly affect net change in net assets resulting from operations in the Consolidated Statement of Changes in Net Assets. The Adviser, in accordance with the policies and procedures in place, monitors the risk on a regular basis.

(b) Credit risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
The carrying amounts of assets and liabilities will be an estimate of the maximum exposure at the Consolidated Statement of Assets and Liabilities date.

(c) Liquidity risk — Liquidity risk is the risk that the Fund and Subsidiary will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that the Fund and/or Subsidiary could be required to pay its liabilities or redeem its shares earlier than expected.

(d) Counterparty risk — The Fund and Subsidiary will be subject to the risk of the inability of any counterparty (including the Fund's or Subsidiary’s custodian and clearing brokers and prime brokers used by the Fund or Subsidiary) to perform with respect to transactions, whether due to insolvency, bankruptcy or other causes. If there is a failure or default by the counterparty to such a transaction, the Fund or
Subsidiary will have contractual remedies pursuant to the agreements related to the transaction but these may be of limited or no legal and/or commercial benefit depending on the financial position of the defaulting counterparty. The Fund and Subsidiary may not be able to recover all of its cash and/or securities in the event of the insolvency and bankruptcy of its custodian.
These risks are heightened to the extent that the Fund or the Subsidiary gains a substantial amount of investment exposure indirectly through swaps.

(e) Subsidiary risk — The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, or governmental interpretation of such laws, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                     Winton Diversified Opportunities Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                             For the six-months ended April 30, 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Unaudited)

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Indemnifications

In the normal course of business the Fund and Subsidiary enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13. Subsequent events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the consolidated financial statements.

However, the following are details relating to subsequent events that have occurred since April 30, 2018:

On April 19, 2018, a special telephonic board meeting was held, whereas the Board of
Trustees of the Fund, at the recommendation of Winton Capital US LLC (the “Adviser”), the investment adviser of the Fund, determined that it was in the best interest of the
Fund and its shareholders to cease operations and liquidate any remaining assets on a pro rata basis to shareholders, and approved the liquidation of the Fund. The Fund has ceased operations and liquidated on May 25, 2018 (the “Liquidation Date”). The Fund
distributed to each shareholder, on or promptly after the Liquidation Date, a liquidating cash distribution equal in value to the shareholder’s interest in the net assets of the
Fund as of the Liquidation Date.

WIN-SA-002-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual report.
(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Winton Diversified Opportunities Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 9, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: July 9, 2018